TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.9%
3,725	*	Tesla, Inc	$1,042,478

		TOTAL AUTOMOBILES & COMPONENTS	1,042,478

CAPITAL GOODS - 5.1%
9,764		Airbus SE	1,294,083
5,180	n	Boeing Co	1,975,756
2,757	*	Middleby Corp	358,493
1,667		Parker-Hannifin Corp	286,090
3,108		Roper Industries, Inc	1,062,843
2,935		W.W. Grainger, Inc	883,229

		TOTAL CAPITAL GOODS	5,860,494

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
1,408	*	CoStar Group, Inc	656,719
13,830	*	IHS Markit Ltd	752,076
9,590		Nielsen NV	226,995

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,635,790

CONSUMER DURABLES & APPAREL - 2.6%
2,584		Essilor International S.A.	282,276
3,300	*	Levi Strauss & Co	77,715
30,313		Nike, Inc (Class B)	2,552,658

		TOTAL CONSUMER DURABLES & APPAREL	2,912,649

CONSUMER SERVICES - 0.6%
1,035	*	Chipotle Mexican Grill, Inc (Class A)	735,171

		TOTAL CONSUMER SERVICES	735,171

DIVERSIFIED FINANCIALS - 0.9%
13,762		IntercontinentalExchange Group, Inc	1,047,839

		TOTAL DIVERSIFIED FINANCIALS	1,047,839

ENERGY - 0.2%
14,179	*	Parsley Energy, Inc	273,655

		TOTAL ENERGY	273,655

FOOD & STAPLES RETAILING - 0.3%
3,793		Walmart, Inc	369,931

		TOTAL FOOD & STAPLES RETAILING	369,931

FOOD, BEVERAGE & TOBACCO - 0.7%
4,406		Constellation Brands, Inc (Class A)	772,504

		TOTAL FOOD, BEVERAGE & TOBACCO	772,504

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
6,074	*	Edwards Lifesciences Corp	1,162,138
4,168	*	Intuitive Surgical, Inc	2,378,178
6,577		Stryker Corp	1,299,089
642	*	Veeva Systems, Inc	81,444

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,920,849

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
8,179		Procter & Gamble Co	851,025

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	851,025

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.2%
6,643		Albemarle Corp	$544,593
9,224		Linde plc	1,622,778
3,347		Sherwin-Williams Co	1,441,587

		TOTAL MATERIALS	3,608,958

MEDIA & ENTERTAINMENT - 16.9%
30,948		Activision Blizzard, Inc	1,409,063
3,027	*	Alphabet, Inc (Class A)	3,562,446
3,378	*	Alphabet, Inc (Class C)	3,963,441
27,780	*	Facebook, Inc	4,630,648
8,471	*	IAC/InterActiveCorp	1,779,842
5,948	*	NetFlix, Inc	2,120,819
18,127	*	Twitter, Inc	596,016
11,245		Walt Disney Co	1,248,532

		TOTAL MEDIA & ENTERTAINMENT	19,310,807

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
8,358	*	Alexion Pharmaceuticals, Inc	1,129,835
13,001		AstraZeneca plc	1,037,758
5,082	*	BioMarin Pharmaceutical, Inc	451,434
8,987		Eli Lilly & Co	1,166,153
3,641	*	Illumina, Inc	1,131,222
6,041	*	Incyte Corp	519,586
6,397	*	Jazz Pharmaceuticals plc	914,451
7,609		Johnson & Johnson	1,063,662
3,187		Lonza Group AG.	989,425
14,513		Merck & Co, Inc	1,207,046
5,532	*	QIAGEN NV	225,042
705	*	Sage Therapeutics, Inc	112,130
36,423		Takeda Pharmaceutical Co Ltd (ADR)	741,937
1,489	*	Vertex Pharmaceuticals, Inc	273,902
5,727		Zoetis, Inc	576,537

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,540,120

RETAILING - 11.0%
1,173	*	Alibaba Group Holding Ltd (ADR)	214,014
3,462	*	Amazon.com, Inc	6,164,956
16,743	*	Ctrip.com International Ltd (ADR)	731,502
14,458		Expedia, Inc	1,720,502
6,911		Home Depot, Inc	1,326,152
1,802		Kering	1,033,631
3,995		Kohl’s Corp	274,736
3,210	*	Ulta Beauty, Inc	1,119,423

		TOTAL RETAILING	12,584,916

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
10,940	*	Advanced Micro Devices, Inc	279,189
3,152		Lam Research Corp	564,240
4,290		NVIDIA Corp	770,312
1,937		Skyworks Solutions, Inc	159,764
11,874		Xilinx, Inc	1,505,504

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,279,009

SOFTWARE & SERVICES - 28.0%
10,597	*	Adobe, Inc	2,823,995
959	*,g	Adyen NV	752,193
15,776	*	Akamai Technologies, Inc	1,131,297
15,095		Automatic Data Processing, Inc	2,411,275
10,239	*	GoDaddy, Inc	769,870
12,205		Intuit, Inc	3,190,509
16,626		MasterCard, Inc (Class A)	3,914,592
57,988		Microsoft Corp	6,839,105
2,362	*	Palo Alto Networks, Inc	573,683

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

23,731	*	PayPal Holdings, Inc			$2,464,227
20,520	*	salesforce.com, Inc			3,249,752
5,139	*	ServiceNow, Inc			1,266,712
17,211		Visa, Inc (Class A)			2,688,186

		TOTAL SOFTWARE & SERVICES			32,075,396

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
19,697	n	Apple, Inc			3,741,445
4,746	*	Arista Networks, Inc			1,492,427
25,729		Cisco Systems, Inc			1,389,109
7,876		Motorola, Inc			1,105,948
89,062		Nokia Corp			509,435

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,238,364

TELECOMMUNICATION SERVICES - 1.2%
14,401		Softbank Group Corp			1,403,761

		TOTAL TELECOMMUNICATION SERVICES			1,403,761

TRANSPORTATION - 0.8%
1,607	*	Lyft Inc (Class A)			125,812
4,654		Union Pacific Corp			778,149

		TOTAL TRANSPORTATION			903,961

		TOTAL COMMON STOCKS			113,367,677

		(Cost $70,511,418)
PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
300		Boeing Co			5,559

		TOTAL CAPITAL GOODS			5,559

DIVERSIFIED FINANCIALS - 0.0%
100,000		Chicago Board Options Exchange SPX Volatility Index			40,000

		TOTAL DIVERSIFIED FINANCIALS			40,000

		TOTAL PURCHASED OPTIONS			45,559

		(Cost $79,418)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.9%
$ 1,000,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	1,000,000

		TOTAL GOVERNMENT AGENCY DEBT			1,000,000

		TOTAL SHORT-TERM INVESTMENTS			1,000,000

		(Cost $1,000,000)
		TOTAL INVESTMENTS - 100.0% (Cost $71,590,836)			114,413,236
		OTHER ASSETS & LIABILITIES, NET - 0.0%			39,760

		NET ASSETS - 100.0%			$114,452,996

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $752,193 or 0.7% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

Purchased options outstanding as of March 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Boeing Co, Call	3	$5,379	$385.00	06/21/19	$5,559
Chicago Board Options Exchange SPX Volatility Index, Call	1,000	74,039	20.00	04/17/19	40,000
Total	1,003	$79,418			$45,559

Written options outstanding as of March 31, 2019 were as follows:
Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Boeing Co, Call	3	$(1,911)	$420.00	06/21/19	$(1,845)
Boeing Co, Put	3	(3,750)	350.00	06/21/19	(2,775)
Chicago Board Options Exchange SPX Volatility Index, Call	1,000	(20,961)	30.00	04/17/19	(15,000)
Total	1,006	$(26,622)			$(19,620)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.4%
7,013		Aptiv plc	$557,463

		TOTAL AUTOMOBILES & COMPONENTS	557,463

BANKS - 5.3%
83,961		Bank of America Corp	2,316,484
21,271		Citizens Financial Group, Inc	691,308
26,637		JPMorgan Chase & Co	2,696,464
4,555		M&T Bank Corp	715,226
16,280		US Bancorp	784,533
10,360		Wells Fargo & Co	500,595

		TOTAL BANKS	7,704,610

CAPITAL GOODS - 6.8%
3,917	n	Boeing Co	1,494,022
1,045		Carlisle Cos, Inc	128,138
5,512		Deere & Co	881,038
8,391		Dover Corp	787,076
5,212		Fortive Corp	437,235
24,794	n	General Electric Co	247,692
4,800		Harris Corp	766,608
11,611	n	Honeywell International, Inc	1,845,220
8,536		Ingersoll-Rand plc	921,462
13,729		ITT, Inc	796,282
2,705		L3 Technologies, Inc	558,231
2,234	n	Northrop Grumman Corp	602,286
3,283		Rockwell Automation, Inc	576,035

		TOTAL CAPITAL GOODS	10,041,325

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
4,927		Verisk Analytics, Inc	655,291
10,822		Waste Management, Inc	1,124,514

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,779,805

CONSUMER DURABLES & APPAREL - 2.4%
12,986	*	Capri Holdings Ltd	594,110
10,787		DR Horton, Inc	446,366
4,288	*	Levi Strauss & Co	100,982
2,999	*	Lululemon Athletica, Inc	491,446
35,540	*,e	Mattel, Inc	462,020
15,928	*,g	Spin Master Corp	445,772
15,853		Tapestry, Inc	515,064
11,561		Wolverine World Wide, Inc	413,075

		TOTAL CONSUMER DURABLES & APPAREL	3,468,835

CONSUMER SERVICES - 0.5%
7,091		Royal Caribbean Cruises Ltd	812,771

		TOTAL CONSUMER SERVICES	812,771

DIVERSIFIED FINANCIALS - 2.6%
14,577		Blackstone Group LP	509,758
7,205	n	CME Group, Inc	1,185,799
28,585		Morgan Stanley	1,206,287
17,272		Voya Financial, Inc	862,909

		TOTAL DIVERSIFIED FINANCIALS	3,764,753

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 5.1%
7,335	*	Apergy Corp	$301,175
24,650		Cabot Oil & Gas Corp	643,365
20,065		Chevron Corp	2,471,606
8,353		Concho Resources, Inc	926,849
6,244	*	Continental Resources, Inc	279,544
9,843		Delek US Holdings, Inc	358,482
3,606		Diamondback Energy, Inc	366,117
6,059		EOG Resources, Inc	576,696
7,691		Hess Corp	463,229
7,480		ONEOK, Inc	522,403
32,106	*	Parsley Energy, Inc	619,646

		TOTAL ENERGY	7,529,112

FOOD & STAPLES RETAILING - 1.2%
3,813	n	Costco Wholesale Corp	923,280
8,291		Walmart, Inc	808,621

		TOTAL FOOD & STAPLES RETAILING	1,731,901

FOOD, BEVERAGE & TOBACCO - 4.9%
7,677		Brown-Forman Corp (Class B)	405,192
23,312		Coca-Cola Co	1,092,400
8,745		Coca-Cola European Partners plc (Class A)	452,466
21,620	n	ConAgra Brands, Inc	599,739
3,565		Danone	274,508
7,929		Diageo plc	324,471
15,341	*,n	Hain Celestial Group, Inc	354,684
3,944		Hershey Co	452,890
3,115		J.M. Smucker Co	362,898
23,619		Mondelez International, Inc	1,179,060
7,318	*	Monster Beverage Corp	399,416
10,690		PepsiCo, Inc	1,310,060

		TOTAL FOOD, BEVERAGE & TOBACCO	7,207,784

HEALTH CARE EQUIPMENT & SERVICES - 7.7%
22,166		Abbott Laboratories	1,771,950
3,783	n	Anthem, Inc	1,085,645
28,032	*	Boston Scientific Corp	1,075,868
2,350	*,n	DexCom, Inc	279,885
3,896	*	Edwards Lifesciences Corp	745,422
2,642	*	Guardant Health, Inc	202,641
5,866		HCA Holdings, Inc	764,809
8,736	*	Hologic, Inc	422,822
1,944		Humana, Inc	517,104
2,586	*	IDEXX Laboratories, Inc	578,230
1,917	*	Intuitive Surgical, Inc	1,093,802
1,954	*	iRhythm Technologies, Inc	146,472
6,318		Medtronic plc	575,443
2,428		STERIS plc	310,857
6,265		Stryker Corp	1,237,463
16,973	*	Wright Medical Group NV	533,801

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,342,214

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
4,049		Estee Lauder Cos (Class A)	670,312
18,848		Procter & Gamble Co	1,961,134

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,631,446

INSURANCE - 2.3%
17,799	*	Athene Holding Ltd	726,199
2,414	*	Berkshire Hathaway, Inc (Class B)	484,949
8,098		Chubb Ltd	1,134,368
19,323		Hartford Financial Services Group, Inc	960,739

		TOTAL INSURANCE	3,306,255

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.8%
2,988		Christian Hansen Holding	$303,294
23,608		DowDuPont, Inc	1,258,542
2,958		Ecolab, Inc	522,205
8,223		FMC Corp	631,691
9,115	n	Linde plc	1,603,602
11,416	*	Livent Corp	140,189
15,354		Newmont Mining Corp	549,213
9,557	n	Nutrien Ltd	504,227

		TOTAL MATERIALS	5,512,963

MEDIA & ENTERTAINMENT - 10.1%
3,830	*	Alphabet, Inc (Class C)	4,493,777
32,452		Comcast Corp (Class A)	1,297,431
4,368	*	Electronic Arts, Inc	443,920
12,734	*	Facebook, Inc	2,122,630
2,683	*,n	IAC/InterActiveCorp	563,725
4,436	*,n	NetFlix, Inc	1,581,700
7,335	*,n	Take-Two Interactive Software, Inc	692,204
10,010	*	Twitter, Inc	329,129
17,475		Viacom, Inc (Class B)	490,523
12,484	*	Vivendi Universal S.A.	361,787
15,682		Walt Disney Co	1,741,173
7,373	n	World Wrestling Entertainment, Inc (Class A)	639,829

		TOTAL MEDIA & ENTERTAINMENT	14,757,828

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
13,696	n	AbbVie, Inc	1,103,760
10,719	*	Acadia Pharmaceuticals, Inc	287,805
5,794	*,e	Allogene Therapeutics, Inc	167,505
5,426		AstraZeneca plc	433,111
4,025	*	Biohaven Pharmaceutical Holding Co Ltd	207,167
4,590	*	BioMarin Pharmaceutical, Inc	407,730
2,616	*	Bluebird Bio, Inc	411,575
12,489	n	Bristol-Myers Squibb Co	595,850
6,431		Daiichi Sankyo Co Ltd	296,969
9,053		Eli Lilly & Co	1,174,717
4,278	*,n	Exact Sciences Corp	370,560
1,148	*	GW Pharmaceuticals plc (ADR)	193,518
2,921	*,n	Jazz Pharmaceuticals plc	417,557
1,684		Lonza Group AG.	522,809
22,963		Merck & Co, Inc	1,909,833
5,668	*,n	Nektar Therapeutics	190,445
3,715	*	Neurocrine Biosciences, Inc	327,291
4,513		Novartis AG. (ADR)	433,880
2,472	*	PerkinElmer, Inc	238,202
37,972		Pfizer, Inc	1,612,671
2,671	*	Sage Therapeutics, Inc	424,823
6,834		Sanofi-Aventis	604,290
4,900		Takeda Pharmaceutical Co Ltd	200,666
32,028	*	Teva Pharmaceutical Industries Ltd (ADR)	502,199
2,247		Vifor Pharma AG.	304,088

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,339,021

REAL ESTATE - 0.7%
5,201		American Tower Corp	1,024,909

		TOTAL REAL ESTATE	1,024,909

RETAILING - 6.1%
2,264	*	Amazon.com, Inc	4,031,618
8,315		Best Buy Co, Inc	590,864
19,500	*	BJ’s Wholesale Club Holdings, Inc	534,300
4,983	*	Ctrip.com International Ltd (ADR)	217,707
10,308		Home Depot, Inc	1,978,002
4,991		Kohl’s Corp	343,231
6,820	n	Tiffany & Co	719,851
1,608	*,n	Ulta Beauty, Inc	560,758

		TOTAL RETAILING	8,976,331

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
29,777	*	Advanced Micro Devices, Inc	$759,909
1,116		Broadcom, Inc	335,592
7,287	*	Cree, Inc	416,962
22,991		Intel Corp	1,234,617
32,829		Marvell Technology Group Ltd	652,969
4,262		Monolithic Power Systems, Inc	577,458
5,593	n	NVIDIA Corp	1,004,279
5,126	*	Qorvo, Inc	367,688
11,307	n	QUALCOMM, Inc	644,838
3,016	n	Universal Display Corp	460,996
3,476	n	Xilinx, Inc	440,722

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,896,030

SOFTWARE & SERVICES - 11.4%
3,113	*	Adobe, Inc	829,583
3,144		Dassault Systemes S.A.	468,609
4,672	n	Fidelity National Information Services, Inc	528,403
21,255	*	First Data Corp	558,369
5,447	n	International Business Machines Corp	768,572
3,165	*	LiveRamp Holdings, Inc	172,714
9,473		MasterCard, Inc (Class A)	2,230,418
49,446		Microsoft Corp	5,831,661
7,907	*,n	Nutanix, Inc	298,410
13,482	*	PayPal Holdings, Inc	1,399,971
2,552	*	Proofpoint, Inc	309,889
8,245	*	salesforce.com, Inc	1,305,760
2,348	*,n	ServiceNow, Inc	578,759
4,826	*	Synopsys, Inc	555,714
15,341	*,n	Teradata Corp	669,635
2,185	*	Zscaler, Inc	154,982

		TOTAL SOFTWARE & SERVICES	16,661,449

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
26,739	n	Apple, Inc	5,079,073
46,330		Cisco Systems, Inc	2,501,357
8,077		Cognex Corp	410,796
13,253		Corning, Inc	438,674
6,078	*	Keysight Technologies, Inc	530,002
6,088	n	Motorola, Inc	854,877
69,460		Nokia Corp	397,311
23,878	*,n	Pure Storage, Inc	520,302

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10,732,392

TELECOMMUNICATION SERVICES - 1.3%
23,924		AT&T, Inc	750,257
19,085		Verizon Communications, Inc	1,128,496

		TOTAL TELECOMMUNICATION SERVICES	1,878,753

TRANSPORTATION - 1.0%
18,185		CSX Corp	1,360,602
2,083	*	Lyft Inc (Class A)	163,078

		TOTAL TRANSPORTATION	1,523,680

UTILITIES - 2.1%
5,935		Alliant Energy Corp	279,717
5,337		Ameren Corp	392,536
5,013		Entergy Corp	479,393
20,643		FirstEnergy Corp	858,955
5,930		NextEra Energy, Inc	1,146,388

		TOTAL UTILITIES	3,156,989

		TOTAL COMMON STOCKS	146,338,619

		(Cost $100,763,491)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.0%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
700		Xilinx, Inc			$3,430

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,430

		TOTAL PURCHASED OPTIONS			3,430

		(Cost $4,984)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 1.1%
$ 1,650,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	1,650,000

		TOTAL GOVERNMENT AGENCY DEBT			1,650,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
635,605	c	State Street Navigator Securities Lending Government Money Market Portfolio			635,605

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			635,605

		TOTAL SHORT-TERM INVESTMENTS			2,285,605

		(Cost $2,285,605)
		TOTAL INVESTMENTS - 101.4%			148,627,654
		(Cost $103,054,080)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(2,070,348)

		NET ASSETS - 100.0%			$146,557,306

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $622,931.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $445,772 or 0.3% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of March 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Xilinx, Inc, Put	7	$4,984	$110.00	09/20/19	$3,430

Written options outstanding as of March 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	9	$(747)	$75.00	04/26/19	$(675)
Activision Blizzard, Inc, Put	20	(9,639)	45.00	08/16/19	(7,500)
Anthem, Inc, Put	3	(6,416)	260.00	06/21/19	(1,372)
Apple, Inc, Call	10	(5,322)	195.00	10/18/19	(11,250)
Apple, Inc, Call	5	(4,765)	190.00	01/17/20	(8,440)
Apple, Inc, Put	10	(1,950)	155.00	06/21/19	(810)
Apple, Inc, Put	5	(2,870)	170.00	10/18/19	(2,775)
Apple, Inc, Put	5	(13,375)	160.00	01/17/20	(2,595)
Apple, Inc, Put	5	(18,486)	175.00	01/17/20	(4,700)
Arista Networks, Inc, Put	3	(3,039)	180.00	06/21/19	(165)
Boeing Co, Put	2	(536)	335.00	04/18/19	(96)
Boeing Co, Put	2	(1,332)	310.00	06/21/19	(600)
Bristol-Myers Squibb Co, Put	10	(469)	44.00	04/18/19	(150)
Chipotle Mexican Grill, Inc, Put	1	(3,588)	420.00	06/21/19	(85)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Cigna Corp, Put	5	$(4,965)	$155.00	10/18/19	$(5,100)
CME Group, Inc, Call	4	(389)	200.00	09/20/19	(240)
CME Group, Inc, Put	4	(889)	145.00	09/20/19	(1,190)
Coherent, Inc, Put	5	(9,590)	115.00	08/16/19	(2,750)
ConAgra Brands, Inc, Put	6	(918)	22.00	09/20/19	(270)
ConAgra Brands, Inc, Put	18	(2,591)	23.00	09/20/19	(1,080)
ConAgra Brands, Inc, Put	12	(4,536)	26.00	09/20/19	(1,650)
Constellation Brands, Inc, Put	4	(2,560)	150.00	04/18/19	(216)
Constellation Brands, Inc, Put	3	(5,904)	165.00	01/17/20	(3,120)
Costco Wholesale Corp, Call	4	(2,640)	260.00	10/18/19	(2,748)
Costco Wholesale Corp, Put	4	(528)	210.00	04/26/19	(96)
Costco Wholesale Corp, Put	3	(2,041)	195.00	06/21/19	(141)
CVS Health Corp, Put	11	(5,313)	55.00	08/16/19	(5,313)
CVS Health Corp, Put	11	(6,137)	55.00	10/18/19	(6,137)
CVS Health Corp, Put	11	(4,212)	52.50	11/15/19	(5,060)
Deckers Outdoor Corp, Put	10	(1,717)	125.00	04/18/19	(390)
DexCom, Inc, Put	7	(2,930)	100.00	09/20/19	(5,082)
DISH Network Corp, Put	14	(1,372)	27.50	06/21/19	(1,540)
DISH Network Corp, Put	14	(3,822)	27.50	01/17/20	(4,200)
Exact Sciences Corp, Call	18	(6,443)	115.00	07/19/19	(2,520)
FedEx Corp, Put	4	(9,156)	190.00	01/17/20	(7,960)
Fidelity National Information Services, Inc, Put	10	(1,556)	95.00	07/19/19	(670)
Hain Celestial Group, Inc, Put	24	(13,152)	23.00	01/17/20	(6,540)
IAC/InterActiveCorp, Put	5	(11,815)	185.00	07/19/19	(2,800)
International Business Machines Corp, Put	7	(8,592)	120.00	01/17/20	(2,835)
Jazz Pharmaceuticals plc, Put	6	(8,610)	130.00	09/20/19	(3,240)
Knight-Swift Transportation Holdings, Inc, Put	20	(3,766)	25.00	05/17/19	(500)
Kroger Co, Put	30	(306)	22.50	04/12/19	(120)
Linde plc, Put	4	(456)	150.00	07/19/19	(510)
Micron Technology, Inc, Put	13	(5,392)	36.00	10/18/19	(3,575)
Motorola Solutions, Inc, Call	7	(4,781)	145.00	10/18/19	(5,460)
Motorola Solutions, Inc, Put	7	(1,736)	120.00	07/19/19	(962)
Motorola Solutions, Inc, Put	7	(3,311)	125.00	10/18/19	(2,730)
Nektar Therapeutics, Put	8	(6,063)	36.00	11/15/19	(6,240)
Netflix, Inc, Put	3	(300)	325.00	03/29/19	(3)
NetFlix, Inc, Put	3	(327)	330.00	04/05/19	(99)
Nevro Corp, Put	11	(979)	40.00	08/16/19	(742)
Northrop Grumman Corp, Put	2	(3,396)	285.00	08/16/19	(4,510)
Northrop Grumman Corp, Put	1	(1,746)	270.00	11/15/19	(1,855)
Nutanix, Inc, Put	17	(915)	27.50	04/18/19	(170)
Nutrien Ltd, Put	13	(1,754)	45.00	09/20/19	(1,073)
NVIDIA Corp, Call	5	(935)	190.00	04/12/19	(725)
Parker-Hannifin Corp, Put	4	(388)	125.00	08/16/19	(300)
PNC Financial Services Group, Inc, Put	7	(1,397)	105.00	08/16/19	(1,166)
PNC Financial Services Group, Inc, Put	7	(2,541)	105.00	11/15/19	(2,174)
Pure Storage, Inc, Put	18	(576)	17.50	04/18/19	(36)
PVH Corp, Put	5	(2,315)	95.00	06/21/19	(325)
PVH Corp, Put	5	(1,665)	90.00	09/20/19	(670)
QUALCOMM, Inc, Put	8	(3,800)	57.50	10/18/19	(3,880)
ServiceNow, Inc, Call	5	(7,065)	260.00	08/16/19	(8,150)
ServiceNow, Inc, Put	5	(4,217)	200.00	05/17/19	(862)
Take-Two Interactive Software, Inc, Put	7	(290)	80.00	04/26/19	(280)
Teladoc Health, Inc, Put	7	(3,437)	45.00	10/18/19	(2,520)
Teladoc Health, Inc, Put	6	(3,566)	45.00	12/20/19	(2,730)
Teradata Corp, Put	11	(671)	40.00	05/17/19	(880)
Tiffany & Co, Put	10	(5,610)	90.00	08/16/19	(2,030)
Tiffany & Co, Put	10	(23,280)	105.00	01/17/20	(10,125)
Tiffany & Co, Put	10	(27,030)	110.00	01/17/20	(12,675)
Ulta Beauty, Inc, Call	2	(2,792)	390.00	09/20/19	(2,970)
Ulta Beauty, Inc, Put	2	(858)	250.00	09/20/19	(600)
Universal Display Corp, Call	7	(3,004)	180.00	05/17/19	(2,100)
WellCare Health Plans, Inc, Put	3	(2,964)	250.00	05/17/19	(660)
WellCare Health Plans, Inc, Put	3	(1,776)	210.00	06/21/19	(285)
WellCare Health Plans, Inc, Put	3	(1,584)	220.00	09/20/19	(990)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
WellCare Health Plans, Inc, Put	3	$(4,194)	$240.00	09/20/19	$(2,145)
WellCare Health Plans, Inc, Put	3	(6,204)	260.00	09/20/19	(3,795)
World Wrestling Entertainment, Inc, Put	5	(260)	75.00	04/18/19	(225)
World Wrestling Entertainment, Inc, Put	5	(500)	70.00	05/17/19	(420)
Xilinx, Inc, Call	7	(2,996)	145.00	09/20/19	(4,053)
Xilinx, Inc, Put	7	(581)	110.00	04/18/19	(119)
Xilinx, Inc, Put	4	(1,072)	92.50	09/20/19	(732)
Xilinx, Inc, Put	3	(924)	95.00	09/20/19	(615)
Total	647	$(348,632)			$(211,887)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BANKS - 14.0%
90,540		Bank of America Corp	$2,497,999
34,663		Citigroup, Inc	2,156,732
30,144		JPMorgan Chase & Co	3,051,477
3,800		PNC Financial Services Group, Inc	466,108
32,150		Wells Fargo & Co	1,553,488

		TOTAL BANKS	9,725,804

CAPITAL GOODS - 8.7%
5,171		Allegion plc	469,061
5,555		Deere & Co	887,911
6,093		Dover Corp	571,524
24,957		General Electric Co	249,320
7,487		Honeywell International, Inc	1,189,834
8,961		Ingersoll-Rand plc	967,340
18,301		Masco Corp	719,412
3,506		Parker-Hannifin Corp	601,700
2,650		Stanley Black & Decker, Inc	360,851

		TOTAL CAPITAL GOODS	6,016,953

CONSUMER DURABLES & APPAREL - 1.0%
250	*	NVR, Inc	691,750

		TOTAL CONSUMER DURABLES & APPAREL	691,750

DIVERSIFIED FINANCIALS - 3.0%
4,575		American Express Co	500,047
12,755		Bank of New York Mellon Corp	643,235
4,722		Goldman Sachs Group, Inc	906,577

		TOTAL DIVERSIFIED FINANCIALS	2,049,859

ENERGY - 9.8%
5,000	*	Apergy Corp	205,300
17,500		Chevron Corp	2,155,650
8,950		Concho Resources, Inc	993,092
6,200		Diamondback Energy, Inc	629,486
14,000		EOG Resources, Inc	1,332,520
11,800		Exxon Mobil Corp	953,440
6,000		Valero Energy Corp	508,980

		TOTAL ENERGY	6,778,468

FOOD & STAPLES RETAILING - 0.8%
5,750		Walmart, Inc	560,797

		TOTAL FOOD & STAPLES RETAILING	560,797

FOOD, BEVERAGE & TOBACCO - 2.6%
15,251		Mondelez International, Inc	761,330
11,785		Philip Morris International, Inc	1,041,676

		TOTAL FOOD, BEVERAGE & TOBACCO	1,803,006

HEALTH CARE EQUIPMENT & SERVICES - 8.9%
9,200		Abbott Laboratories	735,448
4,570		Anthem, Inc	1,311,499
5,120		Cigna Corp	823,398
11,350		CVS Health Corp	612,105
3,049		HCA Holdings, Inc	397,529
7,081		Medtronic plc	644,937

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,529		UnitedHealth Group, Inc	$872,581
6,100		Zimmer Biomet Holdings, Inc	778,970

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,176,467

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
16,638		Procter & Gamble Co	1,731,184

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,731,184

INSURANCE - 6.4%
19,411		American International Group, Inc	835,838
6,248	*	Berkshire Hathaway, Inc (Class B)	1,255,161
6,600		Chubb Ltd	924,528
8,837		Lincoln National Corp	518,732
4,862		Marsh & McLennan Cos, Inc	456,542
4,862		Prudential Financial, Inc	446,720

		TOTAL INSURANCE	4,437,521

MATERIALS - 4.4%
12,300		Ball Corp	711,678
11,200	*	Crown Holdings, Inc	611,184
22,877		DowDuPont, Inc	1,219,573
8,500		Freeport-McMoRan Copper & Gold, Inc (Class B)	109,565
3,821		PPG Industries, Inc	431,276

		TOTAL MATERIALS	3,083,276

MEDIA & ENTERTAINMENT - 3.3%
47,142		Comcast Corp (Class A)	1,884,737
3,600		Walt Disney Co	399,708

		TOTAL MEDIA & ENTERTAINMENT	2,284,445

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
2,090		Amgen, Inc	397,058
4,600		Gilead Sciences, Inc	299,046
1,300	*	Jazz Pharmaceuticals plc	185,835
15,658		Johnson & Johnson	2,188,832
18,297		Merck & Co, Inc	1,521,762
39,000		Pfizer, Inc	1,656,330

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,248,863

REAL ESTATE - 1.6%
1,775		AvalonBay Communities, Inc	356,296
2,375		Boston Properties, Inc	317,965
6,200		Prologis, Inc	446,090

		TOTAL REAL ESTATE	1,120,351

RETAILING - 1.1%
3,850		Home Depot, Inc	738,776

		TOTAL RETAILING	738,776

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
8,750		Applied Materials, Inc	347,025
1,790		Broadcom, Inc	538,271
24,340		Intel Corp	1,307,058
3,604		NXP Semiconductors NV	318,557

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,510,911

SOFTWARE & SERVICES - 4.8%
4,297		Accenture plc	756,358
8,000		DXC Technology Co	514,480
10,020		Microsoft Corp	1,181,759
16,740		Oracle Corp	899,105

		TOTAL SOFTWARE & SERVICES	3,351,702

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES	COMPANY			VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
42,565	Cisco Systems, Inc			$2,298,084
7,050	TE Connectivity Ltd			569,288

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,867,372

TELECOMMUNICATION SERVICES - 3.0%
16,638	AT&T, Inc			521,768
27,000	Verizon Communications, Inc			1,596,510

	TOTAL TELECOMMUNICATION SERVICES			2,118,278

TRANSPORTATION - 2.1%
692	American Airlines Group, Inc			21,978
5,555	CSX Corp			415,625
5,961	Union Pacific Corp			996,679

	TOTAL TRANSPORTATION			1,434,282

UTILITIES - 4.6%
6,932	American Electric Power Co, Inc			580,555
5,810	Entergy Corp			555,610
18,100	FirstEnergy Corp			753,141
4,579	NextEra Energy, Inc			885,212
3,476	Sempra Energy			437,490

	TOTAL UTILITIES			3,212,008

	TOTAL COMMON STOCKS			68,942,073
	(Cost $60,276,861)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 1.0%
$ 700,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	700,000

	TOTAL GOVERNMENT AGENCY DEBT			700,000

	TOTAL SHORT-TERM INVESTMENTS			700,000

	(Cost $700,000)
	TOTAL INVESTMENTS - 100.3%			69,642,073
	(Cost $60,976,861)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(240,902)

	NET ASSETS - 100.0%			$69,401,171

*	Non-income producing

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%

CASINOS & GAMING - 0.3%
12,000	*	Penn National Gaming, Inc	$241,200

		TOTAL CASINOS & GAMING	241,200

DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
8,000	*	GDS Holdings Ltd (ADR)	285,520

		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	285,520

DIVERSIFIED REITS - 0.2%
35,000		Colony Capital, Inc	186,200

		TOTAL DIVERSIFIED REITS	186,200

HEALTH CARE REITS - 6.6%
50,000		HCP, Inc	1,565,000
20,000		Healthcare Trust of America, Inc	571,800
20,000		Ventas, Inc	1,276,200
22,000		Welltower, Inc	1,707,200

		TOTAL HEALTH CARE REITS	5,120,200

HOTEL & RESORT REITS - 3.9%
90,000		Host Marriott Corp	1,701,000
14,000		Pebblebrook Hotel Trust	434,840
65,000		Sunstone Hotel Investors, Inc	936,000

		TOTAL HOTEL & RESORT REITS	3,071,840

INDUSTRIAL REITS - 11.4%
15,000		Americold Realty Trust	457,650
6,000		EastGroup Properties, Inc	669,840
55,000		Prologis, Inc	3,957,250
80,000		Rexford Industrial Realty, Inc	2,864,800
23,000		Terreno Realty Corp	966,920

		TOTAL INDUSTRIAL REITS	8,916,460

IT CONSULTING & OTHER SERVICES - 0.4%
5,000	*	InterXion Holding NV	333,650

		TOTAL IT CONSULTING & OTHER SERVICES	333,650

MORTGAGE REITS - 0.9%
30,000		Starwood Property Trust, Inc	670,500

		TOTAL MORTGAGE REITS	670,500

OFFICE REITS - 10.5%
16,000		Alexandria Real Estate Equities, Inc	2,280,960
24,000		Boston Properties, Inc	3,213,120
28,000		Hudson Pacific Properties	963,760
16,000		Kilroy Realty Corp	1,215,360
5,500		SL Green Realty Corp	494,560

		TOTAL OFFICE REITS	8,167,760

RESIDENTIAL REITS - 21.7%
60,000		American Homes 4 Rent	1,363,200
17,000		AvalonBay Communities, Inc	3,412,410
14,000		Camden Property Trust	1,421,000
21,000		Equity Lifestyle Properties, Inc	2,400,300
25,000		Equity Residential	1,883,000

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY			VALUE

9,500		Essex Property Trust, Inc			$2,747,780
38,000		Invitation Homes, Inc			924,540
23,000		Sun Communities, Inc			2,725,960

		TOTAL RESIDENTIAL REITS			16,878,190

RETAIL REITS - 13.0%
12,000		Agree Realty Corp			832,080
12,000		Federal Realty Investment Trust			1,654,200
7,000		Realty Income Corp			514,920
30,000		Regency Centers Corp			2,024,700
27,000		Simon Property Group, Inc			4,919,670
4,000		Taubman Centers, Inc			211,520

		TOTAL RETAIL REITS			10,157,090

SPECIALIZED REITS - 27.3%
22,000		American Tower Corp			4,335,320
25,000		Crown Castle International Corp			3,200,000
15,000		CyrusOne, Inc			786,600
12,000		Digital Realty Trust, Inc			1,428,000
6,000		Equinix, Inc			2,718,960
12,000		Extra Space Storage, Inc			1,222,920
25,000		Four Corners Property Trust, Inc			740,000
15,000		Gaming and Leisure Properties, Inc			578,550
15,000		National Storage Affiliates Trust			427,650
7,000		Public Storage, Inc			1,524,460
23,000		QTS Realty Trust, Inc			1,034,770
7,500	*	SBA Communications Corp			1,497,450
20,000		VICI Properties, Inc			437,600
50,000		Weyerhaeuser Co			1,317,000

		TOTAL SPECIALIZED REITS			21,249,280

		TOTAL COMMON STOCKS			75,277,890

		(Cost $51,014,017)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 3.3%
$ 2,600,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	2,600,000

		TOTAL GOVERNMENT AGENCY DEBT			2,600,000

		TOTAL SHORT-TERM INVESTMENTS			2,600,000

		(Cost $2,600,000)
		TOTAL INVESTMENTS - 99.9%			77,877,890
		(Cost $53,614,017)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			116,258

		NET ASSETS - 100.0%			$77,994,148

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.5%
3,993	*	Modine Manufacturing Co	$55,383
6,959	*	Stoneridge, Inc	200,837
2,902		Superior Industries International, Inc	13,813

		TOTAL AUTOMOBILES & COMPONENTS	270,033

BANKS - 11.9%
548		Ameris Bancorp	18,824
6,970		Bank of NT Butterfield & Son Ltd	250,084
14,424		Cadence BanCorp	267,565
8,760		Cathay General Bancorp	297,052
460		Civista Bancshares, Inc	10,042
2,268		ConnectOne Bancorp, Inc	44,680
5,450	*	Customers Bancorp, Inc	99,789
4,090	*	Eagle Bancorp, Inc	205,318
9,000	*	Essent Group Ltd	391,050
2,220		Federal Agricultural Mortgage Corp (Class C)	160,795
20,600		First Bancorp (Puerto Rico)	236,076
11,570		First Commonwealth Financial Corp	145,782
5,190		First Merchants Corp	191,251
6,160		First Midwest Bancorp, Inc	126,034
1,168		First of Long Island Corp	25,614
7,019		Flagstar Bancorp, Inc	231,065
13,730		Fulton Financial Corp	212,540
8,720		Hancock Holding Co	352,288
1,930		Hanmi Financial Corp	41,051
4,650		IBERIABANK Corp	333,452
1,324		Independent Bank Corp (MI)	28,466
4,350		LegacyTexas Financial Group, Inc	162,647
5,530		Meta Financial Group, Inc	108,830
26,460	*	MGIC Investment Corp	349,007
9,080	*	Mr Cooper Group, Inc	87,077
5,200	*	NMI Holdings, Inc	134,524
12,160		OFG Bancorp	240,646
430		Old Second Bancorp, Inc	5,414
590		Peoples Bancorp, Inc	18,272
590		QCR Holdings, Inc	20,013
17,410		Radian Group, Inc	361,083
2,176		Sandy Spring Bancorp, Inc	68,065
12,877		United Community Banks, Inc	321,024
2,212		Univest Corp of Pennsylvania	54,106
6,400		Walker & Dunlop, Inc	325,824
7,230		Washington Federal, Inc	208,875
3,260		WesBanco, Inc	129,585
3,460		WSFS Financial Corp	133,556

		TOTAL BANKS	6,397,366

CAPITAL GOODS - 9.0%
4,710		Applied Industrial Technologies, Inc	280,104
11,018	*	Atkore International Group, Inc	237,217
6,639	*	BMC Stock Holdings, Inc	117,311
7,809		Comfort Systems USA, Inc	409,114
6,490	*	Continental Building Products Inc	160,887
988	*	CSW Industrials, Inc	56,602
680		Douglas Dynamics, Inc	25,888
1,086	*	DXP Enterprises, Inc	42,267
6,397		EMCOR Group, Inc	467,493
620		ESCO Technologies, Inc	41,559

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,850	*	Generac Holdings, Inc	$350,926
1,590		Global Brass & Copper Holdings, Inc	54,760
8,482	*	GMS, Inc	128,248
8,540	*	Harsco Corp	172,166
1,440	*	Herc Holdings, Inc	56,131
7,630		Hillenbrand, Inc	316,874
2,060		Kadant, Inc	181,198
11,961	*	Meritor, Inc	243,406
3,240		Moog, Inc (Class A)	281,718
4,228		Mueller Industries, Inc	132,505
5,742	*	Patrick Industries, Inc	260,227
2,887		Quanex Building Products Corp	45,874
342		Raven Industries, Inc	13,123
7,840	*	Rexnord Corp	197,098
2,300	*	Titan Machinery, Inc	35,788
5,320	*	Trex Co, Inc	327,286
2,687	*	Trimas Corp	81,228
505	*	Vectrus, Inc	13,428
730		Woodward Governor Co	69,270

		TOTAL CAPITAL GOODS	4,799,696

COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
480		Barrett Business Services, Inc	37,118
493		CRA International, Inc	24,916
5,879		Exponent, Inc	339,336
1,870		Heidrick & Struggles International, Inc	71,677
1,030	*	Heritage-Crystal Clean, Inc	28,274
1,620		ICF International, Inc	123,250
4,200		Insperity, Inc	519,372
1,850		MSA Safety, Inc	191,290
253	*	On Assignment, Inc	16,063
4,826		Tetra Tech, Inc	287,581
3,830	*	TriNet Group, Inc	228,804
4,808		Viad Corp	270,642
1,102	*	WageWorks, Inc	41,612

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,179,935

CONSUMER DURABLES & APPAREL - 3.7%
10,800		Callaway Golf Co	172,044
1,164	*	Cavco Industries, Inc	136,805
2,450	*	Deckers Outdoor Corp	360,125
2,120	*	Helen of Troy Ltd	245,835
615		Johnson Outdoors, Inc	43,886
9,560		KB Home	231,065
1,920		La-Z-Boy, Inc	63,341
3,040	*	Malibu Boats, Inc	120,323
2,719	*	MasterCraft Boat Holdings, Inc	61,368
2,260	*	Roku, Inc	145,793
6,909		Skyline Corp	131,271
7,870		Steven Madden Ltd	266,321

		TOTAL CONSUMER DURABLES & APPAREL	1,978,177

CONSUMER SERVICES - 3.2%
2,970		BBX Capital Corp	17,582
70	*	Biglari Holdings, Inc (B Shares)	9,895
3,010		BJ’s Restaurants, Inc	142,313
13,070		Bloomin’ Brands, Inc	267,281
4,820	*	Career Education Corp	79,626
1,980		Carriage Services, Inc	38,115
2,860	*	El Pollo Loco Holdings, Inc	37,209
4,370	*	K12, Inc	149,148
11,040	*	Laureate Education, Inc	165,269
1,490	*	Planet Fitness, Inc	102,393
3,120		Ruth’s Chris Steak House, Inc	79,841

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,010		Strategic Education Inc	$263,933
5,530		Texas Roadhouse, Inc (Class A)	343,911

		TOTAL CONSUMER SERVICES	1,696,516

DIVERSIFIED FINANCIALS - 5.3%
5,865	e	Arlington Asset Investment Corp (Class A)	46,685
7,817		Artisan Partners Asset Management, Inc	196,754
4,720	*	Cowen Group, Inc	68,393
4,170	*	Encore Capital Group, Inc	113,549
4,122	*	Enova International, Inc	94,064
14,490	*	FGL Holdings	114,036
3,960	*	Green Dot Corp	240,174
4,580		Houlihan Lokey, Inc	209,993
8,000		iShares Russell 2000 Index Fund	1,224,720
10,210		OM Asset Management plc	138,448
7,540		Orchid Island Capital, Inc	49,613
620	*	Regional Management Corp	15,140
6,054		Stifel Financial Corp	319,409
290		Virtus Investment Partners, Inc	28,290

		TOTAL DIVERSIFIED FINANCIALS	2,859,268

ENERGY - 5.2%
6,810	*	Abraxas Petroleum Corp	8,512
2,600		Arch Coal, Inc	237,302
3,508	*	Basic Energy Services, Inc	13,330
2,010	*	Bonanza Creek Energy, Inc	45,607
11,500	*	C&J Energy Services, Inc	178,480
1,263	*	Cactus, Inc	44,963
5,140		CVR Energy, Inc	211,768
7,817		Delek US Holdings, Inc	284,695
2,180		Evolution Petroleum Corp	14,715
4,919	*	Exterran Corp	82,885
9,970		Green Plains Renewable Energy, Inc	166,299
16,580	*	Keane Group, Inc	180,556
4,080	e	Mammoth Energy Services, Inc	67,932
2,296	*	Matrix Service Co	44,956
1,220	*	Midstates Petroleum Co, Inc	11,919
3,200	*	Nine Energy Service, Inc	72,480
8,451		Nordic American Tanker Shipping	17,071
40,970	*	Oasis Petroleum, Inc	247,459
8,870	*	Par Pacific Holdings, Inc	157,975
4,790		Peabody Energy Corp	135,701
11,890	*	ProPetro Holding Corp	268,001
9,174	*	SandRidge Energy, Inc	73,575
1,985	*	Talos Energy, Inc	52,722
5,320		World Fuel Services Corp	153,695

		TOTAL ENERGY	2,772,598

FOOD & STAPLES RETAILING - 0.0%
1,703	*	Natural Grocers by Vitamin C	20,351

		TOTAL FOOD & STAPLES RETAILING	20,351

FOOD, BEVERAGE & TOBACCO - 2.0%
1,040	*	Boston Beer Co, Inc (Class A)	306,519
3,670		Dean Foods Co	11,120
2,080		Lancaster Colony Corp	325,915
3,090	e	National Beverage Corp	178,386
4,368	*	Pyxus International, Inc	104,351
5,830	*	Simply Good Foods Co	120,040

		TOTAL FOOD, BEVERAGE & TOBACCO	1,046,331

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
2,250	*	Allscripts Healthcare Solutions, Inc	21,465
4,090	*	Cardiovascular Systems, Inc	158,119
2,840		Conmed Corp	236,231

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,153	*	Cutera, Inc	$38,022
7,480	*	Globus Medical, Inc	369,587
11,340	*	HMS Holdings Corp	335,777
4,560	*	Integer Holding Corp	343,915
11,470	*	Lantheus Holdings, Inc	280,786
1,560	*	LivaNova plc	151,710
2,600	*	Magellan Health Services, Inc	171,392
1,000	*	NuVasive, Inc	56,790
11,944	*	OraSure Technologies, Inc	133,176
4,580	*	Orthofix International NV	258,358
3,490	*	Staar Surgical Co	119,323
1,388	*	SurModics, Inc	60,350

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,735,001

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
2,150		Medifast, Inc	274,233
2,790	*	USANA Health Sciences, Inc	233,997

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	508,230

INSURANCE - 1.3%
6,586		American Equity Investment Life Holding Co	177,954
2,710		Amerisafe, Inc	160,974
1,420		Employers Holdings, Inc	56,956
260	*	Enstar Group Ltd	45,240
3,031	*	Greenlight Capital Re Ltd (Class A)	32,947
1,704		Heritage Insurance Holdings, Inc	24,878
4,033	*	Third Point Reinsurance Ltd	41,863
1,600		United Insurance Holdings Corp	25,440
4,462		Universal Insurance Holdings, Inc	138,322

		TOTAL INSURANCE	704,574

MATERIALS - 3.8%
6,310		Boise Cascade Co	168,856
10,700	*	Ferroglobe plc	0
3,900	*	Ingevity Corp	411,879
1,540		Innospec, Inc	128,359
1,630		Kaiser Aluminum Corp	170,710
2,187	*	Koppers Holdings, Inc	56,818
2,970		Materion Corp	169,468
740		Olympic Steel, Inc	11,744
2,710	*	Omnova Solutions, Inc	19,024
740	*	Ryerson Holding Corp	6,335
9,679		Schnitzer Steel Industries, Inc (Class A)	232,296
2,330		Stepan Co	203,922
6,470	*	SunCoke Energy, Inc	54,930
3,100		Trinseo S.A.	140,430
4,920	*	Verso Corp	105,386
3,920	*	Worthington Industries, Inc	146,294

		TOTAL MATERIALS	2,026,451

MEDIA & ENTERTAINMENT - 0.7%
5,120		Entravision Communications Corp (Class A)	16,589
8,180	*	Imax Corp	185,522
2,880	*	Liberty Braves Group (Class C)	79,978
5,292	*	Liberty Latin America Ltd (Class A)	102,347

		TOTAL MEDIA & ENTERTAINMENT	384,436

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
27,317	*	Achillion Pharmaceuticals, Inc	80,858
2,349	*	Aclaris Therapeutics, Inc	14,071
1,000	*	Acorda Therapeutics, Inc	13,290
8,413	*	Aduro Biotech, Inc	33,484
11,690	*	Akebia Therapeutics, Inc	95,741
30,810	*	Akorn, Inc	108,451

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,500	*	AMAG Pharmaceuticals, Inc	$57,960
5,200	*	Amicus Therapeutics, Inc	70,720
8,100	*	Amphastar Pharmaceuticals, Inc	165,483
5,450	*	Ardelyx, Inc	15,260
2,722	*	Array Biopharma, Inc	66,362
1,370	*	Assembly Biosciences, Inc	26,975
4,490	*	Calithera Biosciences, Inc	30,263
5,680	*	CareDx, Inc	179,034
2,900	*	ChemoCentryx, Inc	40,281
5,039	*	Concert Pharmaceuticals Inc	60,821
5,305	*	CytomX Therapeutics, Inc	57,029
4,457	*	Dermira, Inc	60,392
2,720	*	Editas Medicine, Inc	66,504
1,100	*	Enanta Pharmaceuticals, Inc	105,072
10,040	*	Endo International plc	80,621
4,570	*	Five Prime Therapeutics, Inc	61,238
6,780	*	Fluidigm Corp	90,106
2,990	*	Genomic Health, Inc	209,449
6,460	*	Halozyme Therapeutics, Inc	104,006
1,600	*	Heron Therapeutics, Inc	39,104
14,310	*	Horizon Pharma plc	378,213
16,060	*	Immunogen, Inc	43,523
4,744	*	Intersect ENT, Inc	152,520
5,249	*	Intra-Cellular Therapies, Inc	63,933
11,290	*	Invitae Corp	264,412
1,070	*	Iovance Biotherapeutics, Inc	10,176
2,612	*	Kala Pharmaceuticals, Inc	21,601
3,874	*	Karyopharm Therapeutics, Inc	22,624
3,300		Luminex Corp	75,933
5,956	*	MacroGenics, Inc	107,089
8,388	*	Marinus Pharmaceuticals, Inc	35,062
1,800	*,e	Medicines Co	50,310
3,970	*	Medpace Holdings, Inc	234,111
1,770	*	Momenta Pharmaceuticals, Inc	25,718
1,300	*	MyoKardia, Inc	67,587
7,260	*	Natera, Inc	149,701
4,800	*	NeoGenomics, Inc	98,208
2,450	*	Pacira Pharmaceuticals, Inc	93,247
4,890		Phibro Animal Health Corp	161,370
5,180	*	Pieris Pharmaceuticals, Inc	17,353
3,090	*	PTC Therapeutics, Inc	116,308
2,460	*	Puma Biotechnology, Inc	95,423
6,200	*	Radius Health, Inc	123,628
2,700	*	REGENXBIO, Inc	154,737
4,660	*	Retrophin, Inc	105,456
1,966	*	SIGA Technologies, Inc	11,816
5,050	*	Spectrum Pharmaceuticals, Inc	53,984
4,624	*	Syneos Health, Inc	239,338
1,138	*	Tocagen, Inc	12,370
8,470	*	Vanda Pharmaceuticals, Inc	155,848
5,490	*	Veracyte, Inc	137,360
6,620	*	Vericel Corp	115,916
1,450	*	Voyager Therapeutics, Inc	27,753
2,200	*	WaVe Life Sciences Pte Ltd	85,470

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,440,673

REAL ESTATE - 8.8%
3,000		American Assets Trust, Inc	137,580
5,070		Americold Realty Trust	154,686
7,580		Ashford Hospitality Trust, Inc	36,005
2,568		Bluerock Residential Growth REIT, Inc	27,683
12,040		CareTrust REIT, Inc	282,458
4,506		Chesapeake Lodging Trust	125,312
5,520		CoreCivic, Inc	107,364
34,820		Cousins Properties, Inc	336,361

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

27,090		DiamondRock Hospitality Co	$293,385
3,660		EastGroup Properties, Inc	408,603
7,970		First Industrial Realty Trust, Inc	281,819
1,920		Franklin Street Properties Corp	13,805
14,390		Geo Group, Inc	276,288
5,790		Hersha Hospitality Trust	99,240
8,242		Mack-Cali Realty Corp	182,972
8,660		Monmouth Real Estate Investment Corp (Class A)	114,139
7,510		National Storage Affiliates Trust	214,110
6,160		Newmark Group, Inc	51,374
10,330		Preferred Apartment Communities, Inc	153,091
2,649		PS Business Parks, Inc	415,443
3,860		Ryman Hospitality Properties	317,446
2,195		Saul Centers, Inc	112,757
10,280		Summit Hotel Properties, Inc	117,295
11,610		Tanger Factory Outlet Centers, Inc	243,578
9,360		Xenia Hotels & Resorts, Inc	205,078

		TOTAL REAL ESTATE	4,707,872

RETAILING - 3.4%
2,710	*	1-800-FLOWERS.COM, Inc (Class A)	49,404
5,690		Abercrombie & Fitch Co (Class A)	155,963
1,900		American Eagle Outfitters, Inc	42,123
6,057	*	Boot Barn Holdings, Inc	178,318
5,420		Caleres, Inc	133,820
7,060	*	Etsy, Inc	474,573
65,800	*	Groupon, Inc	233,590
12,400	*	Rent-A-Center, Inc	258,788
1,964	*	Stamps.com, Inc	159,889
5,970	*	Zumiez, Inc	148,593

		TOTAL RETAILING	1,835,061

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
2,725		Cabot Microelectronics Corp	305,091
1,750		Cohu, Inc	25,812
4,390	*	Diodes, Inc	152,333
14,830	*	Lattice Semiconductor Corp	176,922
14,210	*	Rambus, Inc	148,495
6,240	*	Semtech Corp	317,678

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,126,331

SOFTWARE & SERVICES - 7.8%
590	*	Appfolio, Inc	46,846
2,000	*	CACI International, Inc (Class A)	364,040
4,380	*,e	Domo, Inc	176,646
10,091		EVERTEC, Inc	280,631
6,630	*	Five9, Inc	350,263
1,930	*	HubSpot, Inc	320,785
610	*	I3 Verticals, Inc	14,652
3,520		Mantech International Corp (Class A)	190,150
2,200	*	New Relic, Inc	217,140
4,385	*	Paylocity Holding Corp	391,098
249	*	Qualys, Inc	20,602
2,440	*	SPS Commerce, Inc	258,786
1,490	*	Tenable Holdings, Inc	47,173
2,390	*	Trade Desk, Inc	473,101
3,630	*	Varonis Systems, Inc	216,457
7,100	*	Verint Systems, Inc	425,006
3,860	*	Virtusa Corp	206,317
3,360	*	Workiva, Inc	170,352
4,886	*	Zix Corp	33,616

		TOTAL SOFTWARE & SERVICES	4,203,661

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY			VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
440	*	Agilysys, Inc			$9,315
3,186		AVX Corp			55,245
6,819	*	Ciena Corp			254,621
6,680	*	Control4 Corp			113,092
25,940	*	Extreme Networks, Inc			194,291
5,070	*	II-VI, Inc			188,807
4,900	*	Insight Enterprises, Inc			269,794
10,755		Kemet Corp			182,512
3,390	*	OSI Systems, Inc			296,964
7,610	*	Sanmina Corp			219,549
3,600		SYNNEX Corp			343,404
750	*	Tech Data Corp			76,808
13,200	*	TTM Technologies, Inc			154,836
23,910	*	Viavi Solutions, Inc			296,006
12,530		Vishay Intertechnology, Inc			231,429
816	*	Vishay Precision Group, Inc			27,915

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,914,588

TELECOMMUNICATION SERVICES - 0.9%
4,090	*	Cincinnati Bell, Inc			39,019
3,090		Shenandoah Telecom Co			137,072
32,642	*	Vonage Holdings Corp			327,726

		TOTAL TELECOMMUNICATION SERVICES			503,817

TRANSPORTATION - 1.5%
4,100		Arkansas Best Corp			126,239
1,610	*	Covenant Transportation Group, Inc			30,558
5,100	*	Daseke, Inc			25,959
9,100	*	Echo Global Logistics, Inc			225,498
5,750		Heartland Express, Inc			110,860
860	*	USA Truck, Inc			12,418
7,584		Werner Enterprises, Inc			258,994

		TOTAL TRANSPORTATION			790,526

UTILITIES - 3.2%
3,630		Avista Corp			147,451
8,977		Clearway Energy, Inc (Class A)			130,526
1,027		NorthWestern Corp			72,311
3,170		Otter Tail Corp			157,929
424		PNM Resources, Inc			20,072
8,570		Portland General Electric Co			444,269
4,253		Southwest Gas Corp			349,851
4,010		Spire, Inc			329,983
706		Unitil Corp			38,244

		TOTAL UTILITIES			1,690,636

		TOTAL COMMON STOCKS			53,592,128

		(Cost $49,575,731)
PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.5%
$ 250,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	250,000

		TOTAL GOVERNMENT AGENCY DEBT			250,000

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
524,283	c	State Street Navigator Securities Lending Government Money Market Portfolio	$524,283

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	524,283

		TOTAL SHORT-TERM INVESTMENTS	774,283

		(Cost $774,283)
		TOTAL INVESTMENTS - 101.5%	54,366,411
		(Cost $50,350,014)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(787,614)

		NET ASSETS - 100.0%	$53,578,797

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $514,739.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.5%
862		Aptiv plc	$68,520
114		BorgWarner, Inc	4,379
1,191		Harley-Davidson, Inc	42,471
292	*	Modine Manufacturing Co	4,050
613	*	Tesla, Inc	171,554

		TOTAL AUTOMOBILES & COMPONENTS	290,974

BANKS - 5.0%
312		Ameris Bancorp	10,717
885		Associated Banc-Corp	18,895
564		Bank OZK	16,345
5,767		BB&T Corp	268,339
190		Berkshire Hills Bancorp, Inc	5,176
126		Camden National Corp	5,257
8,673		Citigroup, Inc	539,634
7,007		Citizens Financial Group, Inc	227,727
1,993		Comerica, Inc	146,127
134		Commerce Bancshares, Inc	7,780
69		Cullen/Frost Bankers, Inc	6,698
710	*	Customers Bancorp, Inc	13,000
246		Federal Agricultural Mortgage Corp (Class C)	17,818
3,563		Fifth Third Bancorp	89,859
212		First Financial Corp	8,904
505		First Republic Bank	50,732
278		Hanmi Financial Corp	5,913
244		Heritage Financial Corp	7,354
577	*	HomeStreet, Inc	15,204
251		HomeTrust Bancshares, Inc	6,325
2,560		Huntington Bancshares, Inc	32,461
11,377		Keycorp	179,188
329	e	Live Oak Bancshares, Inc	4,807
1,570		M&T Bank Corp	246,521
528	*	MGIC Investment Corp	6,964
370		New York Community Bancorp, Inc	4,281
479		Northfield Bancorp, Inc	6,658
1,023		OFG Bancorp	20,245
145		Old National Bancorp	2,378
417		Opus Bank	8,257
199		PacWest Bancorp	7,484
189		People’s United Financial, Inc	3,107
574		Pinnacle Financial Partners, Inc	31,398
3,111		PNC Financial Services Group, Inc	381,596
476		Popular, Inc	24,814
10,924		Regions Financial Corp	154,575
25		Signature Bank	3,202
130		Stock Yards Bancorp, Inc	4,395
297	*	SVB Financial Group	66,041
567	*	The Bancorp, Inc	4,581
538	*	Tristate Capital Holdings, Inc	10,991
50		UMB Financial Corp	3,202
102		United Bankshares, Inc	3,696
8,732		US Bancorp	420,795
107		Webster Financial Corp	5,422
49		Westamerica Bancorporation	3,028
110	*	Western Alliance Bancorp	4,514
354		Zions Bancorporation	16,075

		TOTAL BANKS	3,128,480

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 6.6%
2,542		3M Co	$528,177
200		Air Lease Corp	6,870
101		Albany International Corp (Class A)	7,231
155		Argan, Inc	7,742
489	*	Armstrong Flooring, Inc	6,650
518	*	Astronics Corp	16,949
802	*	Axon Enterprise, Inc	43,637
999		Barnes Group, Inc	51,359
32		Briggs & Stratton Corp	379
716	*	Builders FirstSource, Inc	9,551
139		Carlisle Cos, Inc	17,044
2,847		Caterpillar, Inc	385,740
586		Cummins, Inc	92,512
1,006		Curtiss-Wright Corp	114,020
1,545		Deere & Co	246,953
2,547		Eaton Corp	205,186
1,092		Fastenal Co	70,227
794		Fortive Corp	66,609
492		Graco, Inc	24,364
407	*	Herc Holdings, Inc	15,865
1,120		Hexcel Corp	77,459
2,558		Illinois Tool Works, Inc	367,150
1,052		Ingersoll-Rand plc	113,563
4,152		Johnson Controls International plc	153,375
1,085	*	KEYW Holding Corp, The	9,353
997		L3 Technologies, Inc	205,751
397	*	Lydall, Inc	9,314
2,644		Masco Corp	103,936
831	*	Mercury Systems, Inc	53,251
302		Moog, Inc (Class A)	26,259
32		Owens Corning, Inc	1,508
1,438		PACCAR, Inc	97,985
600		Parker-Hannifin Corp	102,972
1,590	*,e	Plug Power, Inc	3,816
1,029		Quanta Services, Inc	38,834
538		Rockwell Automation, Inc	94,397
549		Roper Industries, Inc	187,742
343	*	Sensata Technologies Holding plc	15,442
85		Snap-On, Inc	13,304
1,716		Spirit Aerosystems Holdings, Inc (Class A)	157,065
97		Stanley Black & Decker, Inc	13,209
717	*	Teledyne Technologies, Inc	169,936
233	*	Titan Machinery, Inc	3,625
131	*	Trimas Corp	3,960
404	*	United Rentals, Inc	46,157
15	*	Univar, Inc	324
173	*	Veritiv Corp	4,553
194		W.W. Grainger, Inc	58,380
1,603	*	Wesco Aircraft Holdings, Inc	14,090
484		Woodward Governor Co	45,927
433		Xylem, Inc	34,224

		TOTAL CAPITAL GOODS	4,143,926

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
590		ACCO Brands Corp	5,050
122	*	Cimpress NV	9,776
4,161	*	Copart, Inc	252,115
39		Deluxe Corp	1,705
236		Exponent, Inc	13,622
112		Heidrick & Struggles International, Inc	4,293
274	*	Huron Consulting Group, Inc	12,938
4,051	*	IHS Markit Ltd	220,293
148		Insperity, Inc	18,302
49		Kelly Services, Inc (Class A)	1,081
220		Manpower, Inc	18,192

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

134	*	Mistras Group, Inc	$1,851
972		Robert Half International, Inc	63,335
730	*	Team, Inc	12,775
1,832		TransUnion	122,451

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	757,779

CONSUMER DURABLES & APPAREL - 1.4%
200		Callaway Golf Co	3,186
377	*	Century Communities, Inc	9,037
10		Columbia Sportswear Co	1,042
886	*	Fossil Group, Inc	12,156
306	*	Green Brick Partners, Inc	2,678
616		Hanesbrands, Inc	11,014
13		Hasbro, Inc	1,105
17		Hooker Furniture Corp	490
200	*,e	iRobot Corp	23,538
654		Lennar Corp (Class A)	32,105
159	*,e	LGI Homes, Inc	9,578
169	*	Lululemon Athletica, Inc	27,694
931	*,e	Mattel, Inc	12,103
72	*	Meritage Homes Corp	3,219
255	*	Mohawk Industries, Inc	32,168
200		Movado Group, Inc	7,276
2,264		Newell Rubbermaid, Inc	34,730
6,077		Nike, Inc (Class B)	511,744
1,121	*	Under Armour, Inc (Class A)	23,698
841	*	Under Armour, Inc (Class C)	15,870
1,190		VF Corp	103,423
105		Whirlpool Corp	13,953

		TOTAL CONSUMER DURABLES & APPAREL	891,807

CONSUMER SERVICES - 1.8%
79	*	American Public Education, Inc	2,380
506		ARAMARK Holdings Corp	14,952
480		BBX Capital Corp	2,842
356		Carriage Services, Inc	6,853
78	*	Chipotle Mexican Grill, Inc (Class A)	55,404
390		Choice Hotels International, Inc	30,319
604		Darden Restaurants, Inc	73,368
13		DineEquity, Inc	1,187
175	*	El Pollo Loco Holdings, Inc	2,277
282	*	frontdoor, Inc	9,706
2,137		Hilton Worldwide Holdings, Inc	177,606
557	*	Houghton Mifflin Harcourt Co	4,049
216		Marriott Vacations Worldwide Corp	20,196
916	*	Norwegian Cruise Line Holdings Ltd	50,343
214	*	Red Robin Gourmet Burgers, Inc	6,165
1,008		Royal Caribbean Cruises Ltd	115,537
304		Service Corp International	12,206
564	*	ServiceMaster Global Holdings, Inc	26,339
6,683		Starbucks Corp	496,814
123		Vail Resorts, Inc	26,728

		TOTAL CONSUMER SERVICES	1,135,271

DIVERSIFIED FINANCIALS - 6.0%
879		Ally Financial, Inc	24,164
3,949		American Express Co	431,626
495		Ameriprise Financial, Inc	63,409
5,735		Bank of New York Mellon Corp	289,216
786		BlackRock, Inc	335,913
3,090		Capital One Financial Corp	252,422
6,636		Charles Schwab Corp	283,755
2,131		CME Group, Inc	350,720
2,961		Discover Financial Services	210,705
78		Factset Research Systems, Inc	19,365

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,515		Franklin Resources, Inc	$50,207
221	*	Green Dot Corp	13,404
740		IntercontinentalExchange Group, Inc	56,344
2,613		Invesco Ltd	50,457
566		Legg Mason, Inc	15,491
604		Moody’s Corp	109,378
7,701		Morgan Stanley	324,982
1,975		Northern Trust Corp	178,560
1,162	*	On Deck Capital, Inc	6,298
1,873		S&P Global, Inc	394,360
2,056		State Street Corp	135,305
885		T Rowe Price Group, Inc	88,606
1,229		TD Ameritrade Holding Corp	61,438
131		Voya Financial, Inc	6,545

		TOTAL DIVERSIFIED FINANCIALS	3,752,670

ENERGY - 5.1%
1,431		Apache Corp	49,598
49		Archrock, Inc	479
2,780		Baker Hughes a GE Co	77,062
1,014	*	California Resources Corp	26,070
4,094	*	Callon Petroleum Co	30,910
1,389	*	Cheniere Energy, Inc	94,952
255		Cimarex Energy Co	17,825
6,581		ConocoPhillips	439,216
634	*,e	Covia Holdings Corp	3,544
170		Delek US Holdings, Inc	6,191
10,026	*	Denbury Resources, Inc	20,553
2,603	*	Devon Energy Corp	82,151
950		EQT Corp	19,703
374	*	Exterran Corp	6,302
1,863	*	Forum Energy Technologies, Inc	9,520
484		Green Plains Renewable Energy, Inc	8,073
1,374	*	Gulfport Energy Corp	11,020
1,309	*	Helix Energy Solutions Group, Inc	10,354
1,360		Hess Corp	81,913
19,255		Kinder Morgan, Inc	385,293
3,737	*	Laredo Petroleum Holdings, Inc	11,547
4,723		Marathon Oil Corp	78,921
41	*	Matrix Service Co	803
1,290	*	McDermott International, Inc	9,598
3,421		National Oilwell Varco, Inc	91,135
204	*	Natural Gas Services Group, Inc	3,531
555	*	Newpark Resources, Inc	5,084
2,190		Noble Energy, Inc	54,159
3,472	*	Oasis Petroleum, Inc	20,971
5,256		Occidental Petroleum Corp	347,947
4	*	Oceaneering International, Inc	63
2	*	Oil States International, Inc	34
2,587		ONEOK, Inc	180,676
172		PBF Energy, Inc	5,356
423	*	PDC Energy, Inc	17,208
821		Pioneer Natural Resources Co	125,022
67	*	Questar Market Resources, Inc	522
1,317		Range Resources Corp	14,803
679	*	Renewable Energy Group, Inc	14,911
8,128		Schlumberger Ltd	354,137
63	*	Select Energy Services, Inc	757
1,700		SM Energy Co	29,733
2,403	*	Southwestern Energy Co	11,270
3,699	*	Superior Energy Services	17,274
2,507	*	Tetra Technologies, Inc	5,866
243	*	Tidewater, Inc	5,635
1,161	*	Unit Corp	16,533
259		US Silica Holdings Inc	4,496
3,452		Valero Energy Corp	292,833

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,762		Williams Cos, Inc	$79,325
388		World Fuel Services Corp	11,209

		TOTAL ENERGY	3,192,088

FOOD & STAPLES RETAILING - 0.5%
60		Andersons, Inc	1,934
595		Casey’s General Stores, Inc	76,618
467	*	Chefs’ Warehouse Holdings, Inc	14,500
156		Pricesmart, Inc	9,185
332	*	Smart & Final Stores, Inc	1,640
582		Spartan Stores, Inc	9,236
2,120	*	Sprouts Farmers Market, Inc	45,665
1,101	*	United Natural Foods, Inc	14,555
4,177	*	US Foods Holding Corp	145,819
61		Weis Markets, Inc	2,490

		TOTAL FOOD & STAPLES RETAILING	321,642

FOOD, BEVERAGE & TOBACCO - 3.6%
430		Bunge Ltd	22,820
1,318		Campbell Soup Co	50,255
13,936		Coca-Cola Co	653,041
1,720		Dean Foods Co	5,212
3,595		General Mills, Inc	186,041
1,331		Hormel Foods Corp	59,576
1,963		Kellogg Co	112,637
122		McCormick & Co, Inc	18,377
9,046		Mondelez International, Inc	451,576
5,585		PepsiCo, Inc	684,442

		TOTAL FOOD, BEVERAGE & TOBACCO	2,243,977

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
309	*	Abiomed, Inc	88,247
390	*	Acadia Healthcare Co, Inc	11,431
1,019	*	Accuray, Inc	4,861
741	*	Align Technology, Inc	210,689
337	*	Amedisys, Inc	41,539
389	*	AMN Healthcare Services, Inc	18,318
863	*	Angiodynamics, Inc	19,728
539	*	AtriCure, Inc	14,440
379	*	BioTelemetry, Inc	23,733
386	*	Brookdale Senior Living, Inc	2,540
650	*	Capital Senior Living Corp	2,594
2,300		Cardinal Health, Inc	110,745
3,377	*	Centene Corp	179,319
1,982	*	Cerner Corp	113,390
1,662	*	Cerus Corp	10,354
610		Cigna Corp	98,100
270		Computer Programs & Systems, Inc	8,016
193		Cooper Cos, Inc	57,161
3,850		CVS Health Corp	207,630
816		Dentsply Sirona, Inc	40,465
1,192	*	Edwards Lifesciences Corp	228,065
944	*	GenMark Diagnostics, Inc	6,693
178	*	Glaukos Corp	13,950
31	*	Haemonetics Corp	2,712
1,748		HCA Holdings, Inc	227,904
294	*	Henry Schein, Inc	17,672
84	*	HMS Holdings Corp	2,487
1,250	*	Hologic, Inc	60,500
1,083		Humana, Inc	288,078
601	*	IDEXX Laboratories, Inc	134,384
257	*	Integer Holding Corp	19,383
661	*	Laboratory Corp of America Holdings	101,120
201		LeMaitre Vascular, Inc	6,231
323	*	LHC Group, Inc	35,808

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

85	*	LivaNova plc	$8,266
106	*	Magellan Health Services, Inc	6,988
59	*	Medidata Solutions, Inc	4,321
356	*	Merit Medical Systems, Inc	22,011
499	*	Omnicell, Inc	40,339
1,080	*	OraSure Technologies, Inc	12,042
4	*	Orthofix International NV	226
53	*	Penumbra, Inc	7,792
218	*	Premier, Inc	7,519
290	*	Providence Service Corp	19,320
269		Quest Diagnostics, Inc	24,188
7	*	Quidel Corp	458
545		Resmed, Inc	56,664
580	*	Staar Surgical Co	19,830
391	*	Surgery Partners, Inc	4,410
330	*	Tactile Systems Technology, Inc	17,398
93	*	Tandem Diabetes Care, Inc	5,906
728	*	Teladoc, Inc	40,477
778	*	Tivity Health, Inc	13,662
3,022	*,e	TransEnterix, Inc	7,192
442	*	Triple-S Management Corp (Class B)	10,086
2,954		UnitedHealth Group, Inc	730,406
179		US Physical Therapy, Inc	18,800
158	*	Varian Medical Systems, Inc	22,392
453	*	Vocera Communications, Inc	14,328

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,523,308

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
5		Clorox Co	802
4,120		Colgate-Palmolive Co	282,385
953		Estee Lauder Cos (Class A)	157,769
864		Kimberly-Clark Corp	107,050
8,393		Procter & Gamble Co	873,292

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,421,298

INSURANCE - 3.7%
965		Allstate Corp	90,884
7,255		American International Group, Inc	312,400
167		Aon plc	28,507
3,044		Chubb Ltd	426,404
1,265	*	Genworth Financial, Inc (Class A)	4,845
48		Lincoln National Corp	2,817
2,639		Loews Corp	126,487
3,713		Marsh & McLennan Cos, Inc	348,651
1,069		Principal Financial Group	53,653
5,139		Progressive Corp	370,470
3,377		Prudential Financial, Inc	310,279
2,049		Travelers Cos, Inc	281,041

		TOTAL INSURANCE	2,356,438

MATERIALS - 3.1%
1,604		Air Products & Chemicals, Inc	306,300
47		Aptargroup, Inc	5,000
1,164		Ball Corp	67,349
6		Bemis Co, Inc	333
396		Celanese Corp (Series A)	39,050
1,021	*	Century Aluminum Co	9,066
295	*	Clearwater Paper Corp	5,747
749		Commercial Metals Co	12,793
2,308		Ecolab, Inc	407,454
114		FMC Corp	8,757
288		H.B. Fuller Co	14,008
72		International Flavors & Fragrances, Inc	9,273
1,738		International Paper Co	80,417
484	*	Kraton Polymers LLC	15,575

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,246		Linde plc	$395,139
678		Louisiana-Pacific Corp	16,530
167		Martin Marietta Materials, Inc	33,597
281		Minerals Technologies, Inc	16,520
1,894		Mosaic Co	51,725
2,096		Newmont Mining Corp	74,974
3,256		Nucor Corp	189,988
494		PH Glatfelter Co	6,975
58		Reliance Steel & Aluminum Co	5,235
859		Royal Gold, Inc	78,109
157		Sealed Air Corp	7,231
392	*	Summit Materials, Inc	6,221
137		Trinseo S.A.	6,206
299	*	US Concrete, Inc	12,385
452		Vulcan Materials Co	53,517

		TOTAL MATERIALS	1,935,474

MEDIA & ENTERTAINMENT - 5.6%
1,194		Activision Blizzard, Inc	54,363
772	*	Alphabet, Inc (Class A)	908,559
785	*	Alphabet, Inc (Class C)	921,048
156		Cinemark Holdings, Inc	6,238
1,162	*	Clear Channel Outdoor Holdings, Inc (Class A)	6,217
2,993	*	Discovery, Inc (Class A)	80,871
3,384	*	Discovery, Inc (Class C)	86,021
372	*	Electronic Arts, Inc	37,806
1,519		Entravision Communications Corp (Class A)	4,921
1,624		Gannett Co, Inc	17,117
595	*	GCI Liberty, Inc	33,088
1,552	*	Gray Television, Inc	33,151
104	*	Imax Corp	2,359
398		Interpublic Group of Cos, Inc	8,362
83		John Wiley & Sons, Inc (Class A)	3,670
2,043	*	Liberty Broadband Corp (Class C)	187,425
675	*	Live Nation, Inc	42,889
23	e	Meredith Corp	1,271
1,724	*	NetFlix, Inc	614,710
1,099		New York Times Co (Class A)	36,102
1,742		Omnicom Group, Inc	127,149
610		Sinclair Broadcast Group, Inc (Class A)	23,473
34,015		Sirius XM Holdings, Inc	192,865
106		Tribune Co	4,891
1,239	*	TripAdvisor, Inc	63,746
402		World Wrestling Entertainment, Inc (Class A)	34,886

		TOTAL MEDIA & ENTERTAINMENT	3,533,198

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
4,165		AbbVie, Inc	335,657
907	*	Acadia Pharmaceuticals, Inc	24,353
157	*	Acceleron Pharma, Inc	7,311
3,162	*	Achillion Pharmaceuticals, Inc	9,359
539	*	Aclaris Therapeutics, Inc	3,229
120	*	Acorda Therapeutics, Inc	1,595
124	*	Aduro Biotech, Inc	494
2,371		Agilent Technologies, Inc	190,581
244	*	Agios Pharmaceuticals, Inc	16,455
21	*,e	Akcea Therapeutics, Inc	595
2,060	*	Akorn, Inc	7,251
2,626		Amgen, Inc	498,888
174	*	Atara Biotherapeutics, Inc	6,916
744	*	Bellicum Pharmaceuticals, Inc	2,507
1,565	*	BioCryst Pharmaceuticals, Inc	12,739
871	*	Biogen Idec, Inc	205,887
706	*	BioMarin Pharmaceutical, Inc	62,714
156	*	Bluebird Bio, Inc	24,543
6,923		Bristol-Myers Squibb Co	330,296

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,015	*	Celgene Corp	$284,435
729	*	Coherus Biosciences, Inc	9,944
225	*	Collegium Pharmaceutical, Inc	3,406
4,415		Eli Lilly & Co	572,890
70	*,e	Esperion Thereapeutics, Inc	2,810
492	*	FibroGen, Inc	26,740
4,458		Gilead Sciences, Inc	289,815
186	*	Halozyme Therapeutics, Inc	2,995
682	*	Illumina, Inc	211,891
433	*,e	Inovio Pharmaceuticals, Inc	1,615
24	*	Insmed, Inc	698
335	*	Intersect ENT, Inc	10,770
64	*	Intra-Cellular Therapies, Inc	780
1,060	*	Iovance Biotherapeutics, Inc	10,081
898	*	IQVIA Holdings, Inc	129,177
241	*	Jazz Pharmaceuticals plc	34,451
608	*	Karyopharm Therapeutics, Inc	3,551
9,373		Merck & Co, Inc	779,553
80	*	Mettler-Toledo International, Inc	57,840
2	*	Mirati Therapeutics, Inc	147
728	*	Nektar Therapeutics	24,461
1,079	*,e	Opko Health, Inc	2,816
387	*,e	Paratek Pharmaceuticals, Inc	2,074
141		Perrigo Co plc	6,791
1,704	*	Progenics Pharmaceuticals, Inc	7,907
281	*	Prothena Corp plc	3,409
360	*	Radius Health, Inc	7,178
164	*	Reata Pharmaceuticals, Inc	14,017
89	*	Sage Therapeutics, Inc	14,155
656	*	Sangamo Biosciences, Inc	6,258
278	*	Sarepta Therapeutics, Inc	33,135
69	*	Spark Therapeutics, Inc	7,858
527	*,e	Theravance Biopharma, Inc	11,947
327	*	Ultragenyx Pharmaceutical, Inc	22,681
1,105	*	Vertex Pharmaceuticals, Inc	203,265
272	*	Waters Corp	68,465
3,978		Zoetis, Inc	400,465

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,011,841

REAL ESTATE - 4.1%
203	*	Altisource Portfolio Solutions S.A.	4,805
455		American Campus Communities, Inc	21,649
2,604		American Tower Corp	513,144
1,054		Boston Properties, Inc	141,110
1,574		CatchMark Timber Trust, Inc	15,457
5,539	e	CBL & Associates Properties, Inc	8,585
1,526	*	CBRE Group, Inc	75,461
310		Chatham Lodging Trust	5,964
915		CorePoint Lodging, Inc	10,221
339		Coresite Realty	36,280
603		Digital Realty Trust, Inc	71,757
165		Douglas Emmett, Inc	6,669
1,428		Duke Realty Corp	43,668
581		Easterly Government Properties, Inc	10,464
582		Equinix, Inc	263,739
997		First Industrial Realty Trust, Inc	35,254
1,028		Franklin Street Properties Corp	7,391
3,362		HCP, Inc	105,231
2,800		Host Marriott Corp	52,920
504	*	Howard Hughes Corp	55,440
1,339		Iron Mountain, Inc	47,481
1,059		iStar Financial, Inc	8,917
32		Jones Lang LaSalle, Inc	4,934
14		Kilroy Realty Corp	1,063
562		Kimco Realty Corp	10,397
325		Liberty Property Trust	15,736

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

642		NorthStar Realty Europe Corp	$11,145
402		Office Properties Income Trust	11,111
335		Park Hotels & Resorts, Inc	10,412
5,300		Prologis, Inc	381,335
296		QTS Realty Trust, Inc	13,317
147		Realogy Holdings Corp	1,676
110		RMR Group, Inc	6,708
737	*	SBA Communications Corp	147,149
91		Senior Housing Properties Trust	1,072
760		Tier REIT, Inc	21,782
924		UDR, Inc	42,005
17		Washington REIT	482
3,419		Welltower, Inc	265,314
2,617		Weyerhaeuser Co	68,932

		TOTAL REAL ESTATE	2,556,177

RETAILING - 5.3%
477	*	1-800-FLOWERS.COM, Inc (Class A)	8,696
77		Aaron’s, Inc	4,050
366		Advance Auto Parts, Inc	62,414
622	*	Barnes & Noble Education, Inc	2,612
976		Best Buy Co, Inc	69,355
253	*	Booking Holdings, Inc	441,462
785	*	CarMax, Inc	54,793
3,722		eBay, Inc	138,235
1,782	*	Etsy, Inc	119,786
2,288		Expedia, Inc	272,272
44	*	Five Below, Inc	5,467
1,834		Gap, Inc	48,014
202	*	Genesco, Inc	9,201
484	*,e	GNC Holdings, Inc	1,321
9,910	*	Groupon, Inc	35,181
66		Haverty Furniture Cos, Inc	1,444
364	*	Hibbett Sports, Inc	8,303
3,833		Home Depot, Inc	735,514
1,615		Kohl’s Corp	111,064
119	*	Lands’ End, Inc	1,977
1,082	*	LKQ Corp	30,707
4,061		Lowe’s Companies, Inc	444,558
44		Macy’s, Inc	1,057
535		Nordstrom, Inc	23,743
125		Office Depot, Inc	454
1,637	*	Quotient Technology, Inc	16,157
390	*	Rent-A-Center, Inc	8,139
2,232		Ross Stores, Inc	207,799
149		Shoe Carnival, Inc	5,071
1,193	*	Shutterfly, Inc	48,484
1,153		Target Corp	92,540
194		Tiffany & Co	20,477
1,800		TJX Companies, Inc	95,778
202		Tractor Supply Co	19,748
288	*	Ulta Beauty, Inc	100,434
192	*	Wayfair, Inc	28,502
435	e	Williams-Sonoma, Inc	24,477
56		Winmark Corp	10,561

		TOTAL RETAILING	3,309,847

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
5,540		Applied Materials, Inc	219,716
149	*	Cirrus Logic, Inc	6,268
395	*	Cree, Inc	22,602
207	*	First Solar, Inc	10,938
243	*	Integrated Device Technology, Inc	11,905
13,512		Intel Corp	725,595
804		Lam Research Corp	143,924
2,238		NVIDIA Corp	401,855
4,583		Texas Instruments, Inc	486,119

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,028,922

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 12.3%
3,178		Accenture plc	$559,391
1,906	*	Adobe, Inc	507,930
1,658	*	Autodesk, Inc	258,349
571	*	Avaya Holdings Corp	9,610
634	*	Benefitfocus, Inc	31,396
4,365	*	Black Knight, Inc	237,892
316		Blackbaud, Inc	25,195
3,936		Booz Allen Hamilton Holding Co	228,839
1,656	*	Cadence Design Systems, Inc	105,172
4,496	*	Conduent, Inc	62,180
790		CSG Systems International, Inc	33,417
359	*	Ellie Mae, Inc	35,430
695	*	ExlService Holdings, Inc	41,714
54	*	Fair Isaac Corp	14,668
4,249		International Business Machines Corp	599,534
1,802		Intuit, Inc	471,061
3,927	*	Limelight Networks, Inc	12,684
958		LogMeIn, Inc	76,736
18,496	d	Microsoft Corp	2,181,418
953	*	New Relic, Inc	94,061
885	*	Nutanix, Inc	33,400
496	*	OneSpan, Inc	9,533
11,020		Oracle Corp	591,884
231	*	Paycom Software, Inc	43,689
55	*	Paylocity Holding Corp	4,905
560	*	Perficient, Inc	15,338
417	*	Qualys, Inc	34,503
733	*	Rapid7, Inc	37,097
1,109	*	RingCentral, Inc	119,550
3,497	*	salesforce.com, Inc	553,820
727		Science Applications International Corp	55,943
659	*	SPS Commerce, Inc	69,893
977	*	Sykes Enterprises, Inc	27,630
2,357	*	Teradata Corp	102,883
696		TiVo Corp	6,487
2,655		Travelport Worldwide Ltd	41,763
213		TTEC Holdings, Inc	7,717
894	*	Twilio, Inc	115,487
166	*	Ultimate Software Group, Inc	54,802
533	*	Virtusa Corp	28,489
214		VMware, Inc (Class A)	38,629
443	*	WEX, Inc	85,052
406	*	Zendesk, Inc	34,510

		TOTAL SOFTWARE & SERVICES	7,699,681

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
130	*	Anixter International, Inc	7,294
10,944		Apple, Inc	2,078,813
94		AVX Corp	1,630
41		Belden CDT, Inc	2,202
1,563		Benchmark Electronics, Inc	41,029
15,632		Cisco Systems, Inc	843,972
27	*	Coherent, Inc	3,826
622	*	Cray, Inc	16,203
413		CTS Corp	12,130
483		Daktronics, Inc	3,598
1,665		Dolby Laboratories, Inc (Class A)	104,845
802	*	Fabrinet	41,993
257	*	FARO Technologies, Inc	11,285
709	*	Finisar Corp	16,427
12,341		Hewlett Packard Enterprise Co	190,422
13,739		HP, Inc	266,949
117	*	Insight Enterprises, Inc	6,442
43		InterDigital, Inc	2,837
440	*	Itron, Inc	20,526

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,058		Kemet Corp	$17,954
78	*	Keysight Technologies, Inc	6,802
532	*	Kimball Electronics, Inc	8,241
286		Littelfuse, Inc	52,189
333	*	Lumentum Holdings, Inc	18,828
855		Motorola, Inc	120,059
1,811		National Instruments Corp	80,336
233	*	Novanta, Inc	19,742
282	*	Plexus Corp	17,188
228	*	Rogers Corp	36,225
160		SYNNEX Corp	15,262
746	*	Tech Data Corp	76,398
1,213	*	TTM Technologies, Inc	14,228
1,315		Vishay Intertechnology, Inc	24,288

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,180,163

TELECOMMUNICATION SERVICES - 1.9%
385	*	Boingo Wireless, Inc	8,963
9,404		CenturyLink, Inc	112,754
1,021	*	Cincinnati Bell, Inc	9,740
275		Cogent Communications Group, Inc	14,919
1,171	e	Consolidated Communications Holdings, Inc	12,775
2,436	*	Iridium Communications, Inc	64,408
1,351	*	Orbcomm, Inc	9,160
21,764	*	Sprint Corp	122,966
11,868		Verizon Communications, Inc	701,755
4,855	*	Vonage Holdings Corp	48,744
3,204	*	Zayo Group Holdings, Inc	91,058

		TOTAL TELECOMMUNICATION SERVICES	1,197,242

TRANSPORTATION - 2.5%
3,089		CSX Corp	231,119
2,878		Delta Air Lines, Inc	148,649
299	*	Hertz Global Holdings, Inc	5,193
974		Norfolk Southern Corp	182,031
6		Ryder System, Inc	372
2,866		Southwest Airlines Co	148,774
2,865		Union Pacific Corp	479,028
3,559		United Parcel Service, Inc (Class B)	397,683

		TOTAL TRANSPORTATION	1,592,849

UTILITIES - 3.5%
3,952		American Electric Power Co, Inc	330,980
140		American Water Works Co, Inc	14,596
3,041		Consolidated Edison, Inc	257,907
4,610		Dominion Resources, Inc	353,403
2,411		Eversource Energy	171,061
76		New Jersey Resources Corp	3,784
2,220		Public Service Enterprise Group, Inc	131,890
1,807		Sempra Energy	227,429
799		South Jersey Industries, Inc	25,624
7,015		Southern Co	362,535
1,977		WEC Energy Group, Inc	156,341
3,048		Xcel Energy, Inc	171,328

		TOTAL UTILITIES	2,206,878

		TOTAL COMMON STOCKS	62,411,930

		(Cost $43,009,073)

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.6%
$ 350,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	$350,000

		TOTAL GOVERNMENT AGENCY DEBT			350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
138,642	c	State Street Navigator Securities Lending Government Money Market Portfolio			138,642

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			138,642

		TOTAL SHORT-TERM INVESTMENTS			488,642

		(Cost $488,642)
		TOTAL INVESTMENTS - 100.2%			62,900,572
		(Cost $43,497,715)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(129,977)

		NET ASSETS - 100.0%			$62,770,595

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $133,330.

Futures contracts outstanding as of March 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	2	06/21/19	$281,852	$283,780	$1,928

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.7%
1,634		Adient plc	$21,177
1,752	*	American Axle & Manufacturing Holdings, Inc	25,071
4,457		Aptiv plc	354,287
3,646		BorgWarner, Inc	140,043
828		Cooper Tire & Rubber Co	24,749
274	*	Cooper-Standard Holding, Inc	12,867
2,264		Dana Holding Corp	40,163
591	*	Dorman Products, Inc	52,061
66,340		Ford Motor Co	582,465
794	*	Fox Factory Holding Corp	55,493
1,229	*	Garrett Motion, Inc	18,103
22,653		General Motors Co	840,426
5,165		Gentex Corp	106,812
573	*	Gentherm, Inc	21,121
3,947		Goodyear Tire & Rubber Co	71,638
2,737		Harley-Davidson, Inc	97,601
377		LCI Industries, Inc	28,961
1,077		Lear Corp	146,160
772	*	Modine Manufacturing Co	10,708
292	*,e	Motorcar Parts of America, Inc	5,510
209	*	Shiloh Industries, Inc	1,150
514		Spartan Motors, Inc	4,539
330		Standard Motor Products, Inc	16,203
449	*	Stoneridge, Inc	12,958
3,198		Superior Industries International, Inc	15,222
995		Tenneco, Inc	22,049
2,379	*	Tesla, Inc	665,787
841		Thor Industries, Inc	52,453
321		Tower International, Inc	6,751
496	*	Visteon Corp	33,406
486		Winnebago Industries, Inc	15,139

		TOTAL AUTOMOBILES & COMPONENTS	3,501,073

BANKS - 5.7%
184		1st Constitution Bancorp	3,270
254		1st Source Corp	11,407
95		ACNB Corp	3,515
166	*	Allegiance Bancshares, Inc	5,598
197		Amalgamated Bank	3,083
127		American National Bankshares, Inc	4,435
563		Ameris Bancorp	19,339
129	*	Ames National Corp	3,536
179		Arrow Financial Corp	5,887
2,719		Associated Banc-Corp	58,051
318	*	Atlantic Capital Bancshares, Inc	5,670
945	*	Axos Financial, Inc	27,367
697		Banc of California, Inc	9,646
260		Bancfirst Corp	13,559
1,326		BancorpSouth Bank	37,420
156,231		Bank of America Corp	4,310,413
254		Bank of Commerce Holdings	2,680
677		Bank of Hawaii Corp	53,395
174		Bank of Marin Bancorp	7,080
838		Bank of NT Butterfield & Son Ltd	30,067
130		Bank of Princeton	4,125
2,233		Bank OZK	64,712
238		BankFinancial Corp	3,539

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,888		BankUnited	$63,059
81		Bankwell Financial Group, Inc	2,364
511		Banner Corp	27,681
219		Bar Harbor Bankshares	5,666
163	*	Baycom Corp	3,690
13,330		BB&T Corp	620,245
152		BCB Bancorp, Inc	2,037
557		Berkshire Hills Bancorp, Inc	15,173
400		Blue Hills Bancorp, Inc	9,560
520		BOK Financial Corp	42,406
1,073		Boston Private Financial Holdings, Inc	11,760
287		Bridge Bancorp, Inc	8,409
385	*	Bridgewater Bancshares, Inc	3,969
1,046		Brookline Bancorp, Inc	15,062
253		Bryn Mawr Bank Corp	9,141
124	*	BSB Bancorp, Inc	4,072
147	e	Business First Bancshares, Inc	3,607
120	*	Byline Bancorp, Inc	2,218
283		C&F Financial Corp	14,320
2,216		Cadence BanCorp	41,107
59		Cambridge Bancorp	4,888
238		Camden National Corp	9,929
156		Capital City Bank Group, Inc	3,398
2,332		Capitol Federal Financial	31,132
128		Capstar Financial Holdings, Inc	1,848
222		Carolina Financial Corp	7,679
1,496		Cathay General Bancorp	50,729
287		CBTX, Inc	9,319
1,466		Centerstate Banks of Florida, Inc	34,905
470		Central Pacific Financial Corp	13,555
161		Central Valley Community Bancorp	3,148
47		Century Bancorp, Inc	3,431
1,211		Chemical Financial Corp	49,845
46		Chemung Financial Corp	2,159
2,128		CIT Group, Inc	102,080
41,086		Citigroup, Inc	2,556,371
167		Citizens & Northern Corp	4,182
8,425		Citizens Financial Group, Inc	273,812
236		City Holding Co	17,981
157		Civista Bancshares, Inc	3,427
226		CNB Financial Corp	5,711
133		Codorus Valley Bancorp, Inc	2,840
1,129		Columbia Banking System, Inc	36,907
735	*	Columbia Financial, Inc	11,517
2,897		Comerica, Inc	212,408
1,935		Commerce Bancshares, Inc	112,346
102		Commerce Union Bancshares, Inc	2,277
763		Community Bank System, Inc	45,605
338		Community Bankers Trust Corp	2,474
61		Community Financial Corp	1,731
238		Community Trust Bancorp, Inc	9,772
422		ConnectOne Bancorp, Inc	8,313
77		County Bancorp, Inc	1,355
1,101		Cullen/Frost Bankers, Inc	106,874
438	*	Customers Bancorp, Inc	8,020
1,534		CVB Financial Corp	32,291
500		Dime Community Bancshares	9,365
638	*	Eagle Bancorp, Inc	32,028
2,453		East West Bancorp, Inc	117,670
100	*	Entegra Financial Corp	2,245
147		Enterprise Bancorp, Inc	4,223
347		Enterprise Financial Services Corp	14,147
161	*	Equity Bancshares, Inc	4,637
578	*	Esquire Financial Holdings, Inc	13,155
127		ESSA Bancorp, Inc	1,956
1,990	*	Essent Group Ltd	86,465

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

384		Evans Bancorp, Inc	$13,690
144	e	Farmers & Merchants Bancorp, Inc	4,334
378		Farmers National Banc Corp	5,213
362		FB Financial Corp	11,497
139		Federal Agricultural Mortgage Corp (Class C)	10,068
44		Fidelity D&D Bancorp, Inc	2,601
321		Fidelity Southern Corp	8,792
13,196		Fifth Third Bancorp	332,794
202		Financial Institutions, Inc	5,490
440		First Bancorp (NC)	15,294
3,399		First Bancorp (Puerto Rico)	38,953
162		First Bancorp, Inc	4,037
130		First Bancshares, Inc	4,017
354		First Bank	4,082
586		First Busey Corp	14,298
266		First Business Financial Services, Inc	5,325
117		First Choice Bancorp	2,515
136		First Citizens Bancshares, Inc (Class A)	55,379
1,371		First Commonwealth Financial Corp	17,275
242		First Community Bancshares, Inc	8,020
593		First Community Corp	11,309
312		First Defiance Financial Corp	8,967
1,384		First Financial Bancorp	33,299
987		First Financial Bankshares, Inc	57,029
188		First Financial Corp	7,896
130		First Financial Northwest, Inc	2,047
445		First Foundation, Inc	6,039
64	e	First Guaranty Bancshares, Inc	1,312
2,293		First Hawaiian, Inc	59,733
5,859		First Horizon National Corp	81,909
85		First Internet Bancorp	1,643
744		First Interstate Bancsystem, Inc	29,626
960		First Merchants Corp	35,376
93		First Mid-Illinois Bancshares, Inc	3,099
1,595		First Midwest Bancorp, Inc	32,634
158		First Northwest Bancorp	2,460
321		First of Long Island Corp	7,040
2,821		First Republic Bank	283,398
610		Flagstar Bancorp, Inc	20,081
358		Flushing Financial Corp	7,851
5,725		FNB Corp	60,685
206		Franklin Financial Network, Inc	5,976
247		FS Bancorp, Inc	12,469
2,673		Fulton Financial Corp	41,378
325		German American Bancorp, Inc	9,555
1,494		Glacier Bancorp, Inc	59,865
161		Great Southern Bancorp, Inc	8,356
849		Great Western Bancorp, Inc	26,820
45		Greene County Bancorp, Inc	1,366
26		Guaranty Bancshares, Inc	760
1,541		Hancock Holding Co	62,256
484		Hanmi Financial Corp	10,295
200	*	HarborOne Bancorp, Inc	3,440
429		Heartland Financial USA, Inc	18,297
553		Heritage Commerce Corp	6,691
460		Heritage Financial Corp	13,864
1,168		Hilltop Holdings, Inc	21,316
22		Hingham Institution for Savings	3,784
89		Home Bancorp, Inc	2,959
2,960		Home Bancshares, Inc	52,007
314	*	HomeStreet, Inc	8,274
265		HomeTrust Bancshares, Inc	6,678
1,956		Hope Bancorp, Inc	25,584
501		Horizon Bancorp	8,061
129	*	Howard Bancorp, Inc	1,910
18,430		Huntington Bancshares, Inc	233,692

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

909		IBERIABANK Corp	$65,184
171	*,e	Impac Mortgage Holdings, Inc	670
399		Independent Bank Corp (MA)	32,323
308		Independent Bank Corp (MI)	6,622
488		Independent Bank Group, Inc	25,030
843		International Bancshares Corp	32,059
120		Investar Holding Corp	2,725
4,402		Investors Bancorp, Inc	52,164
57,286		JPMorgan Chase & Co	5,799,062
2,079		Kearny Financial Corp	26,757
17,530		Keycorp	276,097
584		Lakeland Bancorp, Inc	8,719
525		Lakeland Financial Corp	23,740
141		LCNB Corp	2,418
693		LegacyTexas Financial Group, Inc	25,911
125	*,e	LendingTree, Inc	43,945
85	e	Level One Bancorp, Inc	1,977
310	e	Live Oak Bancshares, Inc	4,529
341		Luther Burbank Corp	3,444
2,442		M&T Bank Corp	383,443
400		Macatawa Bank Corp	3,976
101	*	Malvern Bancorp, Inc	2,032
283		MBT Financial Corp	2,836
226		Mercantile Bank Corp	7,395
155		Merchants Bancorp	3,332
856		Meridian Bancorp, Inc	13,431
369		Meta Financial Group, Inc	7,262
101	*	Metropolitan Bank Holding Corp	3,514
7,025	*	MGIC Investment Corp	92,660
324		Middlefield Banc Corp	13,352
324		Midland States Bancorp, Inc	7,795
1,202		Midsouth Bancorp, Inc	13,715
169		MidWestOne Financial Group, Inc	4,605
1,928	*	Mr Cooper Group, Inc	18,490
101		MutualFirst Financial, Inc	3,027
142		MVB Financial Corp	2,165
535		National Bank Holdings Corp	17,794
109		National Bankshares, Inc	4,671
164	*	National Commerce Corp	6,430
669		NBT Bancorp, Inc	24,091
8,219		New York Community Bancorp, Inc	95,094
140	*	Nicolet Bankshares, Inc	8,344
1,790	*	NMI Holdings, Inc	46,307
115		Northeast Bancorp	2,378
643		Northfield Bancorp, Inc	8,938
104		Northrim BanCorp, Inc	3,580
1,478		Northwest Bancshares, Inc	25,082
64		Norwood Financial Corp	1,974
115		Oak Valley Bancorp	2,029
714		OceanFirst Financial Corp	17,179
596		OFG Bancorp	11,795
68	e	Ohio Valley Banc Corp	2,458
134		Old Line Bancshares, Inc	3,341
2,084		Old National Bancorp	34,178
432		Old Second Bancorp, Inc	5,439
319		Opus Bank	6,316
249		Origin Bancorp, Inc	8,478
610		Oritani Financial Corp	10,144
111		Orrstown Financial Services, Inc	2,063
226		Pacific City Financial Corp	3,944
241	*	Pacific Mercantile Bancorp	1,836
609		Pacific Premier Bancorp, Inc	16,157
2,138		PacWest Bancorp	80,410
205		Park National Corp	19,424
649		Parke Bancorp, Inc	13,558
290		PCSB Financial Corp	5,675

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

259	*	PDL Community Bancorp	$3,613
259		Peapack Gladstone Financial Corp	6,791
67		Penns Woods Bancorp, Inc	2,754
841		PennyMac Financial Services, Inc	18,704
70		Peoples Bancorp of North Carolina, Inc	1,862
261		Peoples Bancorp, Inc	8,083
101		Peoples Financial Services Corp	4,569
6,718		People’s United Financial, Inc	110,444
194		People’s Utah Bancorp	5,116
1,330		Pinnacle Financial Partners, Inc	72,751
8,027		PNC Financial Services Group, Inc	984,592
1,826		Popular, Inc	95,189
188		Preferred Bank	8,454
175		Premier Financial Bancorp, Inc	2,749
1,243		Prosperity Bancshares, Inc	85,842
68	*	Provident Bancorp, Inc	1,540
964		Provident Financial Services, Inc	24,958
132		Prudential Bancorp, Inc	2,290
190		QCR Holdings, Inc	6,445
4,289		Radian Group, Inc	88,954
104		RBB Bancorp	1,955
18,527		Regions Financial Corp	262,157
670		Renasant Corp	22,679
146		Republic Bancorp, Inc (Class A)	6,529
750	*	Republic First Bancorp, Inc	3,937
2,003		Riverview Bancorp, Inc	14,642
540		S&T Bancorp, Inc	21,346
495		Sandy Spring Bancorp, Inc	15,484
151		SB One Bancorp	3,280
617	*	Seacoast Banking Corp of Florida	16,258
290	*	Select Bancorp, Inc	3,297
726		ServisFirst Bancshares, Inc	24,510
185		Shore Bancshares, Inc	2,758
177		SI Financial Group, Inc	2,285
192		Sierra Bancorp	4,666
980		Signature Bank	125,509
1,396		Simmons First National Corp (Class A)	34,174
116	*	SmartFinancial, Inc	2,194
670		South State Corp	45,788
101	*	Southern First Bancshares, Inc	3,421
86		Southern Missouri Bancorp, Inc	2,649
169		Southern National Bancorp of Virginia, Inc	2,476
432		Southside Bancshares, Inc	14,355
154	*	Spirit of Texas Bancshares, Inc	3,265
259		Sterling Bancorp, Inc	2,626
3,716		Sterling Bancorp/DE	69,229
339		Stock Yards Bancorp, Inc	11,462
164		Summit Financial Group, Inc	4,348
7,880		SunTrust Banks, Inc	466,890
955	*	SVB Financial Group	212,354
2,625		Synovus Financial Corp	90,195
2,589		TCF Financial Corp	53,566
150		Territorial Bancorp, Inc	4,036
932	*	Texas Capital Bancshares, Inc	50,878
1,347		TFS Financial Corp	22,185
714	*	The Bancorp, Inc	5,769
100		Timberland Bancorp, Inc	2,798
229		Tompkins Trustco, Inc	17,420
996		TowneBank	24,651
404		Trico Bancshares	15,873
343	*	Tristate Capital Holdings, Inc	7,007
599	*	Triumph Bancorp, Inc	17,605
1,387		Trustco Bank Corp NY	10,763
1,035		Trustmark Corp	34,807
685		UMB Financial Corp	43,867
3,528		Umpqua Holdings Corp	58,212

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,279		Union Bankshares Corp	$41,350
60		Union Bankshares, Inc	2,714
1,552		United Bankshares, Inc	56,244
1,078		United Community Banks, Inc	26,875
740		United Community Financial Corp	6,919
770		United Financial Bancorp, Inc (New)	11,050
113		United Security Bancshares	1,198
119		Unity Bancorp, Inc	2,247
364		Univest Corp of Pennsylvania	8,903
26,300		US Bancorp	1,267,397
6,127		Valley National Bancorp	58,697
490		Veritex Holdings, Inc	11,868
681		Walker & Dunlop, Inc	34,670
1,396		Washington Federal, Inc	40,330
232		Washington Trust Bancorp, Inc	11,171
384		Waterstone Financial, Inc	6,321
1,651		Webster Financial Corp	83,656
71,579		Wells Fargo & Co	3,458,697
770		WesBanco, Inc	30,608
239		West Bancorporation, Inc	4,943
399		Westamerica Bancorporation	24,658
1,643	*	Western Alliance Bancorp	67,429
413		Western New England Bancorp, Inc	3,812
886		Wintrust Financial Corp	59,654
827		WSFS Financial Corp	31,922
3,277		Zions Bancorporation	148,809

		TOTAL BANKS	28,035,760

CAPITAL GOODS - 7.0%
9,695		3M Co	2,014,427
2,472		A.O. Smith Corp	131,807
1,059		Aaon, Inc	48,905
511		AAR Corp	16,613
917		Actuant Corp (Class A)	22,347
685		Acuity Brands, Inc	82,207
1,072		Advanced Drainage Systems, Inc	27,625
2,781	*	Aecom Technology Corp	82,512
522	*	Aegion Corp	9,172
1,505	*	Aerojet Rocketdyne Holdings, Inc	53,473
318	*	Aerovironment, Inc	21,754
1,294		AGCO Corp	89,998
1,858		Air Lease Corp	63,822
1,516		Aircastle Ltd	30,684
148		Alamo Group, Inc	14,791
445		Albany International Corp (Class A)	31,858
1,625		Allegion plc	147,404
91		Allied Motion Technologies, Inc	3,129
2,013		Allison Transmission Holdings, Inc	90,424
990		Altra Holdings, Inc	30,739
317	*	Ameresco, Inc	5,129
254	*	American Woodmark Corp	20,988
3,984		Ametek, Inc	330,552
438		Apogee Enterprises, Inc	16,421
567		Applied Industrial Technologies, Inc	33,719
7,689		Arconic, Inc	146,937
909		Arcosa, Inc	27,770
244		Argan, Inc	12,188
367	*	Armstrong Flooring, Inc	4,991
902		Armstrong World Industries, Inc	71,637
334		Astec Industries, Inc	12,612
340	*	Astronics Corp	11,125
491	*	Atkore International Group, Inc	10,571
1,023	*	Axon Enterprise, Inc	55,661
406		AZZ, Inc	16,618
782		Barnes Group, Inc	40,203
1,120	*	Beacon Roofing Supply, Inc	36,019

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

87	*	Blue Bird Corp	$1,473
144	*,e	BlueLinx Holdings, Inc	3,836
941	*	BMC Stock Holdings, Inc	16,627
9,247		Boeing Co	3,526,991
656		Briggs & Stratton Corp	7,760
2,096	*	Builders FirstSource, Inc	27,961
1,582		BWX Technologies, Inc	78,436
351	e	Caesarstone Sdot-Yam Ltd	5,479
250	*	CAI International, Inc	5,800
986		Carlisle Cos, Inc	120,903
9,891		Caterpillar, Inc	1,340,132
467	*	Chart Industries, Inc	42,273
259	*	CIRCOR International, Inc	8,443
1,386	*	Colfax Corp	41,136
262		Columbus McKinnon Corp	9,000
575		Comfort Systems USA, Inc	30,124
388	*	Commercial Vehicle Group, Inc	2,976
601	*	Continental Building Products Inc	14,899
901		Crane Co	76,243
225	*	CSW Industrials, Inc	12,890
360		Cubic Corp	20,246
2,527		Cummins, Inc	398,937
801		Curtiss-Wright Corp	90,785
5,583		Deere & Co	892,387
199		DMC Global, Inc	9,878
2,203		Donaldson Co, Inc	110,282
347		Douglas Dynamics, Inc	13,210
2,490		Dover Corp	233,562
160	*	Ducommun, Inc	6,963
240	*	DXP Enterprises, Inc	9,341
486	*	Dycom Industries, Inc	22,327
80		Eastern Co	2,202
7,524		Eaton Corp	606,133
916		EMCOR Group, Inc	66,941
10,709		Emerson Electric Co	733,245
318		Encore Wire Corp	18,196
281	*,e	Energous Corp	1,782
568	*,e	Energy Recovery, Inc	4,959
681		EnerSys	44,374
1,395	*,e	Enphase Energy, Inc	12,876
330		EnPro Industries, Inc	21,269
398		ESCO Technologies, Inc	26,678
56	e	EVI Industries, Inc	2,135
1,196	*	Evoqua Water Technologies Corp	15,046
4,827		Fastenal Co	310,424
819		Federal Signal Corp	21,286
2,325		Flowserve Corp	104,951
2,196		Fluor Corp	80,813
5,063		Fortive Corp	424,735
2,359		Fortune Brands Home & Security, Inc	112,312
199	*	Foundation Building Materials, Inc	1,958
719		Franklin Electric Co, Inc	36,734
165	*	Freightcar America, Inc	1,016
2,242	*	Gardner Denver Holdings, Inc	62,350
730	*	Gates Industrial Corp plc	10,468
608		GATX Corp	46,433
103	*	Gencor Industries, Inc	1,273
981	*	Generac Holdings, Inc	50,257
4,437		General Dynamics Corp	751,095
148,376		General Electric Co	1,482,276
230	*	General Finance Corp	2,146
567	*	Gibraltar Industries, Inc	23,026
336		Global Brass & Copper Holdings, Inc	11,572
370	*	GMS, Inc	5,594
271		Gorman-Rupp Co	9,198
3,121		Graco, Inc	154,552

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,413		GrafTech International Ltd	$18,072
128		Graham Corp	2,513
696		Granite Construction, Inc	30,032
890	*	Great Lakes Dredge & Dock Corp	7,930
720		Greenbrier Cos, Inc	23,206
448		Griffon Corp	8,279
627		H&E Equipment Services, Inc	15,744
2,036		Harris Corp	325,170
1,393	*	Harsco Corp	28,083
632	*,e	HC2 Holdings, Inc	1,548
3,413	*	HD Supply Holdings, Inc	147,954
760		HEICO Corp	72,101
1,362		HEICO Corp (Class A)	114,490
380	*	Herc Holdings, Inc	14,812
1,413		Hexcel Corp	97,723
1,374		Hillenbrand, Inc	57,062
12,608		Honeywell International, Inc	2,003,664
1,006		Hubbell, Inc	118,688
710		Huntington Ingalls	147,112
96		Hurco Cos, Inc	3,872
158		Hyster-Yale Materials Handling, Inc	9,853
1,286		IDEX Corp	195,138
137	*	IES Holdings, Inc	2,434
5,701		Illinois Tool Works, Inc	818,265
1,588	*	Infrastructure and Energy Alternatives, Inc	8,321
4,258		Ingersoll-Rand plc	459,651
289		Insteel Industries, Inc	6,046
1,602		ITT, Inc	92,916
2,322		Jacobs Engineering Group, Inc	174,591
1,178	*	JELD-WEN Holding, Inc	20,803
486		John Bean Technologies Corp	44,659
15,661		Johnson Controls International plc	578,517
166		Kadant, Inc	14,601
415		Kaman Corp	24,253
2,207		KBR, Inc	42,132
1,244		Kennametal, Inc	45,717
770	*	KEYW Holding Corp, The	6,637
2,104	*	Kratos Defense & Security Solutions, Inc	32,886
1,320		L3 Technologies, Inc	272,408
87	*	Lawson Products, Inc	2,728
122	*	LB Foster Co (Class A)	2,296
606		Lennox International, Inc	160,226
1,115		Lincoln Electric Holdings, Inc	93,515
165		Lindsay Corp	15,970
4,278		Lockheed Martin Corp	1,284,084
258	*	Lydall, Inc	6,053
1,227	*	Manitex International, Inc	9,387
539	*	Manitowoc Co, Inc	8,845
4,995		Masco Corp	196,353
503	*	Masonite International Corp	25,095
1,083	*	Mastec, Inc	52,092
906	e	Maxar Technologies, Inc	3,642
726	*	Mercury Systems, Inc	46,522
1,303	*	Meritor, Inc	26,516
1,001	*	Middleby Corp	130,160
1,406	*	Milacron Holdings Corp	15,916
168		Miller Industries, Inc	5,183
661		Moog, Inc (Class A)	57,474
1,441	*	MRC Global, Inc	25,189
884		MSC Industrial Direct Co (Class A)	73,116
883		Mueller Industries, Inc	27,673
2,381		Mueller Water Products, Inc (Class A)	23,905
301	*	MYR Group, Inc	10,424
76		National Presto Industries, Inc	8,250
783	*	Navistar International Corp	25,291
2,980	*	NCI Building Systems, Inc	18,357

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

442		NN, Inc	$3,311
1,070		Nordson Corp	141,796
2,745		Northrop Grumman Corp	740,052
149	*	Northwest Pipe Co	3,576
1,637	*	NOW, Inc	22,853
123	*	NV5 Holdings, Inc	7,301
2,708		nVent Electric plc	73,062
44		Omega Flex, Inc	3,335
454	*	Orion Marine Group, Inc	1,326
1,266		Oshkosh Truck Corp	95,115
1,733		Owens Corning, Inc	81,659
5,950		PACCAR, Inc	405,433
2,304		Parker-Hannifin Corp	395,412
381	*	Patrick Industries, Inc	17,267
2,708		Pentair plc	120,533
763	*	PGT, Inc	10,568
3,537	*,e	Plug Power, Inc	8,489
125		Powell Industries, Inc	3,319
51		Preformed Line Products Co	2,708
613		Primoris Services Corp	12,677
418	*	Proto Labs, Inc	43,949
492		Quanex Building Products Corp	7,818
2,753		Quanta Services, Inc	103,898
551		Raven Industries, Inc	21,142
4,958		Raytheon Co	902,753
477	*	RBC Bearings, Inc	60,660
687		Regal-Beloit Corp	56,245
2,049	*	Resideo Technologies, Inc	39,525
562		REV Group, Inc	6,154
1,622	*	Rexnord Corp	40,777
2,075		Rockwell Automation, Inc	364,080
1,761		Roper Industries, Inc	602,209
96		Rush Enterprises, Inc	3,987
461		Rush Enterprises, Inc (Class A)	19,274
2,806	*	Sensata Technologies Holding plc	126,326
720		Simpson Manufacturing Co, Inc	42,674
641	*	SiteOne Landscape Supply, Inc	36,633
1,023		Snap-On, Inc	160,120
1,891		Spirit Aerosystems Holdings, Inc (Class A)	173,083
647	*	SPX Corp	22,509
646	*	SPX FLOW, Inc	20,607
195		Standex International Corp	14,313
2,569		Stanley Black & Decker, Inc	349,821
394	*	Sterling Construction Co, Inc	4,933
672		Sun Hydraulics Corp	31,255
2,418	*	Sunrun, Inc	33,997
582	*	Teledyne Technologies, Inc	137,940
268		Tennant Co	16,640
1,185		Terex Corp	38,074
427	*	Textainer Group Holdings Ltd	4,121
4,224		Textron, Inc	213,988
509	*	Thermon Group Holdings	12,476
1,469		Timken Co	64,078
784		Titan International, Inc	4,680
282	*	Titan Machinery, Inc	4,388
1,747		Toro Co	120,263
160	*	TPI Composites, Inc	4,579
849		TransDigm Group, Inc	385,438
902	*	Trex Co, Inc	55,491
716	*	Trimas Corp	21,645
2,728		Trinity Industries, Inc	59,279
1,184		Triton International Ltd	36,822
753		Triumph Group, Inc	14,352
585	*	Tutor Perini Corp	10,015
142	*	Twin Disc, Inc	2,364
1,363	*	United Rentals, Inc	155,723

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,976		United Technologies Corp	$1,801,367
2,134	*	Univar, Inc	47,294
873		Universal Forest Products, Inc	26,094
1,691		USG Corp	73,220
345		Valmont Industries, Inc	44,885
156	*	Vectrus, Inc	4,148
155	*	Veritiv Corp	4,080
253	*	Vicor Corp	7,848
557	*,e	Vivint Solar, Inc	2,768
795		W.W. Grainger, Inc	239,239
918		Wabash National Corp	12,439
980	*	WABCO Holdings, Inc	129,193
2,409		Wabtec Corp	177,591
549		Watsco, Inc	78,622
434		Watts Water Technologies, Inc (Class A)	35,076
2,009	*	Welbilt, Inc	32,907
849	*	Wesco Aircraft Holdings, Inc	7,463
1,042	*	WESCO International, Inc	55,236
71	*	Willis Lease Finance Corp	3,010
524	*	Willscot Corp	5,811
1,032		Woodward Governor Co	97,926
3,137		Xylem, Inc	247,948

		TOTAL CAPITAL GOODS	34,685,637

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,317		ABM Industries, Inc	47,873
731	*	Acacia Research (Acacia Technologies)	2,383
1,696		ACCO Brands Corp	14,518
1,679	e	ADT, Inc	10,729
1,128	*	Advanced Disposal Services, Inc	31,584
110		Barrett Business Services, Inc	8,506
109		BG Staffing, Inc	2,381
723		Brady Corp (Class A)	33,554
329	*	BrightView Holdings, Inc	4,738
805		Brink’s Co	60,705
599	*	Casella Waste Systems, Inc (Class A)	21,300
778	*	CBIZ, Inc	15,747
433	*	Ceco Environmental Corp	3,118
390	*	Cimpress NV	31,251
1,516		Cintas Corp	306,399
819	*	Clean Harbors, Inc	58,583
3,641	*	Copart, Inc	220,608
615	*	CoStar Group, Inc	286,848
1,794		Covanta Holding Corp	31,054
128		CRA International, Inc	6,469
754		Deluxe Corp	32,965
394		Ennis, Inc	8,179
2,115		Equifax, Inc	250,627
804		Exponent, Inc	46,407
178		Forrester Research, Inc	8,606
148	*	Franklin Covey Co	3,744
640	*	FTI Consulting, Inc	49,165
191	*	GP Strategies Corp	2,321
1,153		Healthcare Services Group	38,037
286		Heidrick & Struggles International, Inc	10,962
247	*	Heritage-Crystal Clean, Inc	6,780
928		Herman Miller, Inc	32,647
682		HNI Corp	24,750
334	*	Huron Consulting Group, Inc	15,771
282		ICF International, Inc	21,455
6,740	*	IHS Markit Ltd	366,521
708	*	Innerworkings, Inc	2,563
734		Insperity, Inc	90,766
961		Interface, Inc	14,723
2,455		KAR Auction Services, Inc	125,966
481		Kelly Services, Inc (Class A)	10,611

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

366		Kforce, Inc	$12,854
577		Kimball International, Inc (Class B)	8,159
752		Knoll, Inc	14,220
1,048		Korn/Ferry International	46,929
518		LSC Communications, Inc	3,383
1,129		Manpower, Inc	93,357
491		Matthews International Corp (Class A)	18,142
379		McGrath RentCorp	21,440
259	*	Mistras Group, Inc	3,577
682		Mobile Mini, Inc	23,147
518		MSA Safety, Inc	53,561
210		Multi-Color Corp	10,477
729		Navigant Consulting, Inc	14,194
6,023		Nielsen NV	142,564
160	*	NL Industries, Inc	621
781	*	On Assignment, Inc	49,586
2,896		Pitney Bowes, Inc	19,896
482		Quad Graphics, Inc	5,736
3,863		Republic Services, Inc	310,508
514		Resources Connection, Inc	8,502
2,179		Robert Half International, Inc	141,984
2,670		Rollins, Inc	111,125
1,220		RR Donnelley & Sons Co	5,758
269	*	SP Plus Corp	9,178
1,350		Steelcase, Inc (Class A)	19,642
1,291	*	Stericycle, Inc	70,256
187		Systemax, Inc	4,234
449	*,e	Team, Inc	7,857
864		Tetra Tech, Inc	51,486
3,120		TransUnion	208,541
932	*	TriNet Group, Inc	55,678
645	*	TrueBlue, Inc	15,248
237		Unifirst Corp	36,380
211	*	Upwork, Inc	4,039
338		US Ecology, Inc	18,921
2,831		Verisk Analytics, Inc	376,523
318		Viad Corp	17,900
134		VSE Corp	4,232
580	*	WageWorks, Inc	21,901
7,427		Waste Management, Inc	771,740
116	*	Willdan Group, Inc	4,300

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,179,690

CONSUMER DURABLES & APPAREL - 1.3%
936		Acushnet Holdings Corp	21,659
840	*	American Outdoor Brands Corp	7,846
194		Bassett Furniture Industries, Inc	3,184
565	*	Beazer Homes USA, Inc	6,503
1,393		Brunswick Corp	70,110
1,433		Callaway Golf Co	22,828
2,340	*	Capri Holdings Ltd	107,055
750		Carter’s, Inc	75,592
132	*	Cavco Industries, Inc	15,514
772	*	Century Communities, Inc	18,505
307		Clarus Corp	3,933
454		Columbia Sportswear Co	47,298
1,159	*	CROCS, Inc	29,844
167		Culp, Inc	3,211
498	*	Deckers Outdoor Corp	73,201
5,415		DR Horton, Inc	224,073
167		Escalade, Inc	1,865
327		Ethan Allen Interiors, Inc	6,255
122		Flexsteel Industries, Inc	2,829
730	*,e	Fossil Group, Inc	10,016
1,889	*	Garmin Ltd	163,115
682	*	G-III Apparel Group Ltd	27,253

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,762	*,e	GoPro, Inc	$11,453
578	*	Green Brick Partners, Inc	5,057
132		Hamilton Beach Brands Holding Co	2,833
6,499		Hanesbrands, Inc	116,202
2,054		Hasbro, Inc	174,631
411	*	Helen of Troy Ltd	47,660
173		Hooker Furniture Corp	4,988
100	*	Hovnanian Enterprises, Inc	1,099
379	*	Installed Building Products Inc	18,381
443	*,e	iRobot Corp	52,137
75		Johnson Outdoors, Inc	5,352
2,009		KB Home	48,558
696		La-Z-Boy, Inc	22,961
2,061		Leggett & Platt, Inc	87,015
224		Lennar Corp (B Shares)	8,763
4,512		Lennar Corp (Class A)	221,494
562	*,e	LGI Homes, Inc	33,855
163		Lifetime Brands, Inc	1,540
95	*	Lovesac Co	2,642
1,585	*	Lululemon Athletica, Inc	259,734
385	*	M/I Homes, Inc	10,249
287	*	Malibu Boats, Inc	11,359
156		Marine Products Corp	2,101
295	*	MasterCraft Boat Holdings, Inc	6,658
6,326	*,e	Mattel, Inc	82,238
1,006		MDC Holdings, Inc	29,234
949	*	Meritage Homes Corp	42,430
998	*	Mohawk Industries, Inc	125,898
227		Movado Group, Inc	8,258
66		Nacco Industries, Inc (Class A)	2,522
545	*	Nautilus, Inc	3,030
389	*	New Home Co, Inc	1,852
7,369		Newell Rubbermaid, Inc	113,040
21,342		Nike, Inc (Class B)	1,797,210
52	*	NVR, Inc	143,884
276		Oxford Industries, Inc	20,772
973		Polaris Industries, Inc	82,150
4,225		Pulte Homes, Inc	118,131
1,215		PVH Corp	148,169
885		Ralph Lauren Corp	114,767
508		Rocky Brands, Inc	12,172
694	*	Roku, Inc	44,770
2,609	*	Skechers U.S.A., Inc (Class A)	87,688
734		Skyline Corp	13,946
235	*,e	Sonos, Inc	2,418
1,383		Steven Madden Ltd	46,801
272		Sturm Ruger & Co, Inc	14,421
133		Superior Uniform Group, Inc	2,210
4,883		Tapestry, Inc	158,649
2,087	*	Taylor Morrison Home Corp	37,044
988	*	Tempur Sealy International, Inc	56,978
2,373		Toll Brothers, Inc	85,903
563	*	TopBuild Corp	36,494
2,459	*	TRI Pointe Homes, Inc	31,082
917		Tupperware Corp	23,457
707	*,e	Turtle Beach Corp	8,032
3,682	*	Under Armour, Inc (Class A)	77,837
3,626	*	Under Armour, Inc (Class C)	68,423
226	*	Unifi, Inc	4,373
217	*	Universal Electronics, Inc	8,062
320	*	Vera Bradley, Inc	4,240
5,679		VF Corp	493,562
896	*	Vista Outdoor, Inc	7,177
2,014	*,e	Vuzix Corp	6,163
1,133		Whirlpool Corp	150,564
576	*	William Lyon Homes, Inc	8,853

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,465		Wolverine World Wide, Inc	$52,344
285	*,e	YETI Holdings, Inc	8,621
423	*	Zagg, Inc	3,837

		TOTAL CONSUMER DURABLES & APPAREL	6,488,117

CONSUMER SERVICES - 2.3%
965	*	Adtalem Global Education, Inc	44,699
239	*	American Public Education, Inc	7,199
4,005		ARAMARK Holdings Corp	118,348
1,019		BBX Capital Corp	6,032
2,036	*	Belmond Ltd.	50,757
1	*	Biglari Holdings, Inc (A Shares)	735
17	*	Biglari Holdings, Inc (B Shares)	2,403
356		BJ’s Restaurants, Inc	16,832
1,539		Bloomin’ Brands, Inc	31,473
141	e	Bluegreen Vacations Corp	2,095
1,270		Boyd Gaming Corp	34,747
1,085	*	Bright Horizons Family Solutions	137,914
763		Brinker International, Inc	33,862
9,591	*	Caesars Entertainment Corp	83,346
1,137	*	Career Education Corp	18,783
6,849		Carnival Corp	347,381
234		Carriage Services, Inc	4,504
507	*	Carrols Restaurant Group, Inc	5,055
348	*	Century Casinos, Inc	3,153
702		Cheesecake Factory	34,342
1,956	*	Chegg, Inc	74,563
427	*	Chipotle Mexican Grill, Inc (Class A)	303,302
695		Choice Hotels International, Inc	54,029
630		Churchill Downs, Inc	56,864
247	*	Chuy’s Holdings, Inc	5,624
386	e	Cracker Barrel Old Country Store, Inc	62,381
2,146		Darden Restaurants, Inc	260,675
657		Dave & Buster’s Entertainment, Inc	32,765
331	*	Del Frisco’s Restaurant Group, Inc	2,122
519	*	Del Taco Restaurants, Inc	5,221
1,168	*	Denny’s Corp	21,433
266		DineEquity, Inc	24,283
748		Domino’s Pizza, Inc	193,059
948	*	Drive Shack, Inc	4,257
1,432		Dunkin Brands Group, Inc	107,543
302	*	El Pollo Loco Holdings, Inc	3,929
1,053	*	Eldorado Resorts, Inc	49,165
38	*	Empire Resorts, Inc	382
3,065		Extended Stay America, Inc	55,017
402	*	Fiesta Restaurant Group, Inc	5,270
1,596	*	frontdoor, Inc	54,934
149	*	Golden Entertainment, Inc	2,110
73		Graham Holdings Co	49,872
783	*	Grand Canyon Education, Inc	89,661
3,944		H&R Block, Inc	94,419
326	*	Habit Restaurants, Inc	3,527
1,521	*	Hilton Grand Vacations, Inc	46,923
4,856		Hilton Worldwide Holdings, Inc	403,582
1,746	*	Houghton Mifflin Harcourt Co	12,693
738		Hyatt Hotels Corp	53,557
1,684	e	International Game Technology plc	21,875
389		International Speedway Corp (Class A)	16,972
211	*	J Alexander’s Holdings, Inc	2,072
490		Jack in the Box, Inc	39,719
521	*	K12, Inc	17,782
6,157		Las Vegas Sands Corp	375,331
1,806	*	Laureate Education, Inc	27,036
322	*	Lindblad Expeditions Holdings, Inc	4,910
4,906		Marriott International, Inc (Class A)	613,692
615		Marriott Vacations Worldwide Corp	57,502

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,406		McDonald’s Corp	$2,545,800
8,887		MGM Resorts International	228,040
173	*	Monarch Casino & Resort, Inc	7,598
49		Nathan’s Famous, Inc	3,352
279	*	Noodles & Co	1,897
3,706	*	Norwegian Cruise Line Holdings Ltd	203,682
422	e	Papa John’s International, Inc	22,345
2,326	*	Penn National Gaming, Inc	46,753
1,549	*	Planet Fitness, Inc	106,447
148	*	PlayAGS, Inc	3,542
320	*	Potbelly Corp	2,723
142		RCI Hospitality Holdings, Inc	3,262
238	*	Red Lion Hotels Corp	1,923
204	*	Red Robin Gourmet Burgers, Inc	5,877
1,049		Red Rock Resorts, Inc	27,117
607	*	Regis Corp	11,940
2,920		Royal Caribbean Cruises Ltd	334,690
473		Ruth’s Chris Steak House, Inc	12,104
843	*	Scientific Games Corp (Class A)	17,214
1,062	*	SeaWorld Entertainment, Inc	27,357
2,922		Service Corp International	117,318
2,355	*	ServiceMaster Global Holdings, Inc	109,979
337	*	Shake Shack, Inc	19,934
1,370		Six Flags Entertainment Corp	67,610
602	*	Sotheby’s (Class A)	22,726
164		Speedway Motorsports, Inc	2,373
20,848		Starbucks Corp	1,549,840
322		Strategic Education Inc	42,282
1,016		Texas Roadhouse, Inc (Class A)	63,185
720		Vail Resorts, Inc	156,456
619	*	Weight Watchers International, Inc	12,473
2,954		Wendy’s	52,847
454		Wingstop, Inc	34,518
1,610		Wyndham Hotels & Resorts, Inc	80,484
1,610		Wyndham Worldwide Corp	65,189
1,791		Wynn Resorts Ltd	213,702
6,317		Yum China Holdings, Inc	283,696
5,430		Yum! Brands, Inc	541,968

		TOTAL CONSUMER SERVICES	11,343,956

DIVERSIFIED FINANCIALS - 3.5%
887		Affiliated Managers Group, Inc	95,007
430		AG Mortgage Investment Trust	7,241
9,449		AGNC Investment Corp	170,082
7,199		Ally Financial, Inc	197,901
12,288		American Express Co	1,343,078
2,386		Ameriprise Financial, Inc	305,647
24,245		Annaly Capital Management, Inc	242,208
1,539		Anworth Mortgage Asset Corp	6,218
2,164		Apollo Commercial Real Estate Finance, Inc	39,385
763		Arbor Realty Trust, Inc	9,896
406		Ares Commercial Real Estate Corp	6,167
359	e	Arlington Asset Investment Corp (Class A)	2,858
566	*	ARMOUR Residential REIT, Inc	11,054
693		Artisan Partners Asset Management, Inc	17,443
14	*	Ashford, Inc	777
86	e	Associated Capital Group, Inc	3,402
3,469		AXA Equitable Holdings, Inc	69,866
212		B. Riley Financial, Inc	3,538
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	9,183
15,796		Bank of New York Mellon Corp	796,592
4,169		BGC Partners, Inc (Class A)	22,137
2,094		BlackRock, Inc	894,913
2,008		Blackstone Mortgage Trust, Inc	69,396
637	*	Blucora, Inc	21,263
1,084	*	Cannae Holdings, Inc	26,298

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,354		Capital One Financial Corp	$682,438
1,473		Capstead Mortgage Corp	12,653
2,009		CBOE Holdings, Inc	191,739
20,739		Charles Schwab Corp	886,800
189		Cherry Hill Mortgage Investment Corp	3,255
3,165		Chimera Investment Corp	59,312
6,099		CME Group, Inc	1,003,773
321		Cohen & Steers, Inc	13,569
1,289		Colony Credit Real Estate, Inc	20,186
387	*	Cowen Group, Inc	5,608
208	*	Credit Acceptance Corp	94,001
153	*	Curo Group Holdings Corp	1,535
49		Diamond Hill Investment Group, Inc	6,860
5,915		Discover Financial Services	420,911
397	*	Donnelley Financial Solutions, Inc	5,907
776		Dynex Capital, Inc	4,726
4,309		E*TRADE Financial Corp	200,067
2,009		Eaton Vance Corp	80,983
241	*	Elevate Credit, Inc	1,046
375	*	Encore Capital Group, Inc	10,211
522	*	Enova International, Inc	11,912
638		Evercore Partners, Inc (Class A)	58,058
422		Exantas Capital Corp	4,486
796	*	Ezcorp, Inc (Class A)	7,419
688		Factset Research Systems, Inc	170,810
1,485		Federated Investors, Inc (Class B)	43,525
2,135	*	FGL Holdings	16,802
737		FirstCash, Inc	63,750
330	*	Focus Financial Partners, Inc	11,761
5,414		Franklin Resources, Inc	179,420
546	e	Gain Capital Holdings, Inc	3,429
93		GAMCO Investors, Inc (Class A)	1,906
6,025		Goldman Sachs Group, Inc	1,156,740
662		Granite Point Mortgage Trust, Inc	12,293
251		Great Ajax Corp	3,449
905	*	Green Dot Corp	54,888
424		Greenhill & Co, Inc	9,120
218		Hamilton Lane, Inc	9,500
630		Houlihan Lokey, Inc	28,886
1,406		Interactive Brokers Group, Inc (Class A)	72,943
9,747		IntercontinentalExchange Group, Inc	742,137
241	*	INTL FCStone, Inc	9,341
6,556		Invesco Ltd	126,596
1,752		Invesco Mortgage Capital, Inc	27,682
5,119		Jefferies Financial Group, Inc	96,186
168		KKR Real Estate Finance Trust, Inc	3,363
1,097		Ladder Capital Corp	18,671
1,533		Ladenburg Thalmann Financial Services, Inc	4,338
1,898		Lazard Ltd (Class A)	68,594
1,355		Legg Mason, Inc	37,086
5,056	*	LendingClub Corp	15,623
1,625		LPL Financial Holdings, Inc	113,181
642		MarketAxess Holdings, Inc	157,983
144		Marlin Business Services Corp	3,096
9,365		MFA Mortgage Investments, Inc	68,084
609		Moelis & Co	25,340
2,903		Moody’s Corp	525,704
21,013		Morgan Stanley	886,749
298		Morningstar, Inc	37,545
1,489		MSCI, Inc (Class A)	296,073
1,986		NASDAQ OMX Group, Inc	173,755
4,428		Navient Corp	51,232
312		Nelnet, Inc (Class A)	17,182
7,422		New Residential Investment Corp	125,506
1,709		New York Mortgage Trust, Inc	10,408
483	*	NewStar Financial, Inc	125

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,525		Northern Trust Corp	$318,695
866		OM Asset Management plc	11,743
750	*	On Deck Capital, Inc	4,065
1,264		OneMain Holdings, Inc	40,132
147		Oppenheimer Holdings, Inc	3,825
511		Orchid Island Capital, Inc	3,362
1,030		PennyMac Mortgage Investment Trust	21,331
324		Pico Holdings, Inc	3,208
229		Piper Jaffray Cos	16,678
271		PJT Partners, Inc	11,328
719	*	PRA Group, Inc	19,276
257		Pzena Investment Management, Inc (Class A)	2,079
2,252		Raymond James Financial, Inc	181,083
259		Ready Capital Corp	3,800
1,174		Redwood Trust, Inc	18,960
143	*	Regional Management Corp	3,492
4,361		S&P Global, Inc	918,209
296	*	Safeguard Scientifics, Inc	3,212
1,924		Santander Consumer USA Holdings, Inc	40,654
2,255		SEI Investments Co	117,824
111		Silvercrest Asset Management Group, Inc	1,582
8,180		SLM Corp	81,064
5,018		Starwood Property Trust, Inc	112,152
6,416		State Street Corp	422,237
1,033		Stifel Financial Corp	54,501
12,920		Synchrony Financial	412,148
4,181		T Rowe Price Group, Inc	418,602
4,866		TD Ameritrade Holding Corp	243,251
181		TPG RE Finance Trust, Inc	3,548
4,626		Two Harbors Investment Corp	62,590
618		Virtu Financial, Inc	14,678
103		Virtus Investment Partners, Inc	10,048
2,789		Voya Financial, Inc	139,338
1,255		Waddell & Reed Financial, Inc (Class A)	21,699
614		Western Asset Mortgage Capital Corp	6,281
125		Westwood Holdings Group, Inc	4,409
1,867		WisdomTree Investments, Inc	13,181
90	*	World Acceptance Corp	10,542

		TOTAL DIVERSIFIED FINANCIALS	17,414,614

ENERGY - 5.0%
2,365	*	Abraxas Petroleum Corp	2,956
376		Adams Resources & Energy, Inc	14,687
8,402		Anadarko Petroleum Corp	382,123
4,322	*	Antero Resources Corp	38,163
6,619		Apache Corp	229,414
1,245	*	Apergy Corp	51,120
6,598	*,e	Approach Resources, Inc	2,334
338		Arch Coal, Inc	30,849
2,039		Archrock, Inc	19,941
454	*	Ardmore Shipping Corp	2,797
9,080		Baker Hughes a GE Co	251,698
2,537	*	Basic Energy Services, Inc	9,641
196		Berry Petroleum Co LLC	2,262
314	*	Bonanza Creek Energy, Inc	7,125
1,022	*	C&J Energy Services, Inc	15,861
7,897		Cabot Oil & Gas Corp	206,112
845	*	Cactus, Inc	30,082
747	*	California Resources Corp	19,205
4,694	*	Callon Petroleum Co	35,440
3,409	*,e	CARBO Ceramics, Inc	11,931
1,289	*	Carrizo Oil & Gas, Inc	16,074
2,955	*	Centennial Resource Development, Inc	25,974
4,052	*	Cheniere Energy, Inc	276,995
16,748	*	Chesapeake Energy Corp	51,919
33,031		Chevron Corp	4,068,759

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,704		Cimarex Energy Co	$119,110
1,943	*	Clean Energy Fuels Corp	6,004
3,564	*	CNX Resources Corp	38,384
3,394		Concho Resources, Inc	376,598
19,846		ConocoPhillips	1,324,522
445	*	CONSOL Energy, Inc	15,228
1,365	*	Continental Resources, Inc	61,111
485	*,e	Covia Holdings Corp	2,711
236		CVR Energy, Inc	9,723
1,875	*	Dawson Geophysical Co	5,494
1,312		Delek US Holdings, Inc	47,783
9,900	*	Denbury Resources, Inc	20,295
8,453	*	Devon Energy Corp	266,777
1,283		DHT Holdings, Inc	5,722
994	*,e	Diamond Offshore Drilling, Inc	10,427
2,715		Diamondback Energy, Inc	275,654
424	*	Dorian LPG Ltd	2,722
582	*	Dril-Quip, Inc	26,685
153	*	Earthstone Energy, Inc	1,083
1,385	*,e	Energy Fuels, Inc	4,612
9,966		EOG Resources, Inc	948,564
4,284		EQT Corp	88,850
3,427		Equitrans Midstream Corp	74,640
272	*	Era Group, Inc	3,139
468		Evolution Petroleum Corp	3,159
499	*	Exterran Corp	8,408
1,888	*,e	Extraction Oil & Gas, Inc	7,986
73,395	d	Exxon Mobil Corp	5,930,316
1,061	*	Forum Energy Technologies, Inc	5,422
790	*	Frank’s International NV	4,906
1,164	*	Frontline Ltd	7,519
348	*	FTS International, Inc	3,480
635		GasLog Ltd	11,087
1,502		Golar LNG Ltd	31,677
1,162	*	Goodrich Petroleum Corp	15,803
569		Green Plains Renewable Energy, Inc	9,491
2,531	*	Gulfport Energy Corp	20,299
2,401	*,e	Halcon Resources Corp	3,241
223		Hallador Energy Co	1,173
15,068		Halliburton Co	441,492
2,257	*	Helix Energy Solutions Group, Inc	17,853
2,085		Helmerich & Payne, Inc	115,843
4,433		Hess Corp	267,000
1,515	*	HighPoint Resources Corp	3,348
2,656		HollyFrontier Corp	130,861
4,277	*	Independence Contract Drilling, Inc	11,847
461	*	International Seaways, Inc	7,901
171	*	ION Geophysical Corp	2,469
13	*	Isramco, Inc	1,469
1,246	*,e	Jagged Peak Energy, Inc	13,046
488	*	Keane Group, Inc	5,314
196	*	Key Energy Services, Inc	796
32,633		Kinder Morgan, Inc	652,986
312	*	KLX Energy Services Holdings, Inc	7,844
4,331		Kosmos Energy Ltd	26,982
2,550	*	Laredo Petroleum Holdings, Inc	7,879
1,013	e	Liberty Oilfield Services, Inc	15,590
792	*	Lilis Energy, Inc	927
67	e	Mammoth Energy Services, Inc	1,115
13,766		Marathon Oil Corp	230,030
11,457		Marathon Petroleum Corp	685,701
1,401	*	Matador Resources Co	27,081
383	*	Matrix Service Co	7,499
3,470	*	McDermott International, Inc	25,817
169	*	Midstates Petroleum Co, Inc	1,651
672	*,e	Montage Resources Corp	10,107

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,127		Murphy Oil Corp	$91,621
4,845		Nabors Industries Ltd	16,667
6,228		National Oilwell Varco, Inc	165,914
180	*	Natural Gas Services Group, Inc	3,116
164	*	NCS Multistage Holdings, Inc	849
1,448	*	Newpark Resources, Inc	13,264
132	*	Nine Energy Service, Inc	2,990
4,315	*	Noble Corp plc	12,384
7,761		Noble Energy, Inc	191,929
5,765		Nordic American Tanker Shipping	11,645
6,914	*	Northern Oil And Gas, Inc	18,944
4,419	*	Oasis Petroleum, Inc	26,691
13,012		Occidental Petroleum Corp	861,394
1,532	*	Oceaneering International, Inc	24,160
784	*	Oil States International, Inc	13,297
7,064		ONEOK, Inc	493,350
546	*	Overseas Shipholding Group, Inc	1,250
355		Panhandle Oil and Gas, Inc (Class A)	5,573
482	*	Par Pacific Holdings, Inc	8,584
4,180	*	Parsley Energy, Inc	80,674
3,250		Patterson-UTI Energy, Inc	45,565
2,058		PBF Energy, Inc	64,086
1,032	*	PDC Energy, Inc	41,982
1,293		Peabody Energy Corp	36,631
217	*	Penn Virginia Corp	9,570
7,215		Phillips 66	686,652
1,332	*	Pioneer Energy Services Corp	2,358
2,939		Pioneer Natural Resources Co	447,551
3,185	*	Profire Energy, Inc	5,701
1,178	*	ProPetro Holding Corp	26,552
3,764	*	Questar Market Resources, Inc	29,322
3,580	e	Range Resources Corp	40,239
641	*	Renewable Energy Group, Inc	14,076
92	*	Rex American Resources Corp	7,416
195	*	RigNet, Inc	1,905
994	*	Ring Energy, Inc	5,835
3,664	*,e	Rosehill Resources, Inc	12,458
1,813	*	Rowan Cos plc	19,562
901		RPC, Inc	10,280
537	*	SandRidge Energy, Inc	4,307
23,726		Schlumberger Ltd	1,033,742
1,212		Scorpio Tankers, Inc	24,046
308	*	SEACOR Holdings, Inc	13,022
303	*	SEACOR Marine Holdings, Inc	4,033
988	*	Select Energy Services, Inc	11,876
1,275		SemGroup Corp	18,793
946		Ship Finance International Ltd	11,674
148	*	SilverBow Resources, Inc	3,404
1,739		SM Energy Co	30,415
338	*,e	Smart Sand, Inc	1,504
148		Solaris Oilfield Infrastructure, Inc	2,433
10,291	*	Southwestern Energy Co	48,265
4,016	*	SRC Energy, Inc	20,562
2,325	*	Superior Energy Services	10,858
300	*	Talos Energy, Inc	7,968
3,692		Targa Resources Investments, Inc	153,403
818	e	Teekay Corp	3,207
1,777		Teekay Tankers Ltd (Class A)	1,724
2,673	*,e	Tellurian, Inc	29,938
1,816	*	Tetra Technologies, Inc	4,249
384	*	Tidewater, Inc	8,905
9,049	*	Transocean Ltd	78,817
799	*	Unit Corp	11,378
2,051	*,e	Uranium Energy Corp	2,871
1,275	e	US Silica Holdings Inc	22,134
7,208		Valero Energy Corp	611,455

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,529	*	W&T Offshore, Inc	$10,550
1,434	*	Whiting Petroleum Corp	37,485
21,144		Williams Cos, Inc	607,256
1,068		World Fuel Services Corp	30,854
6,188	*	WPX Energy, Inc	81,125
3,641	*,e	Zion Oil & Gas, Inc	2,749

		TOTAL ENERGY	24,820,754

FOOD & STAPLES RETAILING - 1.3%
418		Andersons, Inc	13,472
618		Casey’s General Stores, Inc	79,580
300	*	Chefs’ Warehouse Holdings, Inc	9,315
7,540		Costco Wholesale Corp	1,825,736
213		Ingles Markets, Inc (Class A)	5,883
13,599		Kroger Co	334,535
1,271	*	Natural Grocers by Vitamin C	15,188
1,926	*	Performance Food Group Co	76,347
385		Pricesmart, Inc	22,669
17,265	*,e	Rite Aid Corp	10,963
389	*	Smart & Final Stores, Inc	1,922
584		Spartan Stores, Inc	9,268
2,100	*	Sprouts Farmers Market, Inc	45,234
8,185		Sysco Corp	546,431
784	*	United Natural Foods, Inc	10,364
3,445	*	US Foods Holding Corp	120,265
127		Village Super Market (Class A)	3,471
14,056		Walgreens Boots Alliance, Inc	889,323
24,332		Walmart, Inc	2,373,100
148		Weis Markets, Inc	6,040

		TOTAL FOOD & STAPLES RETAILING	6,399,106

FOOD, BEVERAGE & TOBACCO - 3.6%
1,894	*,e	22nd Century Group, Inc	3,239
99		Alico, Inc	2,694
32,680		Altria Group, Inc	1,876,812
9,748		Archer Daniels Midland Co	420,431
1,522	e	B&G Foods, Inc (Class A)	37,167
137	*	Boston Beer Co, Inc (Class A)	40,378
1,167		Brown-Forman Corp (Class A)	59,715
4,827		Brown-Forman Corp (Class B)	254,769
2,572		Bunge Ltd	136,496
247	e	Calavo Growers, Inc	20,711
486		Cal-Maine Foods, Inc	21,690
2,801		Campbell Soup Co	106,802
1,334	*,e	Castle Brands, Inc	929
72		Coca-Cola Bottling Co Consolidated	20,724
66,483		Coca-Cola Co	3,115,393
8,365		ConAgra Brands, Inc	232,045
2,715		Constellation Brands, Inc (Class A)	476,021
190	*	Craft Brewers Alliance, Inc	2,656
3,311	*	Darling International, Inc	71,683
1,357		Dean Foods Co	4,112
200	*	Farmer Bros Co	4,002
3,751		Flowers Foods, Inc	79,971
499		Fresh Del Monte Produce, Inc	13,488
388	*	Freshpet, Inc	16,409
10,028		General Mills, Inc	518,949
1,593	*	Hain Celestial Group, Inc	36,830
2,484		Hershey Co	285,238
4,615		Hormel Foods Corp	206,567
1,568	*	Hostess Brands, Inc	19,600
1,227		Ingredion, Inc	116,185
277		J&J Snack Foods Corp	43,999
1,901		J.M. Smucker Co	221,467
131		John B. Sanfilippo & Son, Inc	9,415
4,200		Kellogg Co	240,996

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,925		Keurig Dr Pepper, Inc	$81,812
10,389		Kraft Heinz Co	339,201
2,490		Lamb Weston Holdings, Inc	186,601
364		Lancaster Colony Corp	57,035
422	*	Landec Corp	5,182
187		Limoneira Co	4,400
2,055		McCormick & Co, Inc	309,545
203		MGP Ingredients, Inc	15,662
3,002		Molson Coors Brewing Co (Class B)	179,069
24,657		Mondelez International, Inc	1,230,878
6,977	*	Monster Beverage Corp	380,805
183	e	National Beverage Corp	10,565
24,509		PepsiCo, Inc	3,003,578
26,819		Philip Morris International, Inc	2,370,531
908	*	Pilgrim’s Pride Corp	20,239
1,066	*	Post Holdings, Inc	116,620
404	*	Primo Water Corp	6,246
601	*,e	Pyxus International, Inc	14,358
317		Sanderson Farms, Inc	41,793
4		Seaboard Corp	17,139
134	*	Seneca Foods Corp	3,296
937	*	Simply Good Foods Co	19,293
390	e	Tootsie Roll Industries, Inc	14,537
864	*	TreeHouse Foods, Inc	55,771
78		Turning Point Brands, Inc	3,595
5,131		Tyson Foods, Inc (Class A)	356,245
340		Universal Corp	19,594
1,607		Vector Group Ltd	17,340

		TOTAL FOOD, BEVERAGE & TOBACCO	17,598,513

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
29,579		Abbott Laboratories	2,364,545
738	*	Abiomed, Inc	210,765
1,914	*	Acadia Healthcare Co, Inc	56,099
1,245	*	Accuray, Inc	5,939
119	*	Addus HomeCare Corp	7,567
1,384	*	Align Technology, Inc	393,513
2,817	*	Allscripts Healthcare Solutions, Inc	26,874
460	*	Amedisys, Inc	56,700
137	*	American Renal Associates Holdings, Inc	841
2,579		AmerisourceBergen Corp	205,082
725	*	AMN Healthcare Services, Inc	34,140
563	*	Angiodynamics, Inc	12,870
2,249	*	Antares Pharma, Inc	6,814
4,489		Anthem, Inc	1,288,253
398	*,e	Apollo Medical Holdings, Inc	7,291
480	*	AtriCure, Inc	12,859
27		Atrion Corp	23,724
725	*	Avanos Medical, Inc	30,943
560	*	AxoGen, Inc	11,794
8,645		Baxter International, Inc	702,925
4,588		Becton Dickinson & Co	1,145,761
1,877	*	BioScrip, Inc	3,754
679	*	BioTelemetry, Inc	42,519
23,841	*	Boston Scientific Corp	915,018
2,873	*	Brookdale Senior Living, Inc	18,904
590		Cantel Medical Corp	39,465
442	*	Capital Senior Living Corp	1,764
5,081		Cardinal Health, Inc	244,650
501	*	Cardiovascular Systems, Inc	19,369
977	*	Castlight Health, Inc	3,664
7,060	*	Centene Corp	374,886
5,354	*	Cerner Corp	306,302
1,570	*	Cerus Corp	9,781
292		Chemed Corp	93,460
6,441		Cigna Corp	1,035,842

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

168		Computer Programs & Systems, Inc	$4,988
422		Conmed Corp	35,102
818		Cooper Cos, Inc	242,267
163	*	Corvel Corp	10,634
1,070	*	Covetrus, Inc	34,079
544	*	Cross Country Healthcare, Inc	3,824
480	*	CryoLife, Inc	14,002
407	*,e	CryoPort, Inc	5,258
202	*	Cutera, Inc	3,567
22,114		CVS Health Corp	1,192,608
466	*,e	CytoSorbents Corp	3,528
10,845		Danaher Corp	1,431,757
2,220	*	DaVita, Inc	120,524
3,684		Dentsply Sirona, Inc	182,690
1,533	*	DexCom, Inc	182,580
1,292	*	Diplomat Pharmacy, Inc	7,507
3,658	*	Edwards Lifesciences Corp	699,885
1,608		Encompass Health Corp	93,907
1,049		Ensign Group, Inc	53,698
1,209	*	Evolent Health, Inc	15,209
97	*	FONAR Corp	1,986
995	*	Genesis Health Care, Inc	1,433
665	*	GenMark Diagnostics, Inc	4,715
803	*	Glaukos Corp	62,931
1,094	*	Globus Medical, Inc	54,055
245	*	Guardant Health, Inc	18,791
886	*	Haemonetics Corp	77,507
4,612		HCA Holdings, Inc	601,313
867	*	HealthEquity, Inc	64,141
399		HealthStream, Inc	11,196
300	*,e	Helius Medical Technologies, Inc	1,998
2,677	*	Henry Schein, Inc	160,914
99	*	Heska Corp	8,427
1,196		Hill-Rom Holdings, Inc	126,609
1,310	*	HMS Holdings Corp	38,789
4,675	*	Hologic, Inc	226,270
2,344		Humana, Inc	623,504
298	*	ICU Medical, Inc	71,320
1,446	*	IDEXX Laboratories, Inc	323,326
263	*	Inogen Inc	25,082
978	*	Inovalon Holdings, Inc	12,157
401	*	Inspire Medical Systems, Inc	22,769
1,070	*	Insulet Corp	101,746
472	*	Integer Holding Corp	35,598
1,162	*	Integra LifeSciences Holdings Corp	64,747
100	*	IntriCon Corp	2,508
1,942	*	Intuitive Surgical, Inc	1,108,066
463		Invacare Corp	3,875
383	*	iRhythm Technologies, Inc	28,710
1,743	*	Laboratory Corp of America Holdings	266,644
465	*	Lantheus Holdings, Inc	11,383
236		LeMaitre Vascular, Inc	7,316
490	*	LHC Group, Inc	54,321
755	*	LivaNova plc	73,424
426	*	Magellan Health Services, Inc	28,082
849	*	Masimo Corp	117,400
3,381		McKesson Corp	395,780
1,067	*	Medidata Solutions, Inc	78,147
1,425	*	MEDNAX, Inc	38,717
23,409		Medtronic plc	2,132,092
646		Meridian Bioscience, Inc	11,376
985	*	Merit Medical Systems, Inc	60,903
1,120	*	Molina Healthcare, Inc	158,995
173		National Healthcare Corp	13,127
208		National Research Corp	8,029
500	*	Natus Medical, Inc	12,690

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

780	*	Neogen Corp	$44,764
100	*	Neuronetics, Inc	1,525
613	*	Nevro Corp	38,319
818	*	NextGen Healthcare, Inc	13,767
1,159	*	Novocure Ltd	55,829
1,047	*	NuVasive, Inc	59,459
229	*	Nuvectra Corp	2,521
758	*	Omnicell, Inc	61,277
873	*	OraSure Technologies, Inc	9,734
267	*	Orthofix International NV	15,061
112	*	OrthoPediatrics Corp	4,954
942		Owens & Minor, Inc	3,862
346	*	Oxford Immunotec Global plc	5,962
1,530		Patterson Cos, Inc	33,430
496	*	Penumbra, Inc	72,917
113	*,e	PetIQ, Inc	3,549
1,204	*	Premier, Inc	41,526
199	*	Providence Service Corp	13,257
1,223	*,e	Pulse Biosciences, Inc	21,513
2,406		Quest Diagnostics, Inc	216,348
528	*	Quidel Corp	34,568
2,913	*,e	Quorum Health Corp	4,078
1,555	*	R1 RCM, Inc	15,037
576	*	RadNet, Inc	7,137
2,488		Resmed, Inc	258,677
726	*	Rockwell Medical, Inc	4,131
837	*	RTI Biologics, Inc	5,030
250	*	SeaSpine Holdings Corp	3,770
1,678	*	Select Medical Holdings Corp	23,643
1,097	*,e	Senseonics Holdings, Inc	2,688
141	*	SI-BONE, Inc	2,656
220	*	Sientra, Inc	1,888
166		Simulations Plus, Inc	3,504
646	*	Staar Surgical Co	22,087
1,419		STERIS plc	181,675
5,913		Stryker Corp	1,167,936
328	*,e	Surgery Partners, Inc	3,700
300	*	SurModics, Inc	13,044
280	*	Tabula Rasa HealthCare, Inc	15,798
280	*	Tactile Systems Technology, Inc	14,762
1,107	*	Tandem Diabetes Care, Inc	70,294
1,254	*	Teladoc, Inc	69,722
786		Teleflex, Inc	237,498
1,657	*	Tenet Healthcare Corp	47,788
668	*	Tivity Health, Inc	11,730
2,530	*,e	TransEnterix, Inc	6,021
360	*	Triple-S Management Corp (Class B)	8,215
16,522		UnitedHealth Group, Inc	4,085,230
1,403		Universal Health Services, Inc (Class B)	187,679
187		US Physical Therapy, Inc	19,641
49		Utah Medical Products, Inc	4,324
587	*	Varex Imaging Corp	19,888
1,596	*	Varian Medical Systems, Inc	226,185
2,071	*	Veeva Systems, Inc	262,727
2,186	*,e	ViewRay, Inc	16,155
433	*	Vocera Communications, Inc	13,696
884	*	WellCare Health Plans, Inc	238,459
1,214		West Pharmaceutical Services, Inc	133,783
2,118	*	Wright Medical Group NV	66,611
3,575		Zimmer Biomet Holdings, Inc	456,528

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	30,092,757

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
160	*	Central Garden & Pet Co	4,090
580	*	Central Garden and Pet Co (Class A)	13,485
4,108		Church & Dwight Co, Inc	292,613

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,190		Clorox Co	$351,407
14,825		Colgate-Palmolive Co	1,016,105
7,842		Coty, Inc	90,183
893	*	Edgewell Personal Care Co	39,194
326	*	elf Beauty, Inc	3,456
957		Energizer Holdings, Inc	42,998
3,742		Estee Lauder Cos (Class A)	619,488
1,873	*	Herbalife Ltd	99,250
253		Inter Parfums, Inc	19,195
6,069		Kimberly-Clark Corp	751,949
160		Medifast, Inc	20,408
111		Natural Health Trends Corp	1,439
140	*	Nature’s Sunshine Products, Inc	1,301
992		Nu Skin Enterprises, Inc (Class A)	47,477
80		Oil-Dri Corp of America	2,491
43,090		Procter & Gamble Co	4,483,514
185	*,e	Revlon, Inc (Class A)	3,585
680		Spectrum Brands Holdings, Inc	37,250
180	*	USANA Health Sciences, Inc	15,097
215		WD-40 Co	36,430

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,992,405

INSURANCE - 3.9%
13,148		Aflac, Inc	657,400
257		Alleghany Corp	157,387
5,930		Allstate Corp	558,487
699	*	AMBAC Financial Group, Inc	12,666
1,557		American Equity Investment Life Holding Co	42,070
1,241		American Financial Group, Inc	119,397
15,309		American International Group, Inc	659,206
234		American National Insurance Co	28,272
299		Amerisafe, Inc	17,761
4,177		Aon plc	713,014
6,531	*	Arch Capital Group Ltd	211,082
509		Argo Group International Holdings Ltd	35,966
3,090		Arthur J. Gallagher & Co	241,329
1,006		Assurant, Inc	95,479
1,876		Assured Guaranty Ltd	83,351
2,832	*	Athene Holding Ltd	115,546
1,578		Axis Capital Holdings Ltd	86,443
33,486	*	Berkshire Hathaway, Inc (Class B)	6,727,002
2,357	*	Brighthouse Financial, Inc	85,536
3,924		Brown & Brown, Inc	115,797
7,969		Chubb Ltd	1,116,297
2,548		Cincinnati Financial Corp	218,873
712	*,e	Citizens, Inc (Class A)	4,749
426		CNA Financial Corp	18,467
2,753		Conseco, Inc	44,544
300		Crawford & Co (Class B)	2,739
143		Donegal Group, Inc (Class A)	1,923
264	*	eHealth, Inc	16,458
124		EMC Insurance Group, Inc	3,953
488		Employers Holdings, Inc	19,574
247	*	Enstar Group Ltd	42,978
490		Erie Indemnity Co (Class A)	87,475
706		Everest Re Group Ltd	152,468
150		FBL Financial Group, Inc (Class A)	9,408
201		FedNat Holding Co	3,224
1,977		First American Financial Corp	101,815
4,735		FNF Group	173,064
7,696	*	Genworth Financial, Inc (Class A)	29,476
104		Global Indemnity Ltd	3,159
161	e	Goosehead Insurance, Inc	4,489
463	*	Greenlight Capital Re Ltd (Class A)	5,033
198	*	Hallmark Financial Services	2,059
792		Hanover Insurance Group, Inc	90,423

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,243		Hartford Financial Services Group, Inc	$310,402
121		HCI Group, Inc	5,170
161	*,e	Health Insurance Innovations, Inc	4,318
362		Heritage Insurance Holdings, Inc	5,285
637		Horace Mann Educators Corp	22,429
90		Independence Holding Co	3,172
23		Investors Title Co	3,632
648		James River Group Holdings Ltd	25,972
1,008		Kemper Corp	76,749
123		Kingstone Cos, Inc	1,813
497		Kinsale Capital Group, Inc	34,079
3,740		Lincoln National Corp	219,538
4,769		Loews Corp	228,578
910		Maiden Holdings Ltd	676
224	*	Markel Corp	223,158
8,710		Marsh & McLennan Cos, Inc	817,869
2,003	*	MBIA, Inc	19,069
429		Mercury General Corp	21,480
14,082		Metlife, Inc	599,471
1,362		National General Holdings Corp	32,320
35		National Western Life Group, Inc	9,186
532		Navigators Group, Inc	37,171
158	*	NI Holdings, Inc	2,528
4,481		Old Republic International Corp	93,742
727		Primerica, Inc	88,803
4,749		Principal Financial Group	238,352
820		ProAssurance Corp	28,380
10,013		Progressive Corp	721,837
144		Protective Insurance Corp	2,667
7,175		Prudential Financial, Inc	659,239
1,056		Reinsurance Group of America, Inc (Class A)	149,931
697		RenaissanceRe Holdings Ltd	100,019
600		RLI Corp	43,050
227		Safety Insurance Group, Inc	19,781
874		Selective Insurance Group, Inc	55,307
243		State Auto Financial Corp	8,000
351		Stewart Information Services Corp	14,984
1,153	*	Third Point Reinsurance Ltd	11,968
433		Tiptree Financial, Inc	2,741
1,809		Torchmark Corp	148,248
4,582		Travelers Cos, Inc	628,467
342	*,e	Trupanion, Inc	11,197
338		United Fire & Casualty Co	14,774
255		United Insurance Holdings Corp	4,054
503		Universal Insurance Holdings, Inc	15,593
3,600		UnumProvident Corp	121,788
1,696		W.R. Berkley Corp	143,685
56		White Mountains Insurance Group Ltd	51,827
2,214		Willis Towers Watson plc	388,889

		TOTAL INSURANCE	19,387,227

MATERIALS - 2.9%
324	e	Advanced Emissions Solutions, Inc	3,745
461	*	AdvanSix, Inc	13,171
332	*	AgroFresh Solutions, Inc	1,109
3,777		Air Products & Chemicals, Inc	721,256
6,324	*,e	AK Steel Holding Corp	17,391
1,889		Albemarle Corp	154,860
3,306	*	Alcoa Corp	93,097
2,222	*	Allegheny Technologies, Inc	56,817
429		American Vanguard Corp	7,387
2,424	*,e	Amyris, Inc	5,066
1,121		Aptargroup, Inc	119,263
271		Ardagh Group S.A.	3,523
1,151		Ashland Global Holdings, Inc	89,928

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,514		Avery Dennison Corp	$171,082
3,458	*	Axalta Coating Systems Ltd	87,176
485		Balchem Corp	45,008
5,898		Ball Corp	341,258
1,777		Bemis Co, Inc	98,588
2,289	*	Berry Plastics Group, Inc	123,308
597		Boise Cascade Co	15,976
953		Cabot Corp	39,673
723		Carpenter Technology Corp	33,150
2,318		Celanese Corp (Series A)	228,578
831	*	Century Aluminum Co	7,379
3,995		CF Industries Holdings, Inc	163,316
111		Chase Corp	10,272
2,911		Chemours Co	108,173
261	*	Clearwater Paper Corp	5,084
4,904	e	Cleveland-Cliffs, Inc	48,991
6,019	*	Coeur Mining, Inc	24,558
1,801		Commercial Metals Co	30,761
532		Compass Minerals International, Inc	28,925
2,327	*	Crown Holdings, Inc	126,984
976		Domtar Corp	48,458
39,617		DowDuPont, Inc	2,111,982
926		Eagle Materials, Inc	78,062
2,397		Eastman Chemical Co	181,884
4,429		Ecolab, Inc	781,896
3,394	*	Element Solutions Inc	34,279
1,255	*	Ferro Corp	23,757
1,000	*	Ferroglobe plc	0
835	*,e	Flotek Industries, Inc	2,705
2,292		FMC Corp	176,071
325	*,e	Forterra, Inc	1,372
25,598		Freeport-McMoRan Copper & Gold, Inc (Class B)	329,958
400	*	FutureFuel Corp	5,360
1,119	*	GCP Applied Technologies, Inc	33,122
816	*	Gold Resource Corp	3,207
4,828		Graphic Packaging Holding Co	60,978
395		Greif, Inc (Class A)	16,294
87		Greif, Inc (Class B)	4,253
784		H.B. Fuller Co	38,134
142		Hawkins, Inc	5,230
193		Haynes International, Inc	6,336
7,106		Hecla Mining Co	16,344
3,508		Huntsman Corp	78,895
658	*	Ingevity Corp	69,491
294		Innophos Holdings, Inc	8,861
373		Innospec, Inc	31,090
1,760		International Flavors & Fragrances, Inc	226,670
7,009		International Paper Co	324,306
1,493	*	Intrepid Potash, Inc	5,658
261		Kaiser Aluminum Corp	27,335
315	*	Koppers Holdings, Inc	8,184
468	*	Kraton Polymers LLC	15,060
357		Kronos Worldwide, Inc	5,005
9,503		Linde plc	1,671,863
2,532	*	Livent Corp	31,093
2,555		Louisiana-Pacific Corp	62,291
406	*	LSB Industries, Inc	2,533
5,482		LyondellBasell Industries AF S.C.A	460,927
8,475	*	Marrone Bio Innovations, Inc	12,967
1,050		Martin Marietta Materials, Inc	211,239
300		Materion Corp	17,118
741		Minerals Technologies, Inc	43,563
5,897		Mosaic Co	161,047
371		Myers Industries, Inc	6,348
257		Neenah Paper, Inc	16,541
154		NewMarket Corp	66,768

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,626		Newmont Mining Corp	$308,552
5,438		Nucor Corp	317,307
3,054		Olin Corp	70,670
163		Olympic Steel, Inc	2,587
694	*	Omnova Solutions, Inc	4,872
2,868		Owens-Illinois, Inc	54,435
1,586		Packaging Corp of America	157,617
658		PH Glatfelter Co	9,291
1,269		PolyOne Corp	37,194
4,076		PPG Industries, Inc	460,058
462	*	PQ Group Holdings, Inc	7,009
201		Quaker Chemical Corp	40,266
1,995	*,e	Ramaco Resources, Inc	11,571
877		Rayonier Advanced Materials, Inc	11,892
1,105		Reliance Steel & Aluminum Co	99,737
1,100		Royal Gold, Inc	100,023
2,208		RPM International, Inc	128,152
272	*	Ryerson Holding Corp	2,328
421		Schnitzer Steel Industries, Inc (Class A)	10,104
450	*,†	Schulman, A Inc	195
438		Schweitzer-Mauduit International, Inc	16,959
716		Scotts Miracle-Gro Co (Class A)	56,263
2,697		Sealed Air Corp	124,224
694		Sensient Technologies Corp	47,046
1,437		Sherwin-Williams Co	618,930
1,161		Silgan Holdings, Inc	34,400
1,720		Sonoco Products Co	105,832
1,781		Southern Copper Corp	70,670
3,643		Steel Dynamics, Inc	128,489
302		Stepan Co	26,431
1,996	*	Summit Materials, Inc	31,677
1,010	*	SunCoke Energy, Inc	8,575
146		Synalloy Corp	2,219
717	*	TimkenSteel Corp	7,787
322	*	Trecora Resources	2,927
394		Tredegar Corp	6,359
733		Trinseo S.A.	33,205
1,458		Tronox Holdings plc	19,173
97	*	UFP Technologies, Inc	3,628
30		United States Lime & Minerals, Inc	2,314
3,129		United States Steel Corp	60,984
144	*	Universal Stainless & Alloy	2,386
238	*	US Concrete, Inc	9,858
592		Valhi, Inc	1,368
3,141		Valvoline, Inc	58,297
1,196	*	Verso Corp	25,618
2,165		Vulcan Materials Co	256,336
1,163		Warrior Met Coal, Inc	35,355
559		Westlake Chemical Corp	37,934
4,211		WestRock Co	161,492
702	*	Worthington Industries, Inc	26,199
1,262		WR Grace and Co	98,487

		TOTAL MATERIALS	14,504,670

MEDIA & ENTERTAINMENT - 7.1%
12,980		Activision Blizzard, Inc	590,979
5,164	*	Alphabet, Inc (Class A)	6,077,460
5,263	*	Alphabet, Inc (Class C)	6,175,131
855	e	AMC Entertainment Holdings, Inc	12,697
741	*	AMC Networks, Inc	42,059
76		Beasley Broadcasting Group, Inc	302
698	*	Boston Omaha Corp	17,408
72		Cable One, Inc	70,659
253	*	Care.com, Inc	4,999
788	*	Cargurus, Inc	31,567
1,131	*	Cars.com, Inc	25,787

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,577		CBS Corp (Class B)	$265,075
1,847	*	Central European Media Enterprises Ltd (Class A)	7,351
2,939	*	Charter Communications, Inc	1,019,569
2,021		Cinemark Holdings, Inc	80,820
566	*	Clear Channel Outdoor Holdings, Inc (Class A)	3,028
77,886		Comcast Corp (Class A)	3,113,882
17	*,e	Daily Journal Corp	3,640
2,851	*	Discovery, Inc (Class A)	77,034
6,054	*	Discovery, Inc (Class C)	153,893
3,978	*	DISH Network Corp (Class A)	126,063
5,069	*	Electronic Arts, Inc	515,162
235		Emerald Expositions Events, Inc	2,985
2,009		Entercom Communications Corp (Class A)	10,547
1,005		Entravision Communications Corp (Class A)	3,256
454	*,e	Eros International plc	4,150
916		EW Scripps Co (Class A)	19,236
41,205	*	Facebook, Inc	6,868,461
218	*	Fluent, Inc	1,225
6,001	*	Fox Corp (Class A)	220,297
2,830	*	Fox Corp (Class B)	101,540
1,767		Gannett Co, Inc	18,624
1,557	*	GCI Liberty, Inc	86,585
1,606	*	Glu Mobile, Inc	17,570
1,876	*	Gray Television, Inc	40,071
248	*	Hemisphere Media Group, Inc	3,497
1,288	*	IAC/InterActiveCorp	270,622
902	*	Imax Corp	20,457
7,004		Interpublic Group of Cos, Inc	147,154
693		John Wiley & Sons, Inc (Class A)	30,644
170	*	Liberty Braves Group (Class A)	4,750
525	*	Liberty Braves Group (Class C)	14,579
392	*	Liberty Broadband Corp (Class A)	35,923
1,723	*	Liberty Broadband Corp (Class C)	158,068
681	*	Liberty Latin America Ltd (Class A)	13,171
1,811	*	Liberty Latin America Ltd (Class C)	35,224
398	*	Liberty Media Group (Class A)	13,548
3,180	*	Liberty Media Group (Class C)	111,459
1,395	*	Liberty SiriusXM Group (Class A)	53,261
2,800	*	Liberty SiriusXM Group (Class C)	107,072
1,108	*	Liberty TripAdvisor Holdings, Inc	15,723
786	e	Lions Gate Entertainment Corp (Class A)	12,293
1,548	e	Lions Gate Entertainment Corp (Class B)	23,375
2,254	*	Live Nation, Inc	143,219
439	*	LiveXLive Media, Inc	2,362
200	*	Loral Space & Communications, Inc	7,210
306	*	Madison Square Garden Co	89,698
294		Marcus Corp	11,775
831		Match Group, Inc	47,043
884	*	MDC Partners, Inc	1,989
1,034	*	Meet Group, Inc	5,201
597	e	Meredith Corp	32,990
934	*	MSG Networks, Inc	20,315
970		National CineMedia, Inc	6,839
7,192	*	NetFlix, Inc	2,564,380
804		New Media Investment Group, Inc	8,442
2,452		New York Times Co (Class A)	80,548
6,379		News Corp (Class A)	79,355
1,884		News Corp (Class B)	23,531
706		Nexstar Broadcasting Group, Inc (Class A)	76,509
3,956		Omnicom Group, Inc	288,748
583	*	QuinStreet, Inc	7,806
444	*	Reading International, Inc	7,086
279	*	Rosetta Stone, Inc	6,096
51		Saga Communications, Inc	1,693
438		Scholastic Corp	17,415
1,071		Sinclair Broadcast Group, Inc (Class A)	41,212

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

28,942		Sirius XM Holdings, Inc	$164,101
1,927	*	Take-Two Interactive Software, Inc	181,851
317	*	TechTarget, Inc	5,158
3,394		TEGNA, Inc	47,855
1,814		Tribune Co	83,698
414	*	Tribune Publishing Co	4,881
1,758	*	TripAdvisor, Inc	90,449
963	*	TrueCar, Inc	6,394
12,299	*	Twitter, Inc	404,391
150		Viacom, Inc (Class A)	4,868
6,363		Viacom, Inc (Class B)	178,609
30,733		Walt Disney Co	3,412,234
341	*	WideOpenWest, Inc	3,103
695		World Wrestling Entertainment, Inc (Class A)	60,312
1,209	*	Yelp, Inc	41,711
820	*	Zillow Group, Inc (Class A)	28,044
1,956	*	Zillow Group, Inc (Class C)	67,951
14,756	*	Zynga, Inc	78,649

		TOTAL MEDIA & ENTERTAINMENT	35,315,653

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
26,165		AbbVie, Inc	2,108,637
404	*,e	Abeona Therapeutics, Inc	2,973
2,077	*	Acadia Pharmaceuticals, Inc	55,767
406	*,e	Accelerate Diagnostics, Inc	8,534
492	*	Acceleron Pharma, Inc	22,912
1,810	*	Achillion Pharmaceuticals, Inc	5,358
319	*	Aclaris Therapeutics, Inc	1,911
662	*	Acorda Therapeutics, Inc	8,798
265	*,e	Adamas Pharmaceuticals, Inc	1,884
6,048	*	Aduro Biotech, Inc	24,071
883	*	Adverum Biotechnologies, Inc	4,627
1,425	*	Aeglea BioTherapeutics, Inc	11,471
702	*	Aerie Pharmaceuticals, Inc	33,345
1,104	*	Agenus, Inc	3,279
120	*,e	AgeX Therapeutics, Inc	486
5,456		Agilent Technologies, Inc	438,553
823	*	Agios Pharmaceuticals, Inc	55,503
554	*	Aimmune Therapeutics, Inc	12,382
239	*,e	Akcea Therapeutics, Inc	6,771
1,079	*	Akebia Therapeutics, Inc	8,837
1,391	*	Akorn, Inc	4,896
147	*	Albireo Pharma, Inc	4,735
965	*	Alder Biopharmaceuticals, Inc	13,172
355	*	Aldeyra Therapeutics, Inc	3,206
3,634	*	Alexion Pharmaceuticals, Inc	491,244
2,871	*	Alkermes plc	104,763
530	*,e	Allakos, Inc	21,465
5,861		Allergan plc	858,109
356	*,e	Allogene Therapeutics, Inc	10,292
1,548	*	Alnylam Pharmaceuticals, Inc	144,661
533	*	AMAG Pharmaceuticals, Inc	6,865
10,995		Amgen, Inc	2,088,830
2,936	*	Amicus Therapeutics, Inc	39,930
2,013	*	Amneal Pharmaceuticals, Inc	28,524
552	*	Amphastar Pharmaceuticals, Inc	11,277
6,494	*,e	Ampio Pharmaceuticals, Inc	3,650
305	*	AnaptysBio, Inc	22,280
121	*	ANI Pharmaceuticals, Inc	8,535
216	*	Anika Therapeutics, Inc	6,532
582	*	Apellis Pharmaceuticals, Inc	11,349
211	*	Aptinyx, Inc	855
626	*	Aratana Therapeutics, Inc	2,254
574	*	Arbutus Biopharma Corp	2,055
524	*,e	Arcus Biosciences, Inc	6,545
650	*	Ardelyx, Inc	1,820

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

884	*	Arena Pharmaceuticals, Inc	$39,630
1,405	*	Arqule, Inc	6,730
3,325	*	Array Biopharma, Inc	81,063
1,400	*,e	Arrowhead Research Corp	25,690
216	*	Assembly Biosciences, Inc	4,253
928	*	Assertio Therapeutics, Inc	4,705
719	*	Atara Biotherapeutics, Inc	28,580
673	*,e	Athenex, Inc	8,244
1,583	*,e	Athersys, Inc	2,374
516	*	Audentes Therapeutics, Inc	20,134
1,650	*,e	AVEO Pharmaceuticals, Inc	1,353
813	*	Avid Bioservices, Inc	3,455
105	*	Avrobio, Inc	2,315
419	*	Bellicum Pharmaceuticals, Inc	1,412
1,257	*	BioCryst Pharmaceuticals, Inc	10,232
3,467	*	Biogen Idec, Inc	819,529
451	*	Biohaven Pharmaceutical Holding Co Ltd	23,213
3,009	*	BioMarin Pharmaceutical, Inc	267,289
379	*	Bio-Rad Laboratories, Inc (Class A)	115,853
89	*	Biospecifics Technologies Corp	5,547
657		Bio-Techne Corp	130,447
1,211	*,e	BioTime, Inc	1,586
961	*	Bluebird Bio, Inc	151,194
676	*	Blueprint Medicines Corp	54,114
28,253		Bristol-Myers Squibb Co	1,347,951
1,641		Bruker BioSciences Corp	63,080
470	*	Calithera Biosciences, Inc	3,168
127	*,e	Calyxt, Inc	2,234
504	*	Cambrex Corp	19,580
425	*,e	Cara Therapeutics Inc	8,338
519	*	CareDx, Inc	16,359
807	*,e	CASI Pharmaceuticals, Inc	2,316
2,649	*	Catalent, Inc	107,523
1,294	*	Catalyst Biosciences, Inc	10,494
1,095	*,e	Catalyst Pharmaceuticals, Inc	5,584
102	*	Celcuity, Inc	2,235
12,114	*	Celgene Corp	1,142,835
776	*,e	Cellular Biomedicine Group, Inc	13,425
837	*	Charles River Laboratories International, Inc	121,574
402	*	ChemoCentryx, Inc	5,584
913	*	Chimerix, Inc	1,917
3,917	*,e	ChromaDex Corp	16,412
8,957	*,e	Clearside Biomedical, Inc	12,361
747	*	Clovis Oncology, Inc	18,541
646	*	Codexis, Inc	13,262
359	*	Cohbar, Inc	1,170
601	*	Coherus Biosciences, Inc	8,198
351	*	Collegium Pharmaceutical, Inc	5,314
271	*	Concert Pharmaceuticals Inc	3,271
708	*,e	Corbus Pharmaceuticals Holdings, Inc	4,921
1,401	*	Corcept Therapeutics, Inc	16,448
478	*,e	Corium International, Inc	86
145	*	Corvus Pharmaceuticals, Inc	583
107	*	Crinetics Pharmaceuticals, Inc	2,435
828	*,e	CTI BioPharma Corp	803
2,981	*,e	Cue Biopharma, Inc	23,043
949	*	Cymabay Therapeutics, Inc	12,603
639	*	Cytokinetics, Inc	5,169
459	*	CytomX Therapeutics, Inc	4,934
127	*	Deciphera Pharmaceuticals, Inc	2,948
957	*,e	Denali Therapeutics, Inc	22,222
587	*	Dermira, Inc	7,954
716	*	Dicerna Pharmaceuticals, Inc	10,489
520	*,e	Dova Pharmaceuticals, Inc	4,623
2,721	*	Durect Corp	1,703
1,036	*,e	Dynavax Technologies Corp	7,573

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

122	*	Eagle Pharmaceuticals, Inc	$6,160
736	*	Editas Medicine, Inc	17,995
279	*,e	Eidos Therapeutics, Inc	6,543
5,766	*	Elanco Animal Health, Inc	184,916
15,296		Eli Lilly & Co	1,984,809
348	*	Eloxx Pharmaceuticals, Inc	4,065
709	*	Emergent Biosolutions, Inc	35,819
232	*	Enanta Pharmaceuticals, Inc	22,161
3,476	*	Endo International plc	27,912
623	*	Enzo Biochem, Inc	1,701
1,795	*	Epizyme, Inc	22,240
623	*,e	Esperion Thereapeutics, Inc	25,013
231	*,e	Evelo Biosciences, Inc	1,848
159	*,e	Evolus, Inc	3,589
2,103	*	Exact Sciences Corp	182,162
5,221	*	Exelixis, Inc	124,260
835	*	Fate Therapeutics, Inc	14,671
1,429	*	Fennec Pharmaceuticals, Inc	6,931
1,241	*	FibroGen, Inc	67,448
428	*	Five Prime Therapeutics, Inc	5,735
438	*,e	Flexion Therapeutics, Inc	5,466
515	*	Fluidigm Corp	6,844
137	*	Forty Seven, Inc	2,214
336	*	G1 Therapeutics, Inc	5,578
303	*	Genomic Health, Inc	21,225
2,277	*,e	Geron Corp	3,780
22,324		Gilead Sciences, Inc	1,451,283
805	*	Global Blood Therapeutics, Inc	42,609
541	*	GlycoMimetics Inc	6,741
2,005	*	Halozyme Therapeutics, Inc	32,280
2,728	*	Harvard Bioscience, Inc	11,758
1,027	*	Heron Therapeutics, Inc	25,100
188	*,e	Homology Medicines, Inc	5,213
3,095	*	Horizon Pharma plc	81,801
343	*	Idera Pharmaceuticals, Inc	875
2,489	*	Illumina, Inc	773,307
629	*	Immune Design Corp	3,680
2,066	*	Immunogen, Inc	5,599
3,050	*,e	Immunomedics, Inc	58,590
3,064	*	Incyte Corp	263,535
718	*,e	Innovate Biopharmaceuticals, Inc	1,386
1,186	*	Innoviva, Inc	16,640
1,045	*,e	Inovio Pharmaceuticals, Inc	3,898
1,335	*	Insmed, Inc	38,808
340	*,e	Insys Therapeutics, Inc	1,571
536	*,e	Intellia Therapeutics, Inc	9,155
353	*	Intercept Pharmaceuticals, Inc	39,487
388	*	Intersect ENT, Inc	12,474
527	*	Intra-Cellular Therapies, Inc	6,419
861	*,e	Intrexon Corp	4,529
1,569	*	Invitae Corp	36,746
2,281	*	Ionis Pharmaceuticals, Inc	185,149
1,361	*	Iovance Biotherapeutics, Inc	12,943
3,001	*	IQVIA Holdings, Inc	431,694
2,083	*	Ironwood Pharmaceuticals, Inc	28,183
941	*	Jazz Pharmaceuticals plc	134,516
46,530		Johnson & Johnson	6,504,429
3,171	*	Jounce Therapeutics, Inc	19,660
1,126	*,e	Kadmon Holdings, Inc	2,973
127	*	Kala Pharmaceuticals, Inc	1,050
499	*	Karyopharm Therapeutics, Inc	2,914
337	*	Kindred Biosciences Inc	3,090
99	*	Kiniksa Pharmaceuticals Ltd	1,788
217	*	Kura Oncology, Inc	3,600
268	*,e	La Jolla Pharmaceutical Co	1,723
429	*,e	Lannett Co, Inc	3,376

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

657	*,e	Lexicon Pharmaceuticals, Inc	$3,653
305	*	Ligand Pharmaceuticals, Inc (Class B)	38,342
628		Luminex Corp	14,450
515	*	MacroGenics, Inc	9,260
93	*	Madrigal Pharmaceuticals, Inc	11,649
1,553	*	Mallinckrodt plc	33,762
2,279	*	MannKind Corp	4,490
592	*	Marinus Pharmaceuticals, Inc	2,475
1,076	*,e	Medicines Co	30,074
458	*,e	MediciNova, Inc	3,792
358	*	Medpace Holdings, Inc	21,111
206	*,e	MeiraGTx Holdings plc	3,549
2,634	*,e	Melinta Therapeutics, Inc	9,351
98	*	Menlo Therapeutics, Inc	769
45,172		Merck & Co, Inc	3,756,955
2,722	*	Mersana Therapeutics, Inc	14,318
425	*	Mettler-Toledo International, Inc	307,275
553	*	Minerva Neurosciences, Inc	4,347
216	*,e	Miragen Therapeutics, Inc	603
495	*	Mirati Therapeutics, Inc	36,283
457	*,e	Moderna, Inc	9,300
2,222	*	Momenta Pharmaceuticals, Inc	32,286
8,764	*	Mylan NV	248,372
491	*	MyoKardia, Inc	25,527
1,569	*	Myriad Genetics, Inc	52,091
276	*	NanoString Technologies, Inc	6,605
484	*,e	NantKwest, Inc	765
482	*	Natera, Inc	9,939
2,571	*	Nektar Therapeutics	86,386
1,622	*	NeoGenomics, Inc	33,186
297	*	Neos Therapeutics, Inc	775
1,442	*	Neurocrine Biosciences, Inc	127,040
298	*	NewLink Genetics Corp	575
10,770	*,e	Novavax, Inc	5,933
416	*,e	Nymox Pharmaceutical Corp	819
362	*,e	Ocular Therapeutix, Inc	1,437
107	*,e	Odonate Therapeutics, Inc	2,366
652	*,e	Omeros Corp	11,325
5,196	*,e	Opko Health, Inc	13,562
258	*,e	Optinose, Inc	2,657
1,615	*,e	Organovo Holdings, Inc	1,602
1,907	*	Ovid therapeutics, Inc	3,375
3,121	*	Pacific Biosciences of California, Inc	22,565
609	*	Pacira Pharmaceuticals, Inc	23,179
14,286	*,e	Palatin Technologies, Inc	14,003
374	*,e	Paratek Pharmaceuticals, Inc	2,005
2,346	*	PDL BioPharma, Inc	8,727
1,920	*	PerkinElmer, Inc	185,011
2,143		Perrigo Co plc	103,207
2,778	*	Pfenex, Inc	17,168
99,366		Pfizer, Inc	4,220,074
293		Phibro Animal Health Corp	9,669
529	*	Pieris Pharmaceuticals, Inc	1,772
140	*,e	PolarityTE, Inc	1,498
1,084	*,e	Portola Pharmaceuticals, Inc	37,615
926	*	PRA Health Sciences, Inc	102,129
817	*	Prestige Brands Holdings, Inc	24,436
95	*	Principia Biopharma, Inc	3,230
1,110	*	Progenics Pharmaceuticals, Inc	5,150
5,051	*,e	Proteostasis Therapeutics, Inc	6,364
594	*	Prothena Corp plc	7,205
729	*	PTC Therapeutics, Inc	27,440
453	*	Puma Biotechnology, Inc	17,572
3,971	*	QIAGEN NV	161,540
141	*	Quanterix Corp	3,642
742	*	Ra Pharmaceuticals, Inc	16,621

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

582	*	Radius Health, Inc	$11,605
350	*	Reata Pharmaceuticals, Inc	29,914
183	*	Recro Pharma, Inc	1,072
1,365	*	Regeneron Pharmaceuticals, Inc	560,496
641	*	REGENXBIO, Inc	36,736
526	*	Repligen Corp	31,076
594	*	Retrophin, Inc	13,442
352	*	Revance Therapeutics, Inc	5,548
147	*	Rhythm Pharmaceuticals, Inc	4,029
1,863	*	Rigel Pharmaceuticals, Inc	4,788
337	*	Rocket Pharmaceuticals, Inc	5,911
1,149	*,e	Rubius Therapeutics, Inc	20,797
834	*	Sage Therapeutics, Inc	132,648
1,935	*	Sangamo Biosciences, Inc	18,460
1,127	*	Sarepta Therapeutics, Inc	134,327
404	*	Savara, Inc	2,977
104	*	Scholar Rock Holding Corp	1,954
1,816	*	Seattle Genetics, Inc	133,004
7,580	*,e	Selecta Biosciences, Inc	17,965
309	*,e	Seres Therapeutics, Inc	2,123
243	*,e	Sienna Biopharmaceuticals, Inc	564
842	*,e	SIGA Technologies, Inc	5,060
625	*,e	Solid Biosciences, Inc	5,750
5,304	*,e	Sorrento Therapeutics, Inc	25,194
615	*	Spark Therapeutics, Inc	70,036
1,594	*	Spectrum Pharmaceuticals, Inc	17,040
232	*	Spring Bank Pharmaceuticals, Inc	2,434
334	*	Stemline Therapeutics, Inc	4,292
725	*	Supernus Pharmaceuticals, Inc	25,404
152	*	Syndax Pharmaceuticals, Inc	798
1,109	*	Syneos Health, Inc	57,402
1,588	*	Synlogic, Inc	12,053
204	*	Syros Pharmaceuticals, Inc	1,865
416	*,e	T2 Biosystems, Inc	1,094
648	*,e	Teligent, Inc	752
573	*	Tetraphase Pharmaceuticals, Inc	768
748	*,e	TG Therapeutics, Inc	6,014
2,459	*,e	TherapeuticsMD, Inc	11,975
661	*,e	Theravance Biopharma, Inc	14,985
6,920		Thermo Fisher Scientific, Inc	1,894,142
133	*	Tocagen, Inc	1,446
508	*,e	Translate Bio, Inc	5,177
204	*	Tricida, Inc	7,878
4,055	*	Tyme Technologies, Inc	7,137
996	*	Ultragenyx Pharmaceutical, Inc	69,083
696	*	United Therapeutics Corp	81,690
415	*	UNITY Biotechnology, Inc	3,366
677	*	Vanda Pharmaceuticals, Inc	12,457
353	*	Veracyte, Inc	8,832
850	*,e	Verastem, Inc	2,516
597	*	Vericel Corp	10,453
4,405	*	Vertex Pharmaceuticals, Inc	810,300
1,907	*,e	Viking Therapeutics, Inc	18,956
282	*	Voyager Therapeutics, Inc	5,397
1,328	*	Waters Corp	334,271
504	*	WaVe Life Sciences Pte Ltd	19,580
748	*,e	X4 Pharmaceuticals, Inc	13,023
743	*	Xencor Inc	23,078
117	*	Y-mAbs Therapeutics, Inc	3,067
1,723	*	Zafgen, Inc	4,721
2,318	*,e	ZIOPHARM Oncology, Inc	8,924
8,450		Zoetis, Inc	850,661
629	*	Zogenix, Inc	34,601

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	40,333,166

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.0%
1,300		Acadia Realty Trust	$35,451
632		Agree Realty Corp	43,823
1,021		Alexander & Baldwin, Inc	25,974
57		Alexander’s, Inc	21,442
1,932		Alexandria Real Estate Equities, Inc	275,426
196	*,e	Altisource Portfolio Solutions S.A.	4,639
714		American Assets Trust, Inc	32,744
2,413		American Campus Communities, Inc	114,811
4,773		American Homes 4 Rent	108,443
7,558		American Tower Corp	1,489,379
2,432		Americold Realty Trust	74,200
2,441		Apartment Investment & Management Co	122,758
4,063		Apple Hospitality REIT, Inc	66,227
694		Armada Hoffler Properties, Inc	10,819
1,645		Ashford Hospitality Trust, Inc	7,814
2,345		AvalonBay Communities, Inc	470,712
1,877		Bluerock Residential Growth REIT, Inc	20,234
2,579		Boston Properties, Inc	345,276
403		BraeMar Hotels & Resorts, Inc	4,921
2,649		Brandywine Realty Trust	42,013
4,778		Brixmor Property Group, Inc	87,772
2,570		Brookfield Property REIT, Inc	52,659
1,146		Brt Realty Trust	15,906
1,459		Camden Property Trust	148,088
1,679		CareTrust REIT, Inc	39,389
568		CatchMark Timber Trust, Inc	5,578
2,955		CBL & Associates Properties, Inc	4,580
5,737	*	CBRE Group, Inc	283,695
5,095		Cedar Realty Trust, Inc	17,323
572		Chatham Lodging Trust	11,005
909		Chesapeake Lodging Trust	25,279
471		City Office REIT, Inc	5,327
248		Clipper Realty, Inc	3,321
8,422		Colony Capital, Inc	44,805
1,903		Columbia Property Trust, Inc	42,837
199		Community Healthcare Trust, Inc	7,142
74		Consolidated-Tomoka Land Co	4,370
2,491		CoreCivic, Inc	48,450
185		CorEnergy Infrastructure Trust, Inc	6,799
675		CorePoint Lodging, Inc	7,540
582		Coresite Realty	62,286
2,132		Corporate Office Properties Trust	58,204
6,513		Cousins Properties, Inc	62,916
7,172		Crown Castle International Corp	918,016
3,228		CubeSmart	103,425
812	*	Cushman & Wakefield plc	14,454
1,868		CyrusOne, Inc	97,958
3,453		DiamondRock Hospitality Co	37,396
3,481		Digital Realty Trust, Inc	414,239
2,632		Douglas Emmett, Inc	106,385
5,730		Duke Realty Corp	175,223
1,427		Easterly Government Properties, Inc	25,700
673		EastGroup Properties, Inc	75,134
2,070		Empire State Realty Trust, Inc	32,706
1,161		Entertainment Properties Trust	89,281
1,422		Equinix, Inc	644,393
2,199		Equity Commonwealth	71,885
1,525		Equity Lifestyle Properties, Inc	174,307
5,944		Equity Residential	447,702
621		Essential Properties Realty Trust, Inc	12,122
1,129		Essex Property Trust, Inc	326,552
2,082		Extra Space Storage, Inc	212,177
482		Farmland Partners, Inc	3,085
1,232		Federal Realty Investment Trust	169,831
2,259		First Industrial Realty Trust, Inc	79,878

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

240	*	Forestar Group, Inc	$4,150
1,235		Four Corners Property Trust, Inc	36,556
1,621		Franklin Street Properties Corp	11,655
2,400		Front Yard Residential Corp	22,248
102	*	FRP Holdings, Inc	4,852
3,570		Gaming and Leisure Properties, Inc	137,695
2,553		Geo Group, Inc	49,018
763		Getty Realty Corp	24,439
475		Gladstone Commercial Corp	9,866
1,177		Gladstone Land Corp	14,889
1,861		Global Medical REIT, Inc	18,275
1,848		Global Net Lease, Inc	34,927
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	19,871
8,293		HCP, Inc	259,571
2,421		Healthcare Realty Trust, Inc	77,738
3,603		Healthcare Trust of America, Inc	103,010
697		Hersha Hospitality Trust	11,947
647		HFF, Inc (Class A)	30,894
1,796		Highwoods Properties, Inc	84,017
2,629		Hospitality Properties Trust	69,169
12,207		Host Marriott Corp	230,712
692	*	Howard Hughes Corp	76,120
2,438		Hudson Pacific Properties	83,916
1,062		Independence Realty Trust, Inc	11,459
1,767		Industrial Logistics Properties Trust	35,640
107		Innovative Industrial Properties, Inc	8,741
192		Investors Real Estate Trust	11,503
6,065		Invitation Homes, Inc	147,561
4,939		Iron Mountain, Inc	175,137
1,070		iStar Financial, Inc	9,009
2,053		JBG SMITH Properties	84,892
145		Jernigan Capital, Inc	3,051
843		Jones Lang LaSalle, Inc	129,974
2,137		Kennedy-Wilson Holdings, Inc	45,710
1,527		Kilroy Realty Corp	115,991
6,452		Kimco Realty Corp	119,362
1,264		Kite Realty Group Trust	20,211
1,519		Lamar Advertising Co	120,396
3,541		Lexington Realty Trust	32,081
2,619		Liberty Property Trust	126,812
858		Life Storage, Inc	83,458
917		LTC Properties, Inc	41,999
2,145		Macerich Co	92,986
1,437		Mack-Cali Realty Corp	31,901
406	*	Marcus & Millichap, Inc	16,536
169	*	Maui Land & Pineapple Co, Inc	1,932
453		MedEquities Realty Trust, Inc	5,042
6,177		Medical Properties Trust, Inc	114,336
1,844		Mid-America Apartment Communities, Inc	201,605
2,033		Monmouth Real Estate Investment Corp (Class A)	26,795
700		National Health Investors, Inc	54,985
2,511		National Retail Properties, Inc	139,084
1,494		National Storage Affiliates Trust	42,594
1,266		New Senior Investment Group, Inc	6,900
4,093		Newmark Group, Inc	34,136
280		NexPoint Residential Trust, Inc	10,735
892		NorthStar Realty Europe Corp	15,485
1,200		Office Properties Income Trust	33,168
3,138		Omega Healthcare Investors, Inc	119,715
251		One Liberty Properties, Inc	7,279
2,970		Outfront Media, Inc	69,498
3,099		Paramount Group, Inc	43,975
3,211		Park Hotels & Resorts, Inc	99,798
2,135		Pebblebrook Hotel Trust	66,313
3,353		Pennsylvania REIT	21,090
2,932		Physicians Realty Trust	55,151

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,219		Piedmont Office Realty Trust, Inc	$46,266
1,438		Potlatch Corp	54,342
1,193		Preferred Apartment Communities, Inc	17,680
10,725		Prologis, Inc	771,664
358		PS Business Parks, Inc	56,145
2,577		Public Storage, Inc	561,219
1,162		QTS Realty Trust, Inc	52,278
2,010		Rayonier, Inc	63,355
349		Re/Max Holdings, Inc	13,450
2,208	e	Realogy Holdings Corp	25,171
4,790		Realty Income Corp	352,352
1,597	*,e	Redfin Corp	32,371
2,549		Regency Centers Corp	172,032
1,675		Retail Opportunities Investment Corp	29,044
3,851		Retail Properties of America, Inc	46,944
264		Retail Value, Inc	8,229
1,780		Rexford Industrial Realty, Inc	63,742
2,670		RLJ Lodging Trust	46,912
148		RMR Group, Inc	9,025
1,201		RPT Realty	14,424
778		Ryman Hospitality Properties	63,983
2,917		Sabra Healthcare REIT, Inc	56,794
172		Safehold, Inc	3,751
445		Saul Centers, Inc	22,860
1,945	*	SBA Communications Corp	388,339
4,896		Senior Housing Properties Trust	57,675
793		Seritage Growth Properties	35,241
5,318		Simon Property Group, Inc	968,993
2,580		SITE Centers Corp	35,140
1,436		SL Green Realty Corp	129,125
758		Spirit MTA REIT	4,919
1,516		Spirit Realty Capital, Inc	60,231
831	*	St. Joe Co	13,703
1,899		STAG Industrial, Inc	56,305
3,219		STORE Capital Corp	107,836
93	*	Stratus Properties, Inc	2,456
2,137		Summit Hotel Properties, Inc	24,383
1,360		Sun Communities, Inc	161,187
3,681		Sunstone Hotel Investors, Inc	53,006
1,459		Tanger Factory Outlet Centers, Inc	30,610
1,248		Taubman Centers, Inc	65,994
268	*	Tejon Ranch Co	4,717
1,034		Terreno Realty Corp	43,469
721		Tier REIT, Inc	20,664
30	*	Transcontinental Realty Investors, Inc	937
568	*	Trinity Place Holdings, Inc	2,272
4,734		UDR, Inc	215,208
435		UMH Properties, Inc	6,125
3,290		Uniti Group, Inc	36,815
198		Universal Health Realty Income Trust	14,991
1,716		Urban Edge Properties	32,604
465		Urstadt Biddle Properties, Inc (Class A)	9,598
6,021		Ventas, Inc	384,200
15,295		VEREIT, Inc	128,019
7,385		VICI Properties, Inc	161,584
2,759		Vornado Realty Trust	186,067
3,960		Washington Prime Group, Inc	22,374
1,848		Washington REIT	52,446
1,872		Weingarten Realty Investors	54,981
6,273		Welltower, Inc	486,785
12,491		Weyerhaeuser Co	329,013
550	*	Whitestone REIT	6,611
2,666		WP Carey, Inc	208,828
2,548		Xenia Hotels & Resorts, Inc	55,827

		TOTAL REAL ESTATE	19,887,098

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

RETAILING - 6.0%
426	*	1-800-FLOWERS.COM, Inc (Class A)	$7,766
1,334		Aaron’s, Inc	70,168
1,074		Abercrombie & Fitch Co (Class A)	29,438
1,214		Advance Auto Parts, Inc	207,023
7,134	*	Amazon.com, Inc	12,703,871
2,547		American Eagle Outfitters, Inc	56,467
122	*	America’s Car-Mart, Inc	11,143
305	*	Asbury Automotive Group, Inc	21,155
7,209	*	Ascena Retail Group, Inc	7,786
908	*	At Home Group, Inc	16,217
1,001	*	Autonation, Inc	35,756
437	*	AutoZone, Inc	447,540
603	*	Barnes & Noble Education, Inc	2,533
965		Barnes & Noble, Inc	5,240
2,179		Bed Bath & Beyond, Inc	37,021
3,937		Best Buy Co, Inc	279,763
5,142	e	Big 5 Sporting Goods Corp	16,352
744		Big Lots, Inc	28,287
2,230	*	BJ’s Wholesale Club Holdings, Inc	61,102
802	*	Booking Holdings, Inc	1,399,418
865	*	Boot Barn Holdings, Inc	25,466
526		Buckle, Inc	9,847
1,083	*	Burlington Stores, Inc	169,684
639		Caleres, Inc	15,777
1,606	e	Camping World Holdings, Inc	22,339
2,903	*	CarMax, Inc	202,629
748	*,e	Carvana Co	43,429
368		Cato Corp (Class A)	5,513
2,056		Chico’s FAS, Inc	8,779
288		Children’s Place Retail Stores, Inc	28,017
243		Citi Trends, Inc	4,692
291	*	Conn’s, Inc	6,652
231	*	Container Store Group, Inc	2,033
775		Core-Mark Holding Co, Inc	28,776
1,574	*	Designer Brands Inc	34,974
1,351		Dick’s Sporting Goods, Inc	49,730
236	e	Dillard’s, Inc (Class A)	16,997
4,595		Dollar General Corp	548,183
3,955	*	Dollar Tree, Inc	415,433
144	*	Duluth Holdings, Inc	3,433
14,913		eBay, Inc	553,869
2,169	*	Etsy, Inc	145,800
2,079		Expedia, Inc	247,401
1,208	*	Express Parent LLC	5,170
969	*	Five Below, Inc	120,398
1,023	*	Floor & Decor Holdings, Inc	42,168
1,924		Foot Locker, Inc	116,594
185	*	Funko, Inc	4,018
142	*,e	Gaia, Inc	1,299
1,573	e	GameStop Corp (Class A)	15,982
3,661		Gap, Inc	95,845
313	*	Genesco, Inc	14,257
2,563		Genuine Parts Co	287,133
1,054	*,e	GNC Holdings, Inc	2,877
324		Group 1 Automotive, Inc	20,963
7,081	*	Groupon, Inc	25,138
1,482	*	GrubHub, Inc	102,955
904		Guess?, Inc	17,718
286		Haverty Furniture Cos, Inc	6,258
323	*	Hibbett Sports, Inc	7,368
19,572		Home Depot, Inc	3,755,671
619	*	Hudson Ltd	8,511
1,819		J. Jill, Inc	9,986
6,812	*,e	JC Penney Co, Inc	10,150
247	*	Kirkland’s, Inc	1,736

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,690		Kohl’s Corp	$184,991
3,738		L Brands, Inc	103,094
221	*	Lands’ End, Inc	3,671
198	*	Leaf Group Ltd	1,588
837	*	Liberty Expedia Holdings, Inc	35,824
325	*	Liquidity Services, Inc	2,506
367		Lithia Motors, Inc (Class A)	34,039
5,805	*	LKQ Corp	164,746
14,096		Lowe’s Companies, Inc	1,543,089
442	*,e	Lumber Liquidators, Inc	4,464
5,634		Macy’s, Inc	135,385
389	*	MarineMax, Inc	7,453
1,815	*	Michaels Cos, Inc	20,727
452		Monro Muffler, Inc	39,107
539	*	Murphy USA, Inc	46,149
956	*	National Vision Holdings, Inc	30,047
1,826		Nordstrom, Inc	81,038
7,986		Office Depot, Inc	28,989
750	*	Ollie’s Bargain Outlet Holdings, Inc	63,997
1,359	*	O’Reilly Automotive, Inc	527,700
263	*,e	Overstock.com, Inc	4,371
2,124	*	Party City Holdco, Inc	16,865
554		Penske Auto Group, Inc	24,736
306	e	PetMed Express, Inc	6,971
716		Pool Corp	118,119
1,155	*	Quotient Technology, Inc	11,400
7,241	*	Qurate Retail Group, Inc QVC Group	115,711
699	*	Rent-A-Center, Inc	14,588
337	*,e	RH	34,694
6,289		Ross Stores, Inc	585,506
2,965	*	RTW RetailWinds, Inc	7,116
2,233	*	Sally Beauty Holdings, Inc	41,110
203	e	Shoe Carnival, Inc	6,908
526	*	Shutterfly, Inc	21,377
309		Shutterstock, Inc	14,409
961		Signet Jewelers Ltd	26,101
660	*	Sleep Number Corp	31,020
455		Sonic Automotive, Inc (Class A)	6,739
571	*	Sportsman’s Warehouse Holdings, Inc	2,741
279	*	Stamps.com, Inc	22,713
856	e	Tailored Brands, Inc	6,711
8,934		Target Corp	717,043
2,104		Tiffany & Co	222,077
528		Tile Shop Holdings, Inc	2,988
297		Tilly’s, Inc	3,306
21,275		TJX Companies, Inc	1,132,043
1,996		Tractor Supply Co	195,129
979	*	Ulta Beauty, Inc	341,407
1,237	*	Urban Outfitters, Inc	36,665
1,065	*	Wayfair, Inc	158,099
99		Weyco Group, Inc	3,065
1,350	e	Williams-Sonoma, Inc	75,965
37		Winmark Corp	6,978
314	*	Zumiez, Inc	7,815

		TOTAL RETAILING	29,786,784

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
728	*	Acacia Communications, Inc	41,751
617	*	Advanced Energy Industries, Inc	30,653
16,102	*	Advanced Micro Devices, Inc	410,923
302	*	Alpha & Omega Semiconductor Ltd	3,476
507	*,e	Ambarella, Inc	21,902
1,455	*	Amkor Technology, Inc	12,426
6,403		Analog Devices, Inc	674,044
17,017		Applied Materials, Inc	674,894
341	*	Aquantia Corp	3,089

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

510	*	Axcelis Technologies, Inc	$10,261
582	*	AXT, Inc	2,590
7,110		Broadcom, Inc	2,138,048
1,076		Brooks Automation, Inc	31,559
469		Cabot Microelectronics Corp	52,509
333	*	Ceva, Inc	8,978
1,003	*	Cirrus Logic, Inc	42,196
598		Cohu, Inc	8,820
1,899	*	Cree, Inc	108,661
5,761		Cypress Semiconductor Corp	85,954
584	*	Diodes, Inc	20,265
2,561		Entegris, Inc	91,402
1,340	*	First Solar, Inc	70,806
1,075	*	Formfactor, Inc	17,297
434	*,e	Ichor Holdings Ltd	9,800
285	*,e	Impinj, Inc	4,775
657	*	Inphi Corp	28,737
2,526	*	Integrated Device Technology, Inc	123,749
78,032		Intel Corp	4,190,319
2,863		Kla-Tencor Corp	341,871
981	*	Kopin Corp	1,315
2,721		Lam Research Corp	487,086
1,895	*	Lattice Semiconductor Corp	22,607
627	*	MA-COM Technology Solutions	10,477
9,503		Marvell Technology Group Ltd	189,015
4,894		Maxim Integrated Products, Inc	260,214
927	*	MaxLinear, Inc	23,666
4,049		Microchip Technology, Inc	335,905
19,418	*	Micron Technology, Inc	802,546
1,013		MKS Instruments, Inc	94,260
730		Monolithic Power Systems, Inc	98,908
364	*	Nanometrics, Inc	11,240
478	*	NeoPhotonics Corp Ltd	3,007
77		NVE Corp	7,538
10,040		NVIDIA Corp	1,802,782
5,861		NXP Semiconductors NV	518,054
7,472	*	ON Semiconductor Corp	153,699
409	*	PDF Solutions, Inc	5,051
1,020	*	Photronics, Inc	9,639
446		Power Integrations, Inc	31,193
2,283	*	Qorvo, Inc	163,760
20,888		QUALCOMM, Inc	1,191,243
1,707	*	Rambus, Inc	17,838
488	*	Rudolph Technologies, Inc	11,126
1,008	*	Semtech Corp	51,317
654	*	Silicon Laboratories, Inc	52,882
3,182		Skyworks Solutions, Inc	262,451
170	*	SMART Global Holdings, Inc	3,264
886	*,e	SunPower Corp	5,768
3,141		Teradyne, Inc	125,137
16,588		Texas Instruments, Inc	1,759,489
789	*	Ultra Clean Holdings	8,166
833		Universal Display Corp	127,324
729	*	Veeco Instruments, Inc	7,902
1,813		Versum Materials, Inc	91,212
4,426		Xilinx, Inc	561,173
754		Xperi Corp	17,644

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,587,653

SOFTWARE & SERVICES - 11.7%
874	*	2U, Inc	61,923
1,358	*	8x8, Inc	27,432
754	*	A10 Networks, Inc	5,346
11,132		Accenture plc	1,959,455
1,810	*	ACI Worldwide, Inc	59,495
8,505	*	Adobe, Inc	2,266,497

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,865	*	Akamai Technologies, Inc	$205,449
492	*	Alarm.com Holdings, Inc	31,931
829		Alliance Data Systems Corp	145,058
399	*	Altair Engineering, Inc	14,687
470	*,e	Alteryx, Inc	39,419
273	*	Amber Road, Inc	2,367
2,546		Amdocs Ltd	137,764
370	*	American Software, Inc (Class A)	4,421
300	*	Anaplan, Inc	11,808
1,478	*	Ansys, Inc	270,045
237	*	Appfolio, Inc	18,818
1,169	*	Aspen Technology, Inc	121,880
1,812	*	Atlassian Corp plc	203,651
3,780	*	Autodesk, Inc	589,000
7,613		Automatic Data Processing, Inc	1,216,101
476	*	Avalara, Inc	26,556
1,669	*	Avaya Holdings Corp	28,089
527	*	Benefitfocus, Inc	26,097
2,568	*	Black Knight, Inc	139,956
741		Blackbaud, Inc	59,080
535	*	Blackline, Inc	24,781
2,283		Booz Allen Hamilton Holding Co	132,734
626	*	Bottomline Technologies, Inc	31,356
2,047	*	Box, Inc	39,528
460	*	Brightcove, Inc	3,869
1,930		Broadridge Financial Solutions, Inc	200,122
379	*	CACI International, Inc (Class A)	68,986
5,009	*	Cadence Design Systems, Inc	318,122
1,228	*	Carbon Black, Inc	17,131
391	*	Carbonite, Inc	9,701
708	*	Cardtronics plc	25,191
222		Cass Information Systems, Inc	10,501
2,269		CDK Global, Inc	133,463
712	*	Ceridian HCM Holding, Inc	36,526
378	*	ChannelAdvisor Corp	4,604
620	*	Cision Ltd	8,537
2,356		Citrix Systems, Inc	234,799
2,998	*	Cloudera, Inc	32,798
10,183		Cognizant Technology Solutions Corp (Class A)	737,758
606	*	Commvault Systems, Inc	39,232
3,045	*	Conduent, Inc	42,112
807	*	Cornerstone OnDemand, Inc	44,207
1,022	*	Coupa Software, Inc	92,981
520		CSG Systems International, Inc	21,996
157	*,e	Digimarc Corp	4,927
1,487	*	DocuSign, Inc	77,086
549	*,e	Domo, Inc	22,141
4,799		DXC Technology Co	308,624
387	e	Ebix, Inc	19,106
291	*	eGain Corp	3,041
135	*,e	Elastic NV	10,782
527	*	Ellie Mae, Inc	52,010
895	*	Endurance International Group Holdings, Inc	6,489
665	*	Envestnet, Inc	43,484
940	*	EPAM Systems, Inc	158,982
898	*	Euronet Worldwide, Inc	128,046
422	*	Everbridge, Inc	31,654
989	*	Everi Holdings, Inc	10,404
941		EVERTEC, Inc	26,169
266	*	Evo Payments, Inc	7,727
795	*	Exela Technologies, Inc	2,655
511	*	ExlService Holdings, Inc	30,670
486	*	Fair Isaac Corp	132,012
5,657		Fidelity National Information Services, Inc	639,807
3,709	*	FireEye, Inc	62,274
1,318	*	First American Corp	49,109

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,818	*	First Data Corp	$257,919
6,933	*	Fiserv, Inc	612,045
1,139	*	Five9, Inc	60,173
1,535	*	FleetCor Technologies, Inc	378,516
464	*	ForeScout Technologies, Inc	19,446
2,484	*	Fortinet, Inc	208,581
1,574	*	Gartner, Inc	238,744
2,688		Genpact Ltd	94,564
2,808		Global Payments, Inc	383,348
2,900	*	GoDaddy, Inc	218,051
477	*,e	GTT Communications, Inc	16,552
1,282	*	Guidewire Software, Inc	124,559
450		Hackett Group, Inc	7,110
632	*	HubSpot, Inc	105,045
139	*	I3 Verticals, Inc	3,339
513	*	Information Services Group, Inc	1,913
506	*	Instructure, Inc	23,843
319	*,e	Internap Corp	1,582
15,890		International Business Machines Corp	2,242,079
4,280		Intuit, Inc	1,118,835
736		j2 Global, Inc	63,738
1,367		Jack Henry & Associates, Inc	189,658
2,386		Leidos Holdings, Inc	152,919
1,126	*	Limelight Networks, Inc	3,637
827	*	Liveperson, Inc	23,999
1,208	*	LiveRamp Holdings, Inc	65,920
811		LogMeIn, Inc	64,961
1,102	*	Manhattan Associates, Inc	60,731
349		Mantech International Corp (Class A)	18,853
15,749		MasterCard, Inc (Class A)	3,708,102
1,014		MAXIMUS, Inc	71,974
131,368		Microsoft Corp	15,493,542
147	*	MicroStrategy, Inc (Class A)	21,205
467	*	Mitek Systems, Inc	5,716
872	*	MobileIron, Inc	4,770
351	*	Model N, Inc	6,156
445	*	MoneyGram International, Inc	908
644		Monotype Imaging Holdings, Inc	12,809
713	*	New Relic, Inc	70,373
1,004		NIC, Inc	17,158
5,319	*	Nuance Communications, Inc	90,051
2,346	*	Nutanix, Inc	88,538
1,573	*	Okta, Inc	130,134
469	*	OneSpan, Inc	9,014
41,825		Oracle Corp	2,246,421
1,602	*	Palo Alto Networks, Inc	389,094
202	*	Park City Group, Inc	1,614
5,598		Paychex, Inc	448,960
870	*	Paycom Software, Inc	164,543
401	*	Paylocity Holding Corp	35,765
20,509	*	PayPal Holdings, Inc	2,129,655
804		Pegasystems, Inc	52,260
509	*	Perficient, Inc	13,941
2,303		Perspecta, Inc	46,567
401	*	Pluralsight, Inc	12,728
307		Presidio, Inc	4,544
449	*	PRGX Global, Inc	3,556
766		Progress Software Corp	33,987
810	*	Proofpoint, Inc	98,358
410	*	PROS Holdings, Inc	17,318
2,125	*	PTC, Inc	195,882
587	*	Q2 Holdings, Inc	40,656
144		QAD, Inc (Class A)	6,202
667	*	Qualys, Inc	55,188
578	*	Rapid7, Inc	29,253
1,124	*	RealPage, Inc	68,215

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,061	*	Red Hat, Inc	$559,245
1,248	*	RingCentral, Inc	134,534
5,212		Sabre Corp	111,485
1,162	*	SailPoint Technologies Holding, Inc	33,373
12,599	*	salesforce.com, Inc	1,995,304
805		Science Applications International Corp	61,945
96	*,e	SecureWorks Corp	1,766
3,078	*	ServiceNow, Inc	758,696
1,229	*	ServiceSource International LLC	1,132
118	*	ShotSpotter, Inc	4,555
420	*	SolarWinds Corp	8,198
2,599	*	Splunk, Inc	323,835
256	*	SPS Commerce, Inc	27,151
5,084	*	Square, Inc	380,893
3,601		SS&C Technologies Holdings, Inc	229,348
301	*,e	SVMK, Inc	5,481
580		Switch, Inc	5,980
605	*	Sykes Enterprises, Inc	17,109
10,999		Symantec Corp	252,867
2,573	*	Synopsys, Inc	296,281
1,271	*	Tableau Software, Inc	161,773
737	*	Telaria, Inc	4,673
485	*	TeleNav, Inc	2,944
703	*	Tenable Holdings, Inc	22,257
2,058	*	Teradata Corp	89,832
1,831		TiVo Corp	17,065
3,201		Total System Services, Inc	304,127
629	*	Trade Desk, Inc	124,510
1,927		Travelport Worldwide Ltd	30,312
235		TTEC Holdings, Inc	8,514
143	*	Tucows, Inc	11,609
1,537	*	Twilio, Inc	198,550
664	*	Tyler Technologies, Inc	135,722
533	*	Ultimate Software Group, Inc	175,959
769	*,e	Unisys Corp	8,974
106	*	Upland Software, Inc	4,490
446	*	Varonis Systems, Inc	26,595
1,007	*	Verint Systems, Inc	60,279
1,801	*	VeriSign, Inc	326,990
766	*,e	VirnetX Holding Corp	4,849
427	*	Virtusa Corp	22,823
30,452		Visa, Inc (Class A)	4,756,298
1,222		VMware, Inc (Class A)	220,583
8,480		Western Union Co	156,626
664	*	WEX, Inc	127,481
2,553	*	Workday, Inc	492,346
379	*	Workiva, Inc	19,215
5,190	*	Worldpay, Inc	589,065
1,309	*	Yext, Inc	28,615
1,861	*	Zendesk, Inc	158,185
803	*	Zix Corp	5,525
1,013	*	Zscaler, Inc	71,852

		TOTAL SOFTWARE & SERVICES	57,974,192

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
1,699	*	3D Systems Corp	18,281
806		Adtran, Inc	11,042
513	*	Aerohive Networks, Inc	2,324
400	*	Agilysys, Inc	8,468
5,197		Amphenol Corp (Class A)	490,805
430	*	Anixter International, Inc	24,127
82,321		Apple, Inc	15,636,874
285	*,e	Applied Optoelectronics, Inc	3,477
978	*	Arista Networks, Inc	307,542
1,226	*	Arlo Technologies, Inc	5,063
2,818	*	ARRIS International plc	89,077

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,678	*	Arrow Electronics, Inc	$129,307
470	*	Avid Technology, Inc	3,502
1,997		Avnet, Inc	86,610
720		AVX Corp	12,485
438		Badger Meter, Inc	24,370
144		Bel Fuse, Inc (Class B)	3,640
636		Belden CDT, Inc	34,153
773		Benchmark Electronics, Inc	20,291
528	*	CalAmp Corp	6,642
643	*	Calix, Inc	4,951
1,029	*	Casa Systems, Inc	8,541
2,561		CDW Corp	246,804
2,613	*	Ciena Corp	97,569
78,367		Cisco Systems, Inc	4,231,034
153	*	Clearfield, Inc	2,249
2,887		Cognex Corp	146,833
382	*	Coherent, Inc	54,137
3,172	*	CommScope Holding Co, Inc	68,928
356		Comtech Telecommunications Corp	8,266
375	*	Control4 Corp	6,349
13,392		Corning, Inc	443,275
622	*	Cray, Inc	16,203
485		CTS Corp	14,244
548		Daktronics, Inc	4,083
2,530	*	Dell Technologies, Inc	148,486
1,043		Diebold, Inc	11,546
400	*	Digi International, Inc	5,068
1,151		Dolby Laboratories, Inc (Class A)	72,478
250	*,e	Eastman Kodak Co	740
740	*	EchoStar Corp (Class A)	26,973
717	*	Electronics for Imaging, Inc	19,287
202	*	ePlus, Inc	17,885
1,698	*	Extreme Networks, Inc	12,718
1,098	*	F5 Networks, Inc	172,309
561	*	Fabrinet	29,374
256	*	FARO Technologies, Inc	11,241
2,329	*	Finisar Corp	53,963
2,680	*	Fitbit, Inc	15,866
2,414		Flir Systems, Inc	114,858
1,256	*	Harmonic, Inc	6,808
25,322		Hewlett Packard Enterprise Co	390,718
27,569		HP, Inc	535,666
909	*	II-VI, Inc	33,851
400	*	Immersion Corp	3,372
2,249	*	Infinera Corp	9,761
554	*	Insight Enterprises, Inc	30,503
539		InterDigital, Inc	35,563
631	*	IPG Photonics Corp	95,773
397	*	Iteris, Inc	1,656
536	*	Itron, Inc	25,004
2,790		Jabil Circuit, Inc	74,186
5,692		Juniper Networks, Inc	150,667
1,292		Kemet Corp	21,925
3,258	*	Keysight Technologies, Inc	284,098
411	*	Kimball Electronics, Inc	6,366
1,352	*	Knowles Corp	23,836
254	*	KVH Industries, Inc	2,588
375		Littelfuse, Inc	68,430
1,378	*	Lumentum Holdings, Inc	77,912
509	*,e	Maxwell Technologies, Inc	2,275
49		Mesa Laboratories, Inc	11,295
569		Methode Electronics, Inc	16,376
2,764		Motorola, Inc	388,121
261		MTS Systems Corp	14,214
171	*	Napco Security Technologies, Inc	3,547
1,665		National Instruments Corp	73,859

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,908	*	NCR Corp	$52,069
4,615		NetApp, Inc	320,004
505	*	Netgear, Inc	16,726
1,389	*	Netscout Systems, Inc	38,989
829	*	nLight, Inc	18,470
497	*	Novanta, Inc	42,111
280	*	OSI Systems, Inc	24,528
182	*	PAR Technology Corp	4,452
291		Park Electrochemical Corp	4,569
196		PC Connection, Inc	7,187
526		Plantronics, Inc	24,254
521	*	Plexus Corp	31,755
2,657	*	Pure Storage, Inc	57,896
326	*	Quantenna Communications, Inc	7,932
704	*	Ribbon Communications, Inc	3,626
281	*	Rogers Corp	44,645
1,157	*	Sanmina Corp	33,379
381	*	Scansource, Inc	13,647
776	*	Stratasys Ltd	18,484
548	*	Synaptics, Inc	21,783
645		SYNNEX Corp	61,527
719	*	Tech Data Corp	73,633
4,411	*	Trimble Navigation Ltd	178,204
1,439	*	TTM Technologies, Inc	16,879
362	e	Ubiquiti Networks, Inc	54,195
591	*,e	USA Technologies, Inc	2,453
830	*	Viasat, Inc	64,325
3,584	*	Viavi Solutions, Inc	44,370
2,099		Vishay Intertechnology, Inc	38,769
161	*	Vishay Precision Group, Inc	5,508
5,010		Western Digital Corp	240,781
3,647		Xerox Corp	116,631
924	*	Zebra Technologies Corp (Class A)	193,606

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	27,250,095

TELECOMMUNICATION SERVICES - 1.9%
125,776		AT&T, Inc	3,944,336
110		ATN International, Inc	6,203
1,215	*	Boingo Wireless, Inc	28,285
16,015		CenturyLink, Inc	192,020
727	*	Cincinnati Bell, Inc	6,936
635		Cogent Communications Group, Inc	34,449
1,064	e	Consolidated Communications Holdings, Inc	11,608
1,231	*,e	Frontier Communications Corp	2,450
890	*,e	Gogo, Inc	3,996
1,299	*	Intelsat S.A.	20,342
1,842	*	Iridium Communications, Inc	48,702
1,450	*	NII Holdings, Inc	2,842
259	*	Ooma, Inc	3,429
1,000	*	Orbcomm, Inc	6,780
184	*	pdvWireless, Inc	6,469
728		Shenandoah Telecom Co	32,294
309		Spok Holdings, Inc	4,209
9,867	*	Sprint Corp	55,748
1,512		Telephone & Data Systems, Inc	46,464
5,418	*	T-Mobile US, Inc	374,384
247	*	US Cellular Corp	11,340
71,433		Verizon Communications, Inc	4,223,833
4,303	*	Vonage Holdings Corp	43,202
3,828	*	Zayo Group Holdings, Inc	108,792

		TOTAL TELECOMMUNICATION SERVICES	9,219,113

TRANSPORTATION - 2.0%
1,464	*	Air Transport Services Group, Inc	33,745
2,129		Alaska Air Group, Inc	119,479
203		Allegiant Travel Co	26,282

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

123		Amerco, Inc	$45,696
6,977		American Airlines Group, Inc	221,590
378		Arkansas Best Corp	11,639
363	*	Atlas Air Worldwide Holdings, Inc	18,353
1,153	*	Avis Budget Group, Inc	40,194
2,375		CH Robinson Worldwide, Inc	206,601
512		Copa Holdings S.A. (Class A)	41,272
542		Costamare, Inc	2,818
185	*	Covenant Transportation Group, Inc	3,511
13,442		CSX Corp	1,005,730
306	*	Daseke, Inc	1,558
11,203		Delta Air Lines, Inc	578,635
609	*	Eagle Bulk Shipping, Inc	2,832
427	*	Echo Global Logistics, Inc	10,581
3,089		Expeditors International of Washington, Inc	234,455
4,221		FedEx Corp	765,732
466		Forward Air Corp	30,164
127	*	Genco Shipping & Trading Ltd	947
1,141	*	Genesee & Wyoming, Inc (Class A)	99,427
828		Hawaiian Holdings, Inc	21,735
728		Heartland Express, Inc	14,036
866	*	Hertz Global Holdings, Inc	15,042
505	*	Hub Group, Inc (Class A)	20,629
1,477		JB Hunt Transport Services, Inc	149,605
5,176	*	JetBlue Airways Corp	84,679
1,808		Kansas City Southern Industries, Inc	209,692
1,157	*	Kirby Corp	86,902
2,000		Knight-Swift Transportation Holdings, Inc	65,360
719		Landstar System, Inc	78,651
1,216		Macquarie Infrastructure Co LLC	50,124
531		Marten Transport Ltd	9,468
668		Matson, Inc	24,108
4,665		Norfolk Southern Corp	871,842
1,158		Old Dominion Freight Line	167,204
310	*	PAM Transportation Services, Inc	15,171
124		Park-Ohio Holdings Corp	4,015
580	*	Radiant Logistics, Inc	3,654
883		Ryder System, Inc	54,737
780	*	Safe Bulkers, Inc	1,139
390	*	Saia, Inc	23,829
932		Schneider National, Inc	19,619
934		Scorpio Bulkers, Inc	3,587
802		Skywest, Inc	43,541
8,950		Southwest Airlines Co	464,595
1,133	*	Spirit Airlines, Inc	59,890
12,532		Union Pacific Corp	2,095,351
4,228	*	United Continental Holdings, Inc	337,310
11,905		United Parcel Service, Inc (Class B)	1,330,265
122		Universal Truckload Services, Inc	2,401
315	*	US Xpress Enterprises, Inc	2,082
669	*	USA Truck, Inc	9,660
1,147		Werner Enterprises, Inc	39,170
2,130	*,e	XPO Logistics, Inc	114,466
521	*	YRC Worldwide, Inc	3,486

		TOTAL TRANSPORTATION	9,998,286

UTILITIES - 3.2%
11,476		AES Corp	207,486
892		Allete, Inc	73,349
4,101		Alliant Energy Corp	193,280
4,027		Ameren Corp	296,186
8,485		American Electric Power Co, Inc	710,619
819		American States Water Co	58,395
3,029		American Water Works Co, Inc	315,804
3,091		Aqua America, Inc	112,636
177	*	AquaVenture Holdings Ltd	3,425

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

111		Artesian Resources Corp	$4,137
1,866	*,e	Atlantic Power Corp	4,702
1,817		Atmos Energy Corp	187,024
1,049		Avangrid, Inc	52,817
1,326		Avista Corp	53,862
1,043		Black Hills Corp	77,255
324	*,e	Cadiz, Inc	3,136
1,034		California Water Service Group	56,126
8,716		Centerpoint Energy, Inc	267,581
244		Chesapeake Utilities Corp	22,255
545		Clearway Energy, Inc (Class A)	7,924
1,281		Clearway Energy, Inc (Class C)	19,356
4,975		CMS Energy Corp	276,311
385		Connecticut Water Service, Inc	26,430
5,364		Consolidated Edison, Inc	454,921
420		Consolidated Water Co, Inc	5,405
12,913		Dominion Resources, Inc	989,911
3,107		DTE Energy Co	387,567
12,472		Duke Energy Corp	1,122,480
5,448		Edison International	337,340
767		El Paso Electric Co	45,115
3,177		Entergy Corp	303,817
4,614		Evergy, Inc	267,843
5,377		Eversource Energy	381,498
16,566		Exelon Corp	830,454
8,424		FirstEnergy Corp	350,523
133		Global Water Resources, Inc	1,305
1,875		Hawaiian Electric Industries, Inc	76,444
864		Idacorp, Inc	86,003
3,502		MDU Resources Group, Inc	90,457
640		MGE Energy, Inc	43,501
240		Middlesex Water Co	13,438
1,632		National Fuel Gas Co	99,487
1,312		New Jersey Resources Corp	65,324
8,325		NextEra Energy, Inc	1,609,389
6,223		NiSource, Inc	178,351
445		Northwest Natural Holding Co	29,205
871		NorthWestern Corp	61,327
4,986		NRG Energy, Inc	211,805
3,602		OGE Energy Corp	155,318
811		ONE Gas, Inc	72,203
751		Ormat Technologies, Inc	41,418
743		Otter Tail Corp	37,016
1,257		Pattern Energy Group, Inc	27,654
7,139	*,b	PG&E Corp	127,074
2,036		Pinnacle West Capital Corp	194,601
1,691		PNM Resources, Inc	80,052
1,817		Portland General Electric Co	94,193
12,105		PPL Corp	384,213
8,729		Public Service Enterprise Group, Inc	518,590
250	*	Pure Cycle Corp	2,465
105		RGC Resources, Inc	2,784
4,770		Sempra Energy	600,352
505		SJW Corp	31,179
1,730		South Jersey Industries, Inc	55,481
17,755		Southern Co	917,578
882		Southwest Gas Corp	72,553
162	e	Spark Energy, Inc	1,443
907		Spire, Inc	74,637
2,000		TerraForm Power, Inc	27,480
2,984		UGI Corp	165,373
217		Unitil Corp	11,755
7,212		Vistra Energy Corp	187,728
5,398		WEC Energy Group, Inc	426,874
8,886		Xcel Energy, Inc	499,482
203		York Water Co	6,967

		TOTAL UTILITIES	15,889,469

		TOTAL COMMON STOCKS	491,685,788

		(Cost $243,005,132)

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,666	†	Media General, Inc			$0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

MATERIALS - 0.0%
4,844	*,†	Pan American Silver Corp			1,091

		TOTAL MATERIALS			1,091

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	†	Forest Laboratories, Inc CVR			112
145		Tobira Therapeutics, Inc			9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			121

		TOTAL RIGHTS / WARRANTS			1,212

		(Cost $5,031)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.9%
$ 4,650,000		Federal Home Loan Bank (FHLB)	2.250%	04/01/19	4,650,000

		TOTAL GOVERNMENT AGENCY DEBT			4,650,000

SHARE		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
2,508,929	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,508,929

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,508,929

		TOTAL SHORT-TERM INVESTMENTS			7,158,929

		(Cost $7,158,929)
		TOTAL INVESTMENTS - 100.7%			498,845,929
		(Cost $250,169,092)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(3,510,578)

		NET ASSETS - 100.0%			$495,335,351

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,395,213.

Futures contracts outstanding as of March 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	34	06/21/19	$4,769,169	$4,824,260	$55,091

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 93.9%

AUSTRIA - 0.4%
18,728		Wienerberger AG.	$397,779

		TOTAL AUSTRIA	397,779

DENMARK - 2.7%
35,375		Novo Nordisk AS	1,848,886
2,742		Rockwool International AS (B Shares)	643,034

		TOTAL DENMARK	2,491,920

FRANCE - 16.5%
62,756		Accor S.A.	2,542,198
4,806		Airbus SE	636,969
43,513	g	ALD S.A.	607,918
83,088		Credit Agricole S.A.	1,003,198
3,047		Dassault Systemes S.A.	454,151
1,107		Kering	634,978
13,446		Nexity	656,291
17,587		Sanofi-Aventis	1,555,115
46,942		Schneider Electric S.A.	3,684,410
36,479		Vinci S.A.	3,549,473

		TOTAL FRANCE	15,324,701

GERMANY - 8.5%
21,979		BASF SE	1,620,882
5,152		Continental AG.	777,225
49,162		Daimler AG. (Registered)	2,884,986
2,761		HeidelbergCement AG.	199,018
24,459		Lanxess AG.	1,307,604
15,887		Porsche AG.	996,948
1,094		Rheinmetall AG.	114,208

		TOTAL GERMANY	7,900,871

HONG KONG - 2.0%
34,548		Hong Kong Exchanges and Clearing Ltd	1,207,056
28,402		Melco Crown Entertainment Ltd (ADR)	641,601

		TOTAL HONG KONG	1,848,657

INDIA - 1.0%
8,990		HDFC Bank Ltd	301,650
13,483		Housing Development Finance Corp	382,957
7,393		IndusInd Bank Ltd	189,952
14,765		Motherson Sumi Systems Ltd	31,929

		TOTAL INDIA	906,488

ITALY - 6.6%
182,789		Davide Campari-Milano S.p.A	1,795,834
90,489		Mediobanca S.p.A.	942,179
19,360		Moncler S.p.A	781,363
206,770		UniCredit S.p.A.	2,656,064

		TOTAL ITALY	6,175,440

JAPAN - 18.8%
5,501		Aisin Seiki Co Ltd	196,931
4,900		Central Japan Railway Co	1,138,987
22,600		CyberAgent, Inc	924,801
48,351		Hitachi Ltd	1,570,954

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

44,486		Ishikawajima-Harima Heavy Industries Co Ltd	$1,071,687
37,189		Komatsu Ltd	867,379
17,011		Konami Corp	740,143
38,400		Murata Manufacturing Co Ltd	1,921,727
6,621		Nintendo Co Ltd	1,898,180
15,212		Rohm Co Ltd	953,107
39,392		Sony Corp	1,663,177
57,185		Takeda Pharmaceutical Co Ltd	2,341,853
36,683		Toyota Motor Corp	2,161,024

		TOTAL JAPAN	17,449,950

KOREA, REPUBLIC OF - 0.5%
2,314		Samsung SDI Co Ltd	438,520

		TOTAL KOREA, REPUBLIC OF	438,520

NETHERLANDS - 1.4%
1,196	*,g	Adyen NV	938,085
12,181		Royal Dutch Shell plc (A Shares)	382,799

		TOTAL NETHERLANDS	1,320,884

NORWAY - 0.7%
16,719		Yara International ASA	685,060

		TOTAL NORWAY	685,060

SPAIN - 1.5%
87,776	*	Siemens Gamesa Renewable Energy	1,399,127

		TOTAL SPAIN	1,399,127

SWEDEN - 3.7%
97,907		Electrolux AB (Series B)	2,521,199
52,554		Hennes & Mauritz AB (B Shares)	876,772

		TOTAL SWEDEN	3,397,971

SWITZERLAND - 8.7%
531		Burckhardt Compression Holding AG.	144,564
142,674		Credit Suisse Group	1,663,068
8,635		Dufry Group	907,961
398		Geberit AG.	162,778
4,785		Lonza Group AG.	1,485,535
12,533		Nestle S.A.	1,195,027
8,938		Roche Holding AG.	2,462,909
689		Sika AG.	96,358

		TOTAL SWITZERLAND	8,118,200

UNITED KINGDOM - 20.9%
95,573		BAE Systems plc	600,749
167,239		CNH Industrial NV	1,703,943
19,072		Experian Group Ltd	516,191
26,072		Linde plc	4,590,546
3,487,196		Lloyds TSB Group plc	2,825,246
38,638		Reckitt Benckiser Group plc	3,215,554
1,149,913		Tesco plc	3,480,205
138,607		Travis Perkins plc	2,475,048

		TOTAL UNITED KINGDOM	19,407,482

		TOTAL COMMON STOCKS	87,263,050

		(Cost $93,509,291)

TIAA-CREF LIFE FUNDS - International Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 8.4%

GOVERNMENT AGENCY DEBT - 8.4%
$ 7,850,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	$7,850,000

	TOTAL GOVERNMENT AGENCY DEBT			7,850,000

	TOTAL SHORT-TERM INVESTMENTS			7,850,000

	(Cost $7,850,000)
	TOTAL INVESTMENTS - 102.3% (Cost $101,359,291)			95,113,050
	OTHER ASSETS & LIABILITIES, NET - (2.3)%			(2,161,443)

	NET ASSETS - 100.0%			$92,951,607

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $1,546,003 or 1.7% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2019

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$19,316,464	20.8%
CONSUMER DISCRETIONARY	17,618,291	19.0
FINANCIALS	11,171,371	12.0
CONSUMER STAPLES	9,686,620	10.4
HEALTH CARE	9,694,299	10.4
MATERIALS	8,897,247	9.6
INFORMATION TECHNOLOGY	6,276,544	6.8
COMMUNICATION SERVICES	3,563,124	3.8
REAL ESTATE	656,291	0.7
ENERGY	382,799	0.4
SHORT-TERM INVESTMENTS	7,850,000	8.4
OTHER ASSETS & LIABILITIES, NET	(2,161,443)	(2.3)

NET ASSETS	$92,951,607	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.6%

AUTOMOBILES & COMPONENTS - 0.0%
$ 75,000	i	Dana, Inc	LIBOR 1 M + 2.250%	4.750%	02/27/26	$74,250

		TOTAL AUTOMOBILES & COMPONENTS				74,250

CAPITAL GOODS - 0.0%
99,246	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.000	08/22/24	96,616

		TOTAL CAPITAL GOODS				96,616

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
71,778	i	ProQuest LLC	LIBOR 6 M + 3.250%	5.850	10/24/21	71,360
99,494	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	6.030	11/14/22	96,583

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				167,943

CONSUMER DURABLES & APPAREL - 0.1%
99,250	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.250	04/25/25	97,803

		TOTAL CONSUMER DURABLES & APPAREL				97,803

CONSUMER SERVICES - 0.2%
73,170	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	6.250	07/28/22	70,609
96,538	i	KUEHG Corp	LIBOR 3 M + 3.750%	6.350	02/21/25	95,191
99,248	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.250	03/27/25	97,397
99,748	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.330	08/14/24	97,041

		TOTAL CONSUMER SERVICES				360,238

ENERGY - 0.0%
15,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.870	12/31/21	15,797

		TOTAL ENERGY				15,797

FOOD, BEVERAGE & TOBACCO - 0.0%
29,182	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	4.990	08/03/22	28,321

		TOTAL FOOD, BEVERAGE & TOBACCO				28,321

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
95,429	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	5.250	06/24/21	95,280
249,375	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.250	10/10/25	232,959
35,513	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.490	10/27/22	35,502
41,155	i	NMN Holdings III Corp	LIBOR 2 M + 3.750%	6.320	11/13/25	40,640

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				404,381

INSURANCE - 0.1%
99,250	i	Acrisure LLC	LIBOR 3 M + 3.750%	6.380	11/22/23	97,720

		TOTAL INSURANCE				97,720

MATERIALS - 0.1%
100,000	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	5.100	03/01/26	97,813
24,061	i	Plaze, Inc	LIBOR 1 M + 3.500%	5.990	07/29/22	23,851
100,000	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.740	10/01/25	98,438

		TOTAL MATERIALS				220,102

MEDIA & ENTERTAINMENT - 0.1%
96,531	i	CDS US Intermediate Holdings, Inc	LIBOR 1 and 3 M + 3.750%	6.250	07/08/22	88,406
88,571	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.750	03/24/25	87,243
99,494	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.490	10/04/23	97,560

		TOTAL MEDIA & ENTERTAINMENT				273,209

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$ 93,671	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.480%	06/02/25	$93,002

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				93,002

REAL ESTATE - 0.1%
99,500	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.750	08/21/25	98,505
99,487	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.500	03/23/25	98,031

		TOTAL REAL ESTATE				196,536

SOFTWARE & SERVICES - 0.3%
75,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 5.000%	7.490	02/06/26	73,969
495,000	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.750	11/29/24	474,893
99,244	i	NeuStar, Inc	LIBOR 1 M + 3.500%	6.000	08/08/24	95,481

		TOTAL SOFTWARE & SERVICES				644,343

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
99,496	i	Dell International LLC	LIBOR 1 M + 2.000%	4.500	09/07/23	98,291
91,907	i	Plantronics, Inc	LIBOR 1 M + 2.500%	5.000	07/02/25	90,069
64,402	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	4.250	10/14/21	64,528

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				252,888

TELECOMMUNICATION SERVICES - 0.1%
99,239	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.750	01/22/23	97,564

		TOTAL TELECOMMUNICATION SERVICES				97,564

TRANSPORTATION - 0.1%
98,990	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.480	12/14/23	97,010

		TOTAL TRANSPORTATION				97,010

		TOTAL BANK LOAN OBLIGATIONS				3,217,723

		(Cost $3,294,511)

BONDS - 94.4%

CORPORATE BONDS - 35.5%

AUTOMOBILES & COMPONENTS - 0.4%
100,000		Aptiv plc		4.350	03/15/29	101,589
100,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	102,000
200,000		General Motors Co		4.200	10/01/27	191,965
125,000		General Motors Co		5.200	04/01/45	111,539
100,000	g	Hyundai Capital America		3.250	09/20/22	99,452
100,000	g	Hyundai Capital America		2.750	09/27/26	91,752
175,000		Magna International, Inc		3.625	06/15/24	178,116

		TOTAL AUTOMOBILES & COMPONENTS				876,413

BANKS - 5.9%
200,000	g	Akbank TAS		7.200	03/16/27	171,358
200,000	g	Banco del Estado de Chile		2.668	01/08/21	197,502
200,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	198,770
200,000		Banco Santander S.A.		3.125	02/23/23	197,892
200,000		Banco Santander S.A.		3.800	02/23/28	194,092
300,000		Bank of America Corp		2.151	11/09/20	296,977
200,000		Bank of America Corp		3.875	08/01/25	207,210
300,000		Bank of America Corp		3.248	10/21/27	293,982
125,000		Bank of America Corp		3.419	12/20/28	122,344
400,000		Bank of America Corp		3.974	02/07/30	408,105
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	224,562
200,000		Barclays plc		4.338	05/16/24	202,303
125,000		Barclays plc		3.650	03/16/25	121,849
200,000	g	BNG Bank NV		2.625	02/27/24	201,859
175,000		Capital One Bank USA NA		2.650	08/08/22	172,970
60,000		Capital One Bank USA NA		3.375	02/15/23	59,996

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 750,000		Citigroup, Inc		3.200%	10/21/26	$735,180
175,000		Citigroup, Inc		4.300	11/20/26	178,000
200,000		Citigroup, Inc		3.668	07/24/28	199,687
100,000		Citizens Bank NA		2.650	05/26/22	99,190
250,000	g	Cooperatieve Rabobank UA		3.875	09/26/23	257,511
250,000		Cooperatieve Rabobank UA		3.750	07/21/26	246,740
100,000	g	Credit Agricole S.A.		2.500	04/15/19	99,990
150,000	g	Credit Agricole S.A.		3.250	10/04/24	147,521
125,000		Discover Bank		3.200	08/09/21	125,612
100,000		HSBC Holdings plc		3.262	03/13/23	100,277
200,000		HSBC Holdings plc		3.033	11/22/23	199,031
350,000		HSBC Holdings plc		4.292	09/12/26	361,170
200,000		HSBC Holdings plc		4.375	11/23/26	205,030
200,000		HSBC Holdings plc		4.041	03/13/28	201,697
250,000		Huntington National Bank		2.500	08/07/22	247,615
200,000	g	ING Groep NV		4.625	01/06/26	209,940
375,000		JPMorgan Chase & Co		2.750	06/23/20	375,229
200,000		JPMorgan Chase & Co		2.776	04/25/23	198,941
150,000		JPMorgan Chase & Co		2.700	05/18/23	148,565
350,000		JPMorgan Chase & Co		3.200	06/15/26	348,006
175,000		JPMorgan Chase & Co		2.950	10/01/26	171,143
100,000		JPMorgan Chase & Co		3.882	07/24/38	98,292
80,000		KeyBank NA		2.500	12/15/19	79,876
100,000	g	Macquarie Bank Ltd		2.600	06/24/19	99,960
100,000		Mitsubishi UFJ Financial Group, Inc		3.741	03/07/29	102,675
125,000		MUFG Americas Holdings Corp		3.500	06/18/22	126,972
200,000		Royal Bank of Canada		3.700	10/05/23	206,733
200,000		Santander Holdings USA, Inc		3.400	01/18/23	200,159
100,000		Santander Holdings USA, Inc		4.400	07/13/27	99,197
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	298,566
200,000	g	State Bank of India		4.375	01/24/24	204,967
150,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	149,617
250,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	247,149
125,000		SunTrust Bank		2.900	03/03/21	125,329
100,000		SunTrust Bank		4.050	11/03/25	105,427
100,000		SunTrust Banks, Inc		2.750	05/01/23	99,227
250,000		Toronto-Dominion Bank		1.850	09/11/20	247,317
100,000		Toronto-Dominion Bank		3.625	09/15/31	98,835
200,000	g	Turkiye Is Bankasi		5.500	04/21/22	179,985
200,000	g	UBS AG.		2.450	12/01/20	198,827
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	3.252	04/23/21	200,290
150,000		Westpac Banking Corp		4.322	11/23/31	148,785

		TOTAL BANKS				11,446,031

CAPITAL GOODS - 0.7%
50,000	g	Anixter, Inc		6.000	12/01/25	52,500
50,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	46,250
150,000		General Electric Co		4.125	10/09/42	130,395
100,000		Lam Research Corp		4.000	03/15/29	101,999
150,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	149,744
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	201,871
125,000		Roper Technologies, Inc		3.800	12/15/26	126,562
100,000	g	Stena AB		7.000	02/01/24	96,125
100,000		Textron, Inc		3.875	03/01/25	100,769
250,000		United Technologies Corp		4.125	11/16/28	260,550
150,000		United Technologies Corp		4.450	11/16/38	155,317

		TOTAL CAPITAL GOODS				1,422,082

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
350,000		Republic Services, Inc		3.550	06/01/22	357,883
290,000		Republic Services, Inc		2.900	07/01/26	284,035
75,000		United Rentals North America, Inc		5.500	07/15/25	76,687
175,000		Waste Management, Inc		3.150	11/15/27	174,565
50,000		Waste Management, Inc		3.900	03/01/35	50,173
50,000		Waste Management, Inc		4.100	03/01/45	51,679

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				995,022

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERICAL & PROFESSIONAL SERVICES - 0.1%
$ 150,000	g,h	Prime Security Services Borrower LLC	5.750%	04/15/26	$150,000

		TOTAL COMMERICAL & PROFESSIONAL SERVICES			150,000

CONSUMER DURABLES & APPAREL - 0.1%
100,000		Leggett & Platt, Inc	4.400	03/15/29	100,987
175,000		Newell Rubbermaid, Inc	4.200	04/01/26	167,147

		TOTAL CONSUMER DURABLES & APPAREL			268,134

CONSUMER SERVICES - 0.5%
500,000	g	Anheuser-Busch Cos LLC	3.650	02/01/26	501,837
60,000		Boyd Gaming Corp	6.000	08/15/26	61,500
60,000	g	International Game Technology plc	6.250	01/15/27	61,500
200,000		Sands China Ltd	5.125	08/08/25	208,547
70,000		Speedway Motorsports, Inc	5.125	02/01/23	70,525

		TOTAL CONSUMER SERVICES			903,909

DIVERSIFIED FINANCIALS - 3.4%
120,000		AerCap Ireland Capital DAC	3.500	01/15/25	115,799
200,000		American Express Co	3.000	02/22/21	201,029
200,000		American Express Co	2.500	08/01/22	197,731
100,000		Ameriprise Financial, Inc	3.000	03/22/22	100,594
100,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	101,750
100,000		Bank of Montreal	3.803	12/15/32	96,700
125,000		Berkshire Hathaway, Inc	3.125	03/15/26	126,373
75,000	g	BPCE S.A.	4.000	09/12/23	76,129
150,000		Capital One Financial Corp	3.900	01/29/24	153,354
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	196,597
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	203,207
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	151,230
175,000		Deutsche Bank AG.	3.950	02/27/23	172,722
150,000		Discover Financial Services	4.500	01/30/26	154,087
150,000		Ford Motor Credit Co LLC	3.096	05/04/23	140,722
200,000		GE Capital International Funding Co	3.373	11/15/25	194,200
125,000		General Motors Financial Co, Inc	3.950	04/13/24	123,776
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	299,172
150,000		Goldman Sachs Group, Inc	3.691	06/05/28	148,525
100,000		Goldman Sachs Group, Inc	3.814	04/23/29	99,134
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	95,891
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	132,458
100,000		Icahn Enterprises LP	6.250	02/01/22	102,585
250,000	g	ICICI Bank Ltd	3.800	12/14/27	243,177
100,000		International Lease Finance Corp	5.875	08/15/22	107,849
150,000		Morgan Stanley	3.125	01/23/23	150,521
250,000		Morgan Stanley	3.737	04/24/24	255,154
600,000		Morgan Stanley	3.125	07/27/26	584,862
100,000	g	Quicken Loans, Inc	5.250	01/15/28	93,625
200,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	202,661
150,000		Synchrony Financial	4.250	08/15/24	150,985
125,000		TD Ameritrade Holding Corp	3.300	04/01/27	125,600
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	149,968
200,000	g	UBS Group Funding Switzerland AG.	2.859	08/15/23	197,108
175,000		Unilever Capital Corp	2.900	05/05/27	172,456
150,000		Wells Fargo & Co	3.750	01/24/24	154,417
100,000		Wells Fargo & Co	3.550	09/29/25	101,789
300,000		Wells Fargo & Co	3.000	04/22/26	293,388
225,000		Wells Fargo & Co	4.150	01/24/29	235,281

		TOTAL DIVERSIFIED FINANCIALS			6,602,606

ENERGY - 3.7%
100,000		Andeavor Logistics LP	4.250	12/01/27	100,743
100,000		Andeavor Logistics LP	5.200	12/01/47	100,132
125,000	g	Antero Midstream Partners LP	5.750	03/01/27	126,875
100,000		Apache Corp	4.750	04/15/43	94,422
100,000	g	APT Pipelines Ltd	4.250	07/15/27	101,419

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	Archrock Partners LP / Archrock Partners Finance Corp	6.875%	04/01/27	$101,970
100,000		BP Capital Markets America, Inc	2.520	09/19/22	99,073
300,000		BP Capital Markets America, Inc	3.796	09/21/25	311,209
125,000		BP Capital Markets plc	3.279	09/19/27	124,549
100,000	g	Cheniere Energy Partners LP	5.625	10/01/26	102,500
100,000		Cimarex Energy Co	3.900	05/15/27	99,806
100,000		Cimarex Energy Co	4.375	03/15/29	102,981
125,000		Concho Resources, Inc	3.750	10/01/27	124,090
125,000		Continental Resources, Inc	3.800	06/01/24	126,183
50,000		Ecopetrol S.A.	5.875	09/18/23	54,613
60,000		Ecopetrol S.A.	5.875	05/28/45	62,175
100,000		Enbridge, Inc	3.700	07/15/27	99,796
100,000		Energy Transfer Operating LP	5.250	04/15/29	107,403
100,000		Energy Transfer Operating LP	6.250	04/15/49	112,079
150,000		Energy Transfer Partners LP	4.750	01/15/26	156,748
150,000		Energy Transfer Partners LP	4.950	06/15/28	157,468
100,000		Enterprise Products Operating LLC	3.700	02/15/26	102,488
100,000		Enterprise Products Operating LLC	4.150	10/16/28	105,318
100,000		Enterprise Products Operating LLC	4.250	02/15/48	98,099
17,000	†,g	EP Energy LLC	9.375	05/01/24	6,035
100,000		Exterran Partners LP	6.000	04/01/21	99,925
75,000		Exterran Partners LP	6.000	10/01/22	75,563
125,000		Genesis Energy LP	6.250	05/15/26	118,125
150,000		Marathon Oil Corp	2.700	06/01/20	149,315
175,000		MPLX LP	4.125	03/01/27	176,245
125,000		MPLX LP	4.000	03/15/28	124,279
125,000		MPLX LP	4.500	04/15/38	119,019
125,000		MPLX LP	4.700	04/15/48	119,898
150,000		Noble Energy, Inc	3.850	01/15/28	147,887
150,000		Noble Energy, Inc	5.050	11/15/44	149,286
100,000		ONE Gas, Inc	3.610	02/01/24	102,790
100,000		ONEOK, Inc	4.000	07/13/27	100,281
225,000		ONEOK, Inc	4.350	03/15/29	229,019
100,000		Petrobras Global Finance BV	5.999	01/27/28	101,200
50,000		Petrobras Global Finance BV	7.250	03/17/44	52,175
75,000		Petroleos Mexicanos	6.375	02/04/21	77,775
65,000		Petroleos Mexicanos	3.500	01/30/23	62,082
80,000		Petroleos Mexicanos	4.250	01/15/25	75,320
100,000		Petroleos Mexicanos	6.500	03/13/27	100,421
50,000		Petroleos Mexicanos	5.350	02/12/28	46,400
25,000		Petroleos Mexicanos	6.500	01/23/29	24,775
175,000		Phillips 66 Partners LP	3.550	10/01/26	171,958
100,000		Phillips 66 Partners LP	4.900	10/01/46	101,969
45,000		Pioneer Natural Resources Co	7.500	01/15/20	46,565
150,000		Pioneer Natural Resources Co	3.450	01/15/21	151,576
50,000		Range Resources Corp	5.750	06/01/21	50,750
250,000	g	Reliance Industries Ltd	3.667	11/30/27	243,304
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	176,585
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	124,073
25,000	g	Targa Resources Partners LP	5.875	04/15/26	26,425
25,000	g	Targa Resources Partners LP	6.500	07/15/27	26,969
10,000		Tesoro Logistics LP	6.375	05/01/24	10,475
250,000		TransCanada PipeLines Ltd	4.250	05/15/28	261,088
40,000		USA Compression Partners LP	6.875	04/01/26	40,900
25,000	g	USA Compression Partners LP	6.875	09/01/27	25,406
25,000		Vale Overseas Ltd	6.875	11/21/36	28,563
125,000		Valero Energy Partners LP	4.500	03/15/28	129,407
150,000		Western Gas Partners LP	3.950	06/01/25	147,953
50,000		Western Gas Partners LP	4.650	07/01/26	50,686
25,000		Whiting Petroleum Corp	6.625	01/15/26	24,500
75,000		Williams Partners LP	3.600	03/15/22	76,074
75,000		Williams Partners LP	4.900	01/15/45	75,016
150,000	g	YPF S.A.	6.950	07/21/27	133,200

		TOTAL ENERGY			7,153,396

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 1.3%
$ 100,000		Albertsons Cos LLC	6.625%	06/15/24	$101,000
175,000		CVS Health Corp	3.700	03/09/23	177,796
275,000		CVS Health Corp	2.875	06/01/26	260,344
500,000		CVS Health Corp	4.300	03/25/28	507,098
400,000		CVS Health Corp	4.780	03/25/38	396,695
100,000		CVS Health Corp	5.050	03/25/48	100,793
140,000		Ingles Markets, Inc	5.750	06/15/23	142,625
100,000		Kroger Co	3.700	08/01/27	98,454
100,000		Kroger Co	4.500	01/15/29	102,386
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	97,941
450,000		Walmart, Inc	3.700	06/26/28	473,780
125,000		Walmart, Inc	3.950	06/28/38	131,551

		TOTAL FOOD & STAPLES RETAILING			2,590,463

FOOD, BEVERAGE & TOBACCO - 1.3%
100,000		Altria Group, Inc	4.400	02/14/26	102,997
100,000		Altria Group, Inc	5.950	02/14/49	107,292
123,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	122,815
150,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	152,209
125,000		Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	130,327
300,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	319,448
100,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	108,317
100,000		Campbell Soup Co	4.150	03/15/28	99,710
100,000		ConAgra Brands, Inc	4.850	11/01/28	105,124
100,000		Constellation Brands, Inc	4.400	11/15/25	105,056
200,000		Constellation Brands, Inc	3.600	02/15/28	195,894
200,000		Diageo Capital plc	3.500	09/18/23	207,261
200,000		Diageo Capital plc	3.875	05/18/28	211,507
150,000	g	Heineken NV	3.500	01/29/28	150,882
100,000	g	Heineken NV	4.350	03/29/47	100,984
100,000		Kellogg Co	3.400	11/15/27	96,172
100,000		Tyson Foods, Inc	3.900	09/28/23	103,066
100,000		Tyson Foods, Inc	3.550	06/02/27	98,397
100,000		Tyson Foods, Inc	5.100	09/28/48	101,962

		TOTAL FOOD, BEVERAGE & TOBACCO			2,619,420

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
150,000		Anthem, Inc	3.650	12/01/27	149,775
250,000		Becton Dickinson and Co	3.700	06/06/27	249,299
100,000		Boston Scientific Corp	4.000	03/01/29	103,231
75,000		Cardinal Health, Inc	3.410	06/15/27	70,882
100,000		Covidien International Finance S.A.	3.200	06/15/22	101,701
250,000		Dartmouth-Hitchcock Health	4.178	08/01/48	254,898
50,000	g	Enterprise Merger Sub, Inc	8.750	10/15/26	44,562
160,000		HCA, Inc	5.625	09/01/28	169,200
25,000		HCA, Inc	5.875	02/01/29	26,936
100,000		HCA, Inc	5.500	06/15/47	106,712
150,000	g	MEDNAX, Inc	6.250	01/15/27	151,688
14,000		Medtronic, Inc	4.625	03/15/45	16,024
50,000		Tenet Healthcare Corp	8.125	04/01/22	53,793
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	168,783
150,000		UnitedHealth Group, Inc	2.950	10/15/27	147,411
100,000		UnitedHealth Group, Inc	3.750	10/15/47	97,315
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	100,952
55,000		Zimmer Holdings, Inc	3.550	04/01/25	54,273

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,067,435

INSURANCE - 1.5%
100,000		ACE INA Holdings, Inc	2.875	11/03/22	100,835
100,000		Allstate Corp	3.280	12/15/26	101,486
100,000		Allstate Corp	5.750	08/15/53	101,750
100,000		American Financial Group, Inc	3.500	08/15/26	96,570
90,000		American International Group, Inc	3.750	07/10/25	90,163
125,000		American International Group, Inc	3.900	04/01/26	125,906
175,000		Aon plc	3.500	06/14/24	177,599

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Berkshire Hathaway Finance Corp	4.250%	01/15/49	$104,765
200,000		Children’s Hospital Medic	4.268	05/15/44	211,093
100,000		CNA Financial Corp	3.950	05/15/24	101,676
100,000		CNA Financial Corp	3.450	08/15/27	97,697
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	99,884
100,000		Humana, Inc	3.950	03/15/27	101,121
100,000		Lincoln National Corp	3.800	03/01/28	101,435
100,000		MetLife, Inc	3.600	11/13/25	103,232
175,000		Prudential Financial, Inc	3.878	03/27/28	184,041
100,000	g	Prudential Funding LLC	6.750	09/15/23	114,058
100,000		Verisk Analytics, Inc	4.125	03/15/29	102,630
500,000	g,i	Vitality Re IX Ltd	3.981	01/10/22	496,500
250,000	g	Vitality Re X Ltd	4.131	01/10/23	249,800
25,000		WR Berkley Corp	5.375	09/15/20	25,713

		TOTAL INSURANCE			2,887,954

MATERIALS - 1.2%
100,000		ArcelorMittal	6.250	02/25/22	107,905
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	200,304
100,000	g	CRH America Finance, Inc	3.400	05/09/27	95,823
100,000	g	Dow Chemical Co	4.550	11/30/25	105,589
50,000		Dow Chemical Co	4.375	11/15/42	47,791
180,000		DowDuPont, Inc	4.725	11/15/28	194,400
250,000		International Paper Co	4.350	08/15/48	233,786
200,000	g	Inversiones CMPC S.A.	4.375	04/04/27	201,077
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	98,500
100,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	101,665
100,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	103,315
50,000		Newmont Mining Corp	4.875	03/15/42	52,457
100,000		Nutrien Ltd	3.375	03/15/25	98,682
60,000	g	OCI NV	6.625	04/15/23	62,133
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	83,792
100,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	104,986
200,000	g	SABIC Capital II BV	4.000	10/10/23	204,025
100,000		Sherwin-Williams Co	3.450	06/01/27	98,331
100,000		Westlake Chemical Corp	3.600	08/15/26	96,815

		TOTAL MATERIALS			2,291,376

MEDIA & ENTERTAINMENT - 2.0%
100,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	101,625
25,000		CBS Corp	2.900	06/01/23	24,706
100,000		CBS Corp	3.375	02/15/28	95,346
75,000		Charter Communications Operating LLC	3.579	07/23/20	75,553
375,000		Charter Communications Operating LLC	4.908	07/23/25	395,439
100,000		Charter Communications Operating LLC	5.375	05/01/47	99,627
300,000		Comcast Corp	3.700	04/15/24	309,974
200,000		Comcast Corp	3.950	10/15/25	209,252
300,000		Comcast Corp	2.350	01/15/27	280,432
300,000		Comcast Corp	3.200	07/15/36	272,782
100,000		Discovery Communications LLC	2.950	03/20/23	99,097
100,000		Discovery Communications LLC	3.950	03/20/28	97,249
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	53,000
100,000	g	Gray Escrow, Inc	7.000	05/15/27	106,250
35,000		Grupo Televisa SAB	6.625	01/15/40	40,907
40,000		Meredith, Corp	6.875	02/01/26	42,100
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	124,967
50,000	g	Nielsen Finance LLC	5.000	04/15/22	49,500
80,000	g	Tegna, Inc	5.500	09/15/24	80,800
75,000		Time Warner Cable, Inc	5.875	11/15/40	78,037
450,000		Time Warner, Inc	2.100	06/01/19	449,380
175,000		Time Warner, Inc	3.600	07/15/25	174,898

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Time Warner, Inc	3.800%	02/15/27	$99,487
50,000		Viacom, Inc	5.850	09/01/43	54,393
500,000	g	Walt Disney Co	3.000	09/15/22	505,076
50,000	g	Walt Disney Co	6.900	08/15/39	70,634

		TOTAL MEDIA & ENTERTAINMENT			3,990,511

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
100,000		Abbott Laboratories	3.875	09/15/25	104,625
227,000		Abbott Laboratories	3.750	11/30/26	235,861
100,000		Abbott Laboratories	5.300	05/27/40	117,036
100,000		AbbVie, Inc	2.850	05/14/23	98,928
150,000		AbbVie, Inc	3.200	05/14/26	145,951
300,000		AbbVie, Inc	4.250	11/14/28	306,701
125,000		AbbVie, Inc	4.400	11/06/42	116,194
100,000		Actavis Funding SCS	3.800	03/15/25	101,341
100,000		Actavis Funding SCS	4.550	03/15/35	98,068
100,000		AstraZeneca plc	3.125	06/12/27	97,952
150,000		AstraZeneca plc	4.000	01/17/29	157,652
200,000	g	Bayer US Finance II LLC	4.375	12/15/28	198,946
200,000	g	Bayer US Finance II LLC	4.625	06/25/38	187,065
75,000		Celgene Corp	3.875	08/15/25	76,992
275,000		Celgene Corp	3.450	11/15/27	272,333
150,000		Gilead Sciences, Inc	2.950	03/01/27	145,983
36,000		Gilead Sciences, Inc	4.000	09/01/36	35,384
50,000		Gilead Sciences, Inc	4.150	03/01/47	48,341
100,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	104,938
150,000		Johnson & Johnson	2.900	01/15/28	149,390
100,000		Johnson & Johnson	3.400	01/15/38	98,288
125,000		Mylan, Inc	4.550	04/15/28	121,635
175,000		Novartis Capital Corp	3.000	11/20/25	177,966
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	122,646
50,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	50,241
50,000	g	VRX Escrow Corp	5.875	05/15/23	50,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,420,957

REAL ESTATE - 1.9%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	100,958
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	100,703
100,000		American Tower Corp	3.000	06/15/23	99,705
50,000		American Tower Corp	3.375	10/15/26	48,771
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	152,688
100,000		Brandywine Operating Partnership LP	3.950	11/15/27	99,542
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	199,182
160,000		Brixmor Operating Partnership LP	4.125	06/15/26	160,215
75,000		Brixmor Operating Partnership LP	3.900	03/15/27	73,728
110,000		Crown Castle International Corp	4.875	04/15/22	115,979
50,000		Crown Castle International Corp	3.700	06/15/26	49,882
87,000		DDR Corp	3.625	02/01/25	85,439
50,000		Digital Realty Trust LP	3.700	08/15/27	49,550
100,000		Duke Realty LP	3.250	06/30/26	98,618
100,000		Equity One, Inc	3.750	11/15/22	101,840
75,000		Essex Portfolio LP	3.375	01/15/23	75,428
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	100,698
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	174,835
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	101,088
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	121,272
100,000		Liberty Property LP	4.375	02/01/29	104,375
100,000		Mid-America Apartments LP	4.300	10/15/23	104,204
125,000		Mid-America Apartments LP	3.750	06/15/24	127,424
100,000		Mid-America Apartments LP	3.600	06/01/27	99,490
50,000		National Retail Properties, Inc	3.800	10/15/22	51,102
100,000		National Retail Properties, Inc	3.300	04/15/23	100,638

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		National Retail Properties, Inc	4.000%	11/15/25	$102,591
150,000		Regency Centers LP	3.900	11/01/25	152,937
200,000		Regency Centers LP	3.600	02/01/27	199,083
50,000		Weingarten Realty Investors	3.375	10/15/22	50,210
100,000		Weingarten Realty Investors	3.500	04/15/23	100,452
100,000		Weingarten Realty Investors	4.450	01/15/24	103,561
100,000		Weingarten Realty Investors	3.850	06/01/25	100,227
100,000		Weingarten Realty Investors	3.250	08/15/26	94,806

		TOTAL REAL ESTATE			3,601,221

RETAILING - 0.4%
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,711
50,000		AutoNation, Inc	3.800	11/15/27	46,595
15,000		Men’s Wearhouse, Inc	7.000	07/01/22	14,775
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	124,605
100,000	†,g	PetSmart, Inc	7.125	03/15/23	74,500
125,000	g	Rolls-Royce plc	2.375	10/14/20	123,879
100,000	g	Rolls-Royce plc	3.625	10/14/25	99,685
100,000	g	Staples, Inc	8.500	09/15/25	109,000
125,000		Target Corp	3.625	04/15/46	118,275

		TOTAL RETAILING			737,025

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
300,000		Intel Corp	2.875	05/11/24	302,413
70,000		Intel Corp	2.600	05/19/26	68,506
25,000		Intel Corp	3.734	12/08/47	25,257
100,000		Texas Instruments, Inc	2.625	05/15/24	99,443
25,000		Texas Instruments, Inc	4.150	05/15/48	26,982

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			522,601

SOFTWARE & SERVICES - 0.8%
100,000		IHS Markit Ltd	4.125	08/01/23	101,984
100,000		IHS Markit Ltd	4.750	08/01/28	104,631
400,000		Microsoft Corp	2.400	08/08/26	388,146
100,000		Microsoft Corp	4.100	02/06/37	108,929
110,000		Microsoft Corp	3.700	08/08/46	112,609
125,000		Oracle Corp	2.500	05/15/22	124,371
275,000		Oracle Corp	2.650	07/15/26	266,102
100,000		Oracle Corp	3.800	11/15/37	100,128
125,000		Oracle Corp	4.000	11/15/47	125,839
75,000	g	Refinitiv US Holdings	8.250	11/15/26	73,594
100,000		salesforce.com, Inc	3.700	04/11/28	104,859

		TOTAL SOFTWARE & SERVICES			1,611,192

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
200,000		Amphenol Corp	3.125	09/15/21	201,738
100,000		Amphenol Corp	4.350	06/01/29	105,818
275,000		Apple, Inc	2.450	08/04/26	265,677
500,000		Apple, Inc	3.200	05/11/27	504,578
75,000		Broadcom Corp	3.875	01/15/27	71,699
250,000		Cisco Systems, Inc	1.850	09/20/21	245,844
75,000	g	CommScope, Inc	5.500	06/15/24	73,433
100,000		Corning, Inc	4.375	11/15/57	93,188
225,000	g	Dell International LLC	4.420	06/15/21	230,876
200,000	g	Dell International LLC	5.300	10/01/29	201,295
100,000		L-3 Technologies, Inc	3.850	06/15/23	103,105

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,097,251

TELECOMMUNICATION SERVICES - 1.8%
450,000		AT&T, Inc	3.400	05/15/25	445,569
425,000		AT&T, Inc	4.350	03/01/29	434,321
300,000		AT&T, Inc	4.300	02/15/30	303,858
150,000		AT&T, Inc	4.500	05/15/35	147,983
100,000		AT&T, Inc	4.500	03/09/48	94,171
200,000	g	Bharti Airtel Ltd	4.375	06/10/25	196,739

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	C&W Senior Financing Designated Activity Co	7.500%	10/15/26	$206,000
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	68,916
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	203,253
50,000		Orange S.A.	5.375	01/13/42	56,726
100,000		Telefonica Emisiones SAU	4.103	03/08/27	101,329
50,000		T-Mobile USA, Inc	6.375	03/01/25	52,065
14,000		Verizon Communications, Inc	3.376	02/15/25	14,194
683,000		Verizon Communications, Inc	4.329	09/21/28	724,134
100,000		Verizon Communications, Inc	3.875	02/08/29	102,809
86,000	g	Verizon Communications, Inc	4.016	12/03/29	88,876
258,000		Verizon Communications, Inc	4.272	01/15/36	261,327
100,000		Verizon Communications, Inc	4.522	09/15/48	102,764
150,000		Vodafone Group plc	4.375	05/30/28	152,605

		TOTAL TELECOMMUNICATION SERVICES			3,757,639

TRANSPORTATION - 1.1%
100,000		CSX Corp	3.800	03/01/28	102,670
100,000		CSX Corp	4.250	03/15/29	106,280
100,000		CSX Corp	3.800	11/01/46	94,585
200,000		CSX Corp	4.300	03/01/48	204,253
200,000		Delta Air Lines, Inc	3.625	03/15/22	201,373
125,000		Delta Air Lines, Inc	3.800	04/19/23	126,368
200,000	g	DP World Ltd	5.625	09/25/48	207,913
100,000		FedEx Corp	4.100	02/01/45	90,656
100,000		FedEx Corp	4.050	02/15/48	89,370
200,000		Kansas City Southern	2.350	05/15/20	198,626
175,000		Northrop Grumman Corp	3.250	01/15/28	172,157
100,000		Northrop Grumman Corp	4.030	10/15/47	99,010
200,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	204,669
100,000		Union Pacific Corp	3.950	09/10/28	104,968
125,000		Union Pacific Corp	4.500	09/10/48	133,089

		TOTAL TRANSPORTATION			2,135,987

UTILITIES - 2.6%
100,000		AEP Transmission Co LLC	3.100	12/01/26	98,971
100,000		AEP Transmission Co LLC	4.000	12/01/46	100,846
100,000		American Water Capital Corp	3.000	12/01/26	96,985
100,000		American Water Capital Corp	4.000	12/01/46	99,955
150,000		American Water Capital Corp	3.750	09/01/47	145,524
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	120,988
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	49,724
200,000		Black Hills Corp	4.250	11/30/23	207,394
100,000		Black Hills Corp	3.150	01/15/27	95,421
75,000	g	Calpine Corp	5.250	06/01/26	74,625
25,000	g	Clearway Energy Operating LLC	5.750	10/15/25	25,094
100,000		CMS Energy Corp	3.600	11/15/25	100,441
100,000		DTE Electric Co	3.750	08/15/47	99,677
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,297
100,000		Duke Energy Corp	1.800	09/01/21	97,604
150,000		Duke Energy Corp	2.650	09/01/26	142,945
100,000		Entergy Corp	2.950	09/01/26	96,164
200,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	209,872
175,000		Exelon Generation Co LLC	3.400	03/15/22	177,462
100,000		Florida Power & Light Co	3.990	03/01/49	104,917
150,000		Fortis, Inc	3.055	10/04/26	143,588
100,000		Indiana Michigan Power Co	3.750	07/01/47	95,502
25,000		Integrys Energy Group, Inc	4.170	11/01/20	25,309
200,000	g	Israel Electric Corp Ltd	4.250	08/14/28	201,089
100,000		LG&E and KU Energy LLC	3.750	11/15/20	101,113
125,000		MidAmerican Energy Co	3.650	08/01/48	121,697
200,000	g	Minejesa Capital BV	4.625	08/10/30	193,924
125,000		NiSource Finance Corp	3.490	05/15/27	124,798
100,000		NRG Energy, Inc	6.250	05/01/24	103,125
50,000		NRG Energy, Inc	5.750	01/15/28	53,000

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 125,000		Ohio Power Co		4.150%	04/01/48	$130,458
125,000		Oncor Electric Delivery Co LLC		2.150	06/01/19	124,891
300,000		PPL Capital Funding, Inc		4.200	06/15/22	307,877
250,000		PPL Electric Utilities Corp		3.000	09/15/21	251,526
175,000		PSEG Power LLC		3.850	06/01/23	179,368
80,000		Public Service Co of Colorado		4.750	08/15/41	87,647
100,000		Public Service Co of Oklahoma		5.150	12/01/19	101,646
150,000		Southwest Gas Corp		3.700	04/01/28	152,962
200,000	g	Suzano Austria GmbH		6.000	01/15/29	213,042
55,000		Virginia Electric & Power Co		2.950	01/15/22	55,205
75,000		Virginia Electric & Power Co		2.950	11/15/26	73,480
50,000		Virginia Electric & Power Co		3.500	03/15/27	50,954
100,000		Xcel Energy, Inc		3.350	12/01/26	100,192
35,000		Xcel Energy, Inc		4.800	09/15/41	37,303

		TOTAL UTILITIES				5,189,602

		TOTAL CORPORATE BONDS				69,338,227

		(Cost $68,581,285)

GOVERNMENT BONDS - 38.6%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	398,866

		TOTAL AGENCY SECURITIES				398,866

FOREIGN GOVERNMENT BONDS - 3.1%
200,000		Argentina Republic Government International Bond		5.625	01/26/22	172,500
200,000	g	Bermuda Government International Bond		3.717	01/25/27	197,250
250,000	g	Bermuda Government International Bond		4.750	02/15/29	263,750
150,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	07/28/20	148,922
200,000		Colombia Government International Bond		5.000	06/15/45	209,840
200,000	g	Costa Rica Government International Bond		7.158	03/12/45	193,000
225,000	g	Ecuador Government International Bond		9.650	12/13/26	235,688
200,000	g	Egypt Government International Bond		5.577	02/21/23	198,601
200,000	g	Egypt Government International Bond		7.600	03/01/29	205,478
100,000		European Investment Bank		4.875	02/15/36	126,668
275,000	g	Ghana Government International Bond		8.125	03/26/32	273,925
250,000	g	Guatemala Government International Bond		4.500	05/03/26	244,063
EUR 170,000	g	Hellenic Republic Government International Bond		3.375	02/15/25	194,609
$ 200,000		Japan Bank for International Cooperation		2.375	04/20/26	195,896
100,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	101,284
250,000	g	Korea Housing Finance Corp		2.000	10/11/21	244,310
1,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	1,005,151
100,000		Mexico Government International Bond		4.000	10/02/23	102,800
250,000		Mexico Government International Bond		4.150	03/28/27	254,175
32,000		Mexico Government International Bond		6.050	01/11/40	36,480
100,000	g	Nigeria Government International Bond		7.143	02/23/30	100,071
200,000		Panama Government International Bond		4.500	05/15/47	210,940
225,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	227,844
200,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	205,500
150,000	g	Provincia de Buenos Aires		7.875	06/15/27	109,125
200,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	160,500
300,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	298,389
UYU 2,765,000	g	Uruguay Government International Bond		9.875	06/20/22	81,955
$ 200,000	g	Zambia Government International Bond		8.500	04/14/24	146,553

		TOTAL FOREIGN GOVERNMENT BONDS				6,145,267

MORTGAGE BACKED - 17.0%
197,177		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	202,710
80,771		FHLMC		3.500	09/15/44	82,512
423,634	i	FHLMC	LIBOR 1 M + 0.300%	2.784	06/15/48	419,281
264,771	i	FHLMC		5.946	06/15/48	300,493
396,183	i	FHLMC		5.866	10/15/48	443,304

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 38,198		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%	06/01/36	$41,161
13,114		FGLMC	5.000	07/01/39	14,164
300,668		FGLMC	3.500	04/01/45	307,917
1,231,767		FGLMC	3.500	10/01/45	1,260,516
394,103		FGLMC	4.000	12/01/45	412,048
426,229		FGLMC	3.500	08/01/46	436,177
1,300,513		FGLMC	3.000	01/01/47	1,295,362
1,470,299		FGLMC	3.000	02/01/47	1,464,475
19,836		FGLMC	4.500	06/01/47	21,099
571,627		FGLMC	4.000	09/01/47	592,184
735,804		FGLMC	3.500	03/01/48	751,672
223,254		FGLMC	4.000	03/01/48	233,753
190,846		FGLMC	4.000	07/01/48	199,935
260,969		FGLMC	4.500	08/01/48	278,381
21,479		Federal National Mortgage Association (FNMA)	6.000	08/01/21	22,012
82,535		FNMA	3.500	01/01/26	84,622
195,048		FNMA	3.500	06/01/32	200,631
765,660		FNMA	3.500	07/01/32	783,561
138,274		FNMA	3.000	11/01/32	139,550
146,100		FNMA	5.000	05/01/35	157,181
7,253		FNMA	7.500	07/01/35	7,274
198,528		FNMA	5.000	02/01/36	214,659
90,232		FNMA	5.000	07/01/41	97,290
61,278		FNMA	4.500	03/01/44	65,324
329,070		FNMA	4.500	10/01/44	346,061
673,414		FNMA	4.500	11/01/44	708,183
109,601		FNMA	5.000	11/01/44	118,175
77,262		FNMA	3.000	02/25/45	78,027
437,242		FNMA	3.000	02/25/45	441,626
226,897	h	FNMA	4.000	06/01/45	235,331
1,408,308		FNMA	3.000	12/25/45	1,413,168
760,904		FNMA	3.500	01/01/46	778,205
490,486		FNMA	4.000	01/01/46	512,408
30,580	h	FNMA	4.000	03/01/46	31,745
612,683	h	FNMA	3.000	11/01/46	610,169
88,000	h	FNMA	3.000	12/01/46	87,746
863,271		FNMA	3.500	12/01/46	877,282
780,939		FNMA	3.500	01/01/47	792,532
67,461	h	FNMA	3.000	02/01/47	67,266
41,675	h	FNMA	3.000	03/01/47	41,555
126,186		FNMA	3.000	04/25/47	126,497
317,749		FNMA	3.500	11/01/47	322,763
216,151		FNMA	3.500	12/01/47	219,550
147,437		FNMA	3.500	01/01/48	149,755
232,463		FNMA	4.500	01/01/48	247,614
220,389		FNMA	4.500	02/01/48	234,727
1,063,175		FNMA	3.000	02/25/48	1,068,921
204,073		FNMA	4.000	03/01/48	213,390
963,903		FNMA	4.500	03/01/48	1,026,610
3,275,151		FNMA	4.000	04/01/48	3,381,624
140,063		FNMA	4.500	05/01/48	149,176
187,868		FNMA	4.500	05/01/48	200,090
1,089,394	h	FNMA	4.000	08/01/48	1,123,029
198,778	h	FNMA	4.500	08/01/48	207,870
253,860		FNMA	5.000	08/01/48	274,986
864,283		FNMA	4.500	12/01/48	903,137
613,651	h	FNMA	5.000	12/01/48	649,660
6,984		Government National Mortgage Association (GNMA)	5.000	03/15/34	7,290
50,415		GNMA	5.000	06/15/34	52,625
6,025		GNMA	5.000	04/15/38	6,473
2,821		GNMA	6.000	08/20/38	3,121
18,517		GNMA	4.500	04/15/40	19,480
356,510		GNMA	4.000	06/20/46	54,885
886,971		GNMA	3.000	12/20/47	891,488
1,209,782		GNMA	3.500	12/20/47	1,237,102
830,380		GNMA	3.000	01/20/48	834,610
1,035,016		GNMA	3.500	01/20/48	1,058,317

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 506,296		GNMA	4.000%	12/20/48	$523,135
381,471		GNMA	3.500	01/20/49	389,604

		TOTAL MORTGAGE BACKED			33,246,256

MUNICIPAL BONDS - 2.6%
200,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	202,584
200,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	204,492
300,000		City of New York NY	3.430	12/01/24	312,792
270,000		Commonwealth Financing Authority	3.864	06/01/38	274,310
415,000		Denver City & County School District No	4.242	12/15/37	452,188
300,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	301,584
300,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	302,787
170,000		New York State Dormitory Authority	4.294	07/01/44	175,637
200,000		Public Finance Authority	4.269	07/01/40	210,082
1,400,000		State of Illinois	5.100	06/01/33	1,375,668
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	308,835
1,000,000		State of Texas	3.295	10/01/25	1,034,370

		TOTAL MUNICIPAL BONDS			5,155,329

U.S. TREASURY SECURITIES - 15.7%
100,000		United States Treasury Bond	3.500	02/15/39	113,508
1,000,000		United States Treasury Bond	3.125	11/15/41	1,065,898
2,935,700		United States Treasury Bond	3.000	11/15/45	3,053,816
290,000		United States Treasury Bond	2.500	05/15/46	273,212
1,865,000		United States Treasury Bond	2.875	11/15/46	1,892,392
765,000		United States Treasury Bond	3.000	05/15/47	794,614
1,060,000		United States Treasury Bond	3.125	05/15/48	1,126,623
2,491,000		United States Treasury Bond	3.375	11/15/48	2,778,730
8,000		United States Treasury Note	1.375	09/30/19	7,957
45,000		United States Treasury Note	1.500	10/31/19	44,749
70,000		United States Treasury Note	1.750	11/30/19	69,686
100,000		United States Treasury Note	1.625	03/15/20	99,269
485,000		United States Treasury Note	2.500	05/31/20	485,663
850,000		United States Treasury Note	2.500	12/31/20	852,690
4,635,000		United States Treasury Note	2.500	01/31/21	4,652,019
1,000,000		United States Treasury Note	2.500	02/28/21	1,004,023
3,630,000		United States Treasury Note	2.500	02/15/22	3,657,650
2,300,000		United States Treasury Note	2.375	03/15/22	2,310,781
75,000		United States Treasury Note	1.625	05/31/23	73,195
1,025,000		United States Treasury Note	2.875	09/30/23	1,052,907
655,000		United States Treasury Note	2.625	12/31/23	666,463
700,000		United States Treasury Note	2.375	02/29/24	704,949
380,000		United States Treasury Note	2.125	03/31/24	378,070
300,000		United States Treasury Note	2.000	04/30/24	296,473
475,000		United States Treasury Note	2.125	09/30/24	471,530
100,000		United States Treasury Note	2.250	10/31/24	99,891
935,000		United States Treasury Note	2.625	01/31/26	953,554
1,625,000		United States Treasury Note	3.000	02/15/49	1,687,017

		TOTAL U.S. TREASURY SECURITIES			30,667,329

		TOTAL GOVERNMENT BONDS			75,613,047

		(Cost $74,891,170)

STRUCTURED ASSETS - 20.3%

ASSET BACKED - 8.9%
200,000		AmeriCredit Automobile Receivables Trust Series - 2015 3 (Class D)	3.340	08/08/21	200,762
500,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2019 1A (Class A)	3.450	03/20/23	505,296
500,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2017 2A (Class A)	2.970	03/20/24	498,375
1,000,000	g	Capital Automotive REIT Series - 2014 1A (Class A)	3.660	10/15/44	1,000,797
490,417	g	Capital Automotive REIT Series - 2017 1A (Class A1)	3.870	04/15/47	493,843
75,000		CarMax Auto Owner Trust Series - 2015 2 (Class B)	2.150	03/15/21	74,820
55,000		CarMax Auto Owner Trust Series - 2015 2 (Class C)	2.390	03/15/21	54,900

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		CarMax Auto Owner Trust Series - 2017 4 (Class A4)		2.330%	05/15/23	$496,602
144,702	†,g,i	CBRE Realty Finance Series - 2007 1A (Class A2)	LIBOR 3 M + 0.300%	3.095	04/07/52	0
11,250		Centex Home Equity Series - 2002 A (Class AF6)		5.540	01/25/32	11,324
500,000		CFCRE Commercial Mortgage Trust Series - 2016 C7 (Class ASB)		3.644	12/10/54	513,437
493,750	g	DB Master Finance LLC Series - 2017 1A (Class A2I)		3.629	11/20/47	494,091
125,000	g,h	DB Master Finance LLC Series - 2019 1A (Class A2I)		3.787	05/20/49	125,804
250,000	g,h	DB Master Finance LLC Series - 2019 1A (Class A2II)		4.021	05/20/49	251,884
125,000	g,h	DB Master Finance LLC Series - 2019 1A (Class A23)		4.352	05/20/49	126,414
486,249	g	Domino’s Pizza Master Issuer LLC Series - 2015 1A (Class A2II)		4.474	10/25/45	501,819
394,000	g	Domino’s Pizza Master Issuer LLC Series - 2017 1A (Class A2II)		3.082	07/25/47	389,233
521,063	g	Domino’s Pizza Master Issuer LLC Series - 2018 1A (Class A2I)		4.116	07/25/48	528,915
325,000	g	Ford Credit Auto Owner Trust Series - 2016 1 (Class A)		2.310	08/15/27	322,395
500,000	g	Ford Credit Auto Owner Trust Series - 2017 2 (Class A)		2.360	03/15/29	491,901
500,000		Ford Credit Floorplan Master Owner Trust Series - 2017 2 (Class A1)		2.160	09/15/22	496,097
300,000		Ford Credit Floorplan Master Owner Trust Series - 2017 3 (Class A)		2.480	09/15/24	297,980
145,000	g,i	FREMF Mortgage Trust Series - 2015 K45 (Class B)		3.591	04/25/48	145,391
245,357		GM Financial Automobile Leasing Trust Series - 2018 3 (Class A2A)		2.890	09/21/20	245,579
100,000	g	GMF Floorplan Owner Revolving Trust Series - 2017 1 (Class A1)		2.220	01/18/22	99,527
206,585	g	HERO Funding Trust Series - 2017 3A (Class A1)		3.190	09/20/48	208,258
206,585	g	HERO Funding Trust Series - 2017 3A (Class A2)		3.950	09/20/48	211,110
500,000	g	Hertz Vehicle Financing II LP Series - 2018 1A (Class A)		3.290	02/25/24	497,932
462,541	g	Hilton Grand Vacations Trust Series - 2017 AA (Class B)		2.960	12/26/28	455,933
23,527	i	Morgan Stanley ABS Capital I, Inc Trust Series - 2004 NC1 (Class M1)	LIBOR 1 M + 1.050%	3.266	12/27/33	23,503
628,791	g	MVW Owner Trust Series - 2017 1A (Class A)		2.420	12/20/34	616,842
250,000	g	Navient Student Loan Trust Series - 2019 BA (Class A2A)		3.390	12/15/59	249,985
500,000		Nissan Auto Lease Trust Series - 2017 B (Class A3)		2.050	09/15/20	498,402
38,551	g,i	Orange Lake Timeshare Trust Series - 2014 AA (Class B)		3.030	07/09/29	38,030
208,139	g	Pretium Mortgage Credit Partners I LLC (Step Bond) Series - 2018 NPL3 (Class A1)		4.125	08/25/33	209,343
180,000		Santander Drive Auto Receivables Trust Series - 2018 5 (Class A2A)		2.970	07/15/21	180,061
250,000		Santander Drive Auto Receivables Trust Series - 2019 1 (Class B)		3.210	09/15/23	251,095
500,000	g	Santander Retail Auto Lease Trust Series - 2017 A (Class A4)		2.370	01/20/22	497,259
474,298	g	Sierra Receivables Funding Co LLC Series - 2017 1A (Class B)		3.200	03/20/34	471,986
250,000	g	Sierra Timeshare Receivables Funding LLC Series - 2019 1A (Class A)		3.200	01/20/36	251,567
250,000	g	Sierra Timeshare Receivables Funding LLC Series - 2019 1A (Class C)		3.770	01/20/36	251,466

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 23,249	g	SLM Student Loan Trust Series - 2012 A (Class A2)		3.830%	01/17/45	$23,263
211,804	g	Sofi Professional Loan Program LLC Series - 2018 D (Class A1FX)		3.120	02/25/48	212,384
100,477	g	SoFi Professional Loan Program LLC Series - 2016 A (Class A2)		2.760	12/26/36	99,800
500,000	g	SoFi Professional Loan Program LLC Series - 2017 F (Class A2FX)		2.840	01/25/41	497,116
152,469	g	SolarCity LMC Series - 2014 2 (Class A)		4.020	07/20/44	152,986
164,334	g	SpringCastle America Funding LLC Series - 2016 AA (Class A)		3.050	04/25/29	164,126
18,572	i	Structured Asset Investment Loan Trust Series - 2004 8 (Class M1)	LIBOR 1 M + 0.900%	3.386	09/25/34	18,419
16,948	i	Structured Asset Investment Loan Trust Series - 2004 8 (Class A9)	LIBOR 1 M + 1.000%	3.486	09/25/34	16,864
300,000		Synchrony Credit Card Master Note Trust Series - 2017 2 (Class A)		2.620	10/15/25	299,173
231,901	g	Tesla Auto Lease Trust Series - 2018 B (Class A)		3.710	08/20/21	234,547
587,172	g	TLF National Tax Lien Trust Series - 2017 1A (Class B)		3.840	12/15/29	583,800
500,000	g	Verizon Owner Trust Series - 2017 1A (Class A)		2.060	09/20/21	498,449
400,116	g	VOLT LXV LLC (Step Bond) Series - 2018 NPL1 (Class A1)		3.750	04/25/48	399,098
98,346	g	VOLT LXXIII LLC (Step Bond) Series - 2018 NPL9 (Class A1A)		4.458	10/25/48	98,998
125,228	g	VOLT LXXV LLC (Step Bond) Series - 2019 NPL1 (Class A1A)		4.336	01/25/49	126,169
109,082	g	VOLT LXXV LLC (Step Bond) Series - 2019 NPL2 (Class A1)		3.967	02/25/49	109,219
100,000	g	VOLT LXXV LLC (Step Bond) Series - 2019 NPL3 (Class A1)		3.967	03/25/49	100,109
493,750	g	Wendys Funding LLC Series - 2018 1A (Class A2I)		3.573	03/15/48	486,768

		TOTAL ASSET BACKED				17,401,246

OTHER MORTGAGE BACKED - 11.4%
48,028	g,i	Agate Bay Mortgage Trust Series - 2014 3 (Class A13)		3.500	11/25/44	47,612
922,650	g,i	Agate Bay Mortgage Trust Series - 2015 6 (Class A9)		3.500	09/25/45	906,848
22,915	i	Alternative Loan Trust Series - 2004 8CB (Class M1)	LIBOR 1 M + 0.500%	2.986	06/25/34	22,825
21,987	g,i	Banc of America Commercial Mortgage Trust Series - 2007 4 (Class E)		5.678	02/10/51	22,281
200,000	g	BBCMS Trust Series - 2015 SRCH (Class A2)		4.197	08/10/35	213,570
47,384	i	CHL Mortgage Pass-Through Trust Series - 2004 HYB9 (Class 1A1)		4.263	02/20/35	47,672
500,000		Citigroup Commercial Mortgage Trust Series - 2016 GC37 (Class AS)		3.576	04/10/49	503,719
750,000		COMM Mortgage Trust Series - 2012 CR4 (Class A3)		2.853	10/15/45	745,324
1,000,000	g,i	COMM Mortgage Trust Series - 2013 CR8 (Class B)		3.961	06/10/46	1,024,046
600,000	i	COMM Mortgage Trust Series - 2014 CR18 (Class B)		4.456	07/15/47	624,597
300,000	i	COMM Mortgage Trust Series - 2015 CR22 (Class AM)		3.603	03/10/48	301,736
200,000	g,i	COMM Mortgage Trust Series - 2015 CR22 (Class D)		4.118	03/10/48	189,259
390,000	g,i	COMM Mortgage Trust Series - 2015 CR23 (Class CMB)		3.685	05/10/48	392,141
500,000		COMM Mortgage Trust Series - 2015 CR23 (Class AM)		3.801	05/10/48	512,060
550,000	i	COMM Mortgage Trust Series - 2015 CR23 (Class B)		4.183	05/10/48	565,959

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 100,000	i	COMM Mortgage Trust Series - 2015 CR23 (Class C)		4.252%	05/10/48	$102,671
500,000		COMM Mortgage Trust Series - 2015 CR24 (Class A5)		3.696	08/10/48	517,366
195,000	i	Connecticut Avenue Securities Series - 2014 C02 (Class 1M2)	LIBOR 1 M + 2.600%	5.086	05/25/24	204,434
184,031	i	Connecticut Avenue Securities Series - 2014 C03 (Class 1M2)	LIBOR 1 M + 3.000%	5.486	07/25/24	195,367
286,170	i	Connecticut Avenue Securities Series - 2016 C04 (Class 1M1)	LIBOR 1 M + 1.450%	3.936	01/25/29	287,237
499,452	i	Connecticut Avenue Securities Series - 2016 C06 (Class 1M1)	LIBOR 1 M + 1.300%	3.786	04/25/29	501,489
59,198	i	Connecticut Avenue Securities Series - 2017 C03 (Class 1M1)	LIBOR 1 M + 0.950%	3.436	10/25/29	59,302
431,853	i	Connecticut Avenue Securities Series - 2018 C01 (Class 1M1)	LIBOR 1 M + 0.600%	3.086	07/25/30	430,867
32,302	i	Connecticut Avenue Securities Series - 2018 C03 (Class 1M1)	LIBOR 1 M + 0.680%	3.166	10/25/30	32,289
33,453	i	Connecticut Avenue Securities Series - 2018 C04 (Class 2M1)	LIBOR 1 M + 0.750%	3.236	12/25/30	33,449
117,087	i	Connecticut Avenue Securities Series - 2018 C05 (Class 1M1)	LIBOR 1 M + 0.720%	3.206	01/25/31	117,057
46,000	i	Connecticut Avenue Securities Series - 2018 C06 (Class 2M2)	LIBOR 1 M + 2.100%	4.586	03/25/31	45,411
66,878	g,i	Connecticut Avenue Securities Series - 2018 R07 (Class 1M1)	LIBOR 1 M + 0.750%	3.236	04/25/31	66,855
108,343	g,i	Connecticut Avenue Securities Series - 2019 R01 (Class 2M1)	LIBOR 1 M + 0.850%	3.336	07/25/31	108,378
15,000	g,i	Connecticut Avenue Securities Series - 2019 R01 (Class 2M2)	LIBOR 1 M + 2.450%	4.936	07/25/31	15,019
39,722	g,i	Connecticut Avenue Securities Series - 2019 R02 (Class 1M1)	LIBOR 1 M + 0.850%	3.336	08/25/31	39,749
1,300,000	g,i	DBUBS Mortgage Trust Series - 2011 LC2A (Class D)		5.532	07/10/44	1,347,485
175,000	g,i	DBUBS Mortgage Trust Series - 2011 LC1A (Class C)		5.699	11/10/46	182,383
215,948	g,i	Flagstar Mortgage Trust Series - 2018 3INV (Class A3)		4.000	05/25/48	218,240
91,457	g,i	Flagstar Mortgage Trust Series - 2018 5 (Class A11)		4.000	09/25/48	91,358
67,197	i	HarborView Mortgage Loan Trust Series - 2005 11 (Class 2A1A)	LIBOR 1 M + 0.620%	3.102	08/19/45	65,545
400,000	g	Hudson Yards Mortgage Trust Series - 2016 10HY (Class A)		2.835	08/10/38	391,263
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2012 HSBC (Class C)		4.021	07/05/32	306,818
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2011 C3 (Class D)		5.662	02/15/46	371,007
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2011 C4 (Class C)		5.399	07/15/46	104,398
400,000		JP Morgan Chase Commercial Mortgage Securities Trust Series - 2017 JP6 (Class AS)		3.744	07/15/50	407,912
151,635	i	JP Morgan Mortgage Acquisition Trust Series - 2007 CH5 (Class A1)	LIBOR 1 M + 0.160%	2.646	06/25/37	148,749
62,816	g,i	JP Morgan Mortgage Trust Series - 2016 1 (Class A13)		3.500	05/25/46	61,914
35,852	g,i	JP Morgan Mortgage Trust Series - 2017 1 (Class A3)		3.500	01/25/47	35,875
46,600	g,i	JP Morgan Mortgage Trust Series - 2017 2 (Class A13)		3.500	05/25/47	46,105
46,157	g,i	JP Morgan Mortgage Trust Series - 2017 3 (Class 1A5)		3.500	08/25/47	46,187
152,194	g,i	JP Morgan Mortgage Trust Series - 2018 1 (Class A5)		3.500	06/25/48	152,295

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 27,163	g,i	JP Morgan Mortgage Trust Series - 2018 3 (Class A5)		3.500%	09/25/48	$27,181
94,176	g,i	JP Morgan Mortgage Trust Series - 2018 4 (Class A5)		3.500	10/25/48	94,239
466,030	g,i	JP Morgan Mortgage Trust Series - 2018 5 (Class A5)		3.500	10/25/48	466,340
439,489	g,i	JP Morgan Mortgage Trust Series - 2018 6 (Class 1A3)		3.500	12/25/48	439,781
61,484	g,i	JP Morgan Mortgage Trust Series - 2018 8 (Class A13)		4.000	01/25/49	61,491
42,495	g,i	JP Morgan Mortgage Trust Series - 2018 9 (Class A13)		4.000	02/25/49	42,635
206,420	g,i	JP Morgan Mortgage Trust Series - 2019 1 (Class A15)		4.000	05/25/49	207,435
680,000		JPMBB Commercial Mortgage Securities Trust Series - 2014 C21 (Class A5)		3.775	08/15/47	706,817
500,000	i	JPMBB Commercial Mortgage Securities Trust Series - 2015 C29 (Class AS)		3.917	05/15/48	514,535
500,000		JPMBB Commercial Mortgage Securities Trust Series - 2015 C31 (Class AS)		4.106	08/15/48	519,730
200,000	i	JPMBB Commercial Mortgage Securities Trust Series - 2015 C31 (Class B)		4.617	08/15/48	211,147
14,306	i	LB-UBS Commercial Mortgage Trust Series - 2007 C6 (Class AM)		6.114	07/15/40	14,306
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust Series - 2014 C14 (Class AS)		4.384	02/15/47	346,036
628,927		Morgan Stanley Bank of America Merrill Lynch Trust Series - 2015 C21 (Class AS)		3.652	03/15/48	642,209
9,261	i	Morgan Stanley Capital I Trust Series - 2006 HQ10 (Class AJ)		5.389	11/12/41	9,226
139,101	g,i	Sequoia Mortgage Trust Series - 2016 3 (Class A10)		3.500	11/25/46	139,346
335,976	g,h,i	Sequoia Mortgage Trust Series - 2018 3 (Class A1)		3.500	03/25/48	333,968
541,725	g,i	Sequoia Mortgage Trust Series - 2018 5 (Class A4)		3.500	05/25/48	543,625
84,275	g,i	Sequoia Mortgage Trust Series - 2018 CH2 (Class A21)		4.000	06/25/48	85,229
88,171	g,i	Sequoia Mortgage Trust Series - 2018 6 (Class A4)		4.000	07/25/48	89,456
94,097	g,i	Sequoia Mortgage Trust Series - 2018 8 (Class A19)		4.000	11/25/48	94,566
159,246	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2014 HQ2 (Class M2)	LIBOR 1 M + 2.200%	4.686	09/25/24	162,313
245,695	i	STACR Series - 2015 HQ1 (Class M3)	LIBOR 1 M + 3.800%	6.286	03/25/25	258,892
179,488	i	STACR Series - 2015 HQ2 (Class M2)	LIBOR 1 M + 1.950%	4.436	05/25/25	182,455
6,796	i	STACR Series - 2017 DNA1 (Class M1)	LIBOR 1 M + 1.200%	3.686	07/25/29	6,825
900,398	i	STACR Series - 2017 DNA3 (Class M1)	LIBOR 1 M + 0.750%	3.236	03/25/30	899,839
51,981	g,i	STACR Series - 2018 SPI2 (Class M1)		3.819	05/25/48	51,930
111,144	g,i	STACR Series - 2018 SPI3 (Class M1)		4.167	08/25/48	111,918
309,936	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class AJ)		5.876	05/15/46	311,771
72,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class C)		5.951	05/15/46	72,720
500,000		Wells Fargo Commercial Mortgage Trust Series - 2015 NXS1 (Class A5)		3.148	05/15/48	503,542
490,000		Wells Fargo Commercial Mortgage Trust Series - 2015 NXS1 (Class AS)		3.406	05/15/48	492,663
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust Series - 2010 C1 (Class B)		5.276	11/15/43	51,497

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

$ 645,000	i	WFRBS Commercial Mortgage Trust Series - 2013 C18 (Class AS)	4.387%	12/15/46		$678,506

		TOTAL OTHER MORTGAGE BACKED				22,228,292

		TOTAL STRUCTURED ASSETS				39,629,538

		(Cost $39,378,800)
		TOTAL BONDS				184,580,812

		(Cost $182,851,255)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	N/A	‡	55,391
17,265	*	Federal National Mortgage Association	8.250	N/A	‡	178,347

		TOTAL BANKS				233,738

		TOTAL PREFERRED STOCKS				233,738

		(Cost $569,550)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.8%

GOVERNMENT AGENCY DEBT - 3.8%
$ 7,460,000		Federal Home Loan Bank (FHLB)	2.250	04/01/19		7,460,000

		TOTAL GOVERNMENT AGENCY DEBT				7,460,000

		TOTAL SHORT-TERM INVESTMENTS				7,460,000

		(Cost $7,460,000)
		TOTAL INVESTMENTS - 99.9% (Cost $194,175,316)				195,492,273
		OTHER ASSETS & LIABILITIES, NET - 0.1%				117,153

		NET ASSETS - 100.0%				$195,609,426

Abbreviation(s):

EUR	Euro
LIBOR	London Interbank Offered Rates
M	Month
MTN	Medium Term Note
REIT	Real Estate Investment Trust
UYU	Uruguayan Peso

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/19, the aggregate value of these securities was $40,427,559 or 20.7% of net assets.

h	All or a portion of these securities were purchased on delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Bilateral credit default swap contracts outstanding as of March 31, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront receipts (payments)	Unrealized appreciation (depreciation)
CDX-EMS31-V1-5Y	1.000%	Credit event as specified in contract	Citibank, N.A	06/20/24	$500,000	$18,664	$16,465	$2,199

(1)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 99.9%(a)

FIXED INCOME - 49.9%
2,974,473	TIAA-CREF Life Bond Fund	$30,696,559

	TOTAL FIXED INCOME	30,696,559

INTERNATIONAL EQUITY - 10.0%
790,656	TIAA-CREF Life International Equity Fund	6,127,580

	TOTAL INTERNATIONAL EQUITY	6,127,580

U.S. EQUITY - 40.0%
346,646	TIAA-CREF Life Growth Equity Fund	5,601,794
345,394	TIAA-CREF Life Growth & Income Fund	6,154,928
394,768	TIAA-CREF Life Large-Cap Value Fund	5,483,334
85,166	TIAA-CREF Life Real Estate Securities Fund	1,230,652
84,968	TIAA-CREF Life Small-Cap Equity Fund	1,214,196
196,742	TIAA-CREF Life Stock Index Fund	4,920,518

	TOTAL U.S. EQUITY	24,605,422

	TOTAL TIAA-CREF LIFE FUNDS	61,429,561

	(Cost $55,649,584)
	TOTAL INVESTMENTS - 99.9%	61,429,561
	(Cost $55,649,584)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	44,808

	NET ASSETS - 100.0%	$61,474,369

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of March 31, 2019, 100% of the value of investments in the Balanced Fund was valued based on Level 1 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of March 31, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer discretionary	$15,959,307	$1,315,907	$—	$17,275,214
Communication services	19,310,807	1,403,761	—	20,714,568
Health care	14,433,786	2,027,183	—	16,460,969
Industrials	7,106,162	1,294,083	—	8,400,245
Information technology	42,840,576	752,193	—	43,592,769
All other equity investments*	6,923,912	—	—	6,923,912
Short-term investments	—	1,000,000	—	1,000,000
Purchased options	45,559	—	—	45,559
Written options**	(19,620)	—	—	(19,620)
Total	$106,600,489	$7,793,127	$—	$114,393,616
Growth & Income
Equity investments:
Consumer discretionary	$13,369,628	$445,772	$—	$13,815,400
Communication services	16,274,794	361,787	—	16,636,581
Consumer staples	10,972,152	598,979	—	11,571,131
Health care	22,319,302	2,361,933	—	24,681,235
Information technology	33,821,262	468,609	—	34,289,871
Materials	5,209,669	303,294	—	5,512,963
All other equity investments*	39,831,438	—	—	39,831,438
Short-term investments	635,605	1,650,000	—	2,285,605
Purchased options	3,430	—	—	3,430
Written options**	(211,887)	—	—	(211,887)
Total	$142,225,393	$6,190,374	$—	$148,415,767
Large-Cap Value
Equity investments*	$68,942,073	$—	$—	$68,942,073
Short-term investments	—	700,000	—	700,000
Total	$68,942,073	$700,000	$—	$69,642,073
Real Estate Securities
Equity investments*	$75,277,890	$—	$—	$75,277,890
Short-term investments	—	2,600,000	—	2,600,000
Total	$75,277,890	$2,600,000	$—	$77,877,890
Small-Cap Equity
Equity investments*	$53,592,128	$—	$—	$53,592,128
Short-term investments	524,283	250,000	—	774,283
Total	$54,116,411	$250,000	$—	$54,366,411
Social Choice Equity
Equity investments*	$62,411,930	$—	$—	$62,411,930
Short-term investments	138,642	350,000	—	488,642
Futures contracts**	1,928	—	—	1,928
Total	$62,552,500	$350,000	$—	$62,902,500

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Stock Index
Equity investments:
Financials	$64,837,476	$125	$—	$64,837,601
Health care	70,425,837	95	112	70,426,044
Materials	14,504,474	—	1,286	14,505,760
All other equity investments*	341,917,595	—	—	341,917,595
Short-term investments	2,508,929	4,650,000	—	7,158,929
Futures contracts**	55,091	—	—	55,091
Total	$494,249,402	$4,650,220	$1,398	$498,901,020
International Equity
Equity investments:
Asia	$641,601	$18,657,006	$—	$19,298,607
Europe	—	64,215,712	—	64,215,712
All other equity investments*	—	3,748,731	—	3,748,731
Short-term investments	—	7,850,000	—	7,850,000
Total	$641,601	$94,471,449	$—	$95,113,050
Bond
Bank loan obligations	$—	$3,217,723	$—	$3,217,723
Corporate bonds	—	69,257,692	80,535	69,338,227
Government bonds	—	75,613,047	—	75,613,047
Structured assets	—	39,629,538	—	39,629,538
Preferred stocks	233,738	—	—	233,738
Short-term investments	—	7,460,000	—	7,460,000
Credit default swap contracts**	—	2,199	—	2,199
Unfunded loan commitment**	—	(66)	—	(66)
Total	$233,738	$195,180,133	$80,535	$195,494,406

*	For detailed categories, see the accompanying Schedules of Investments.
**	Unfunded loan commitments and derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.